UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22761

Investment Company Act file number

Stone Ridge Trust

(Exact name of registrant as specified in charter)

405 Lexington Avenue, 55th Floor

New York, New York 10174

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

405 Lexington Avenue, 55th Floor

New York, New York 10174

(Name and address of agent for service)

(855)-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2014

Date of reporting period: October 31, 2014

Item 1. Reports to Stockholders.

Shareholder letter

December 2014

Dear Fellow Shareholder,

Each year, I find myself in deeper awe of the power of beta, and with a building sense of humility. The more I learn about beta, the more I realize how much there is to know and how much I want to know. There’s beauty in beta.

At Stone Ridge, we study beta while standing on the shoulders of giants. In recent decades, pioneering asset management firms have made access to various equity and fixed income risk premiums – to betas – widely available. For example, the idea of a fund with only small-cap stocks was radical and groundbreaking in 1981 when Dimensional Fund Advisors (DFA) launched their version and they’ve blazed the trail. Another giant, Vanguard, has delivered one breakthrough idea after another. We are grateful for their leadership.

Stone Ridge is honored to contribute our part to the history of innovation in asset management. We offer broad access to the reinsurance risk premium and the variance risk premium (VRP), both valuable, diversifying betas that can complement a traditional portfolio. Our product development philosophy is anti-fad and focuses only on index-like businesses that we believe deserve to be permanent, strategic holdings in our clients’ portfolios.

Today, Stone Ridge serves over 100 institutional clients. We manage 11 reinsurance and VRP funds with a close-knit team of world-class professionals who make accessing these risk premiums possible. Although 71% of the firm has advanced degrees and 19% have Ph.D.’s, an advanced degree is not a requirement to join Stone Ridge. The only non-negotiable musts: a sense of wonder and a commitment to personal improvement.

On our path we seek to add extraordinary individuals, but slowly. Recruiting at Stone Ridge requires candidates go through a minimum of 15-20 interviews, including two full rounds with each member of our Management Committee. And because actions speak louder than words, the completion and presentation of a challenging 3-7 day project is the final element. The bar to join Stone Ridge is exceptionally high and we are not in a rush.

There are other filters. Our firm’s principles – Focus. Be Humble. Be Kind. – don’t work for everyone. In fact, they repel many traditional Wall Street types. But for those our principles do attract, the attraction is powerful. Our team feels privileged to work with each other. By design, we have non-overlapping skill sets, so we depend on each other. Every member of the team is motivated to hold up their end of the bargain. We wouldn’t dare let each other down. There are still other filters. In a short attention span culture that demands immediate results often based on shortcuts, Stone Ridge is a firm that values practice for its own sake. During the vast, vast majority of our practice time, we’re on our own personal plateaus where progress isn’t tangible. This pre-breakthrough practice time, arduous and unavoidable, doesn’t work for everyone. In particular, it repels the instant gratification types.

My view on practice filters through our whole firm. I invite you to come visit our offices at some point over the next year. Our office is such a special place to us. It is our dojo. It is where we go to train. We keep it clean. There’s no dust in the corners. That’s because it is our place of practice. And we are not looking to master reinsurance or master VRP. We are looking to master practice.

While our recruiting process can take several months from beginning to end, once aboard a new teammate finds a work environment unlike anything they have ever known. We do not ask them “what can you do for Stone Ridge?” Instead, we ask “what can Stone Ridge do for you?” How can we accelerate your career? How can we give you a platform to shine? My most important leadership task is to help already exceptional and ambitious people realize that they are far more talented, far more capable, and far more responsible than even they themselves believed prior to joining the firm. The net result of our approach to building a firm: we’ve had zero employee turnover.

2	Stone Ridge Funds	Annual Report	October 31, 2014

Shareholder letter

Stone Ridge works for its employees, but how does it work for its clients? Our portfolios have taken many hits including material losses from both Malaysian Airlines crashes, a refinery explosion in Russia, devastating blizzards in Japan, and Hurricane Odile which wrecked Cabo San Lucas. However, if you calculate our total returns – simply take our trading profits across all of our products each month since our first funds were fully invested in July 2013, subtract all fees and expenses, and divide by our firm-wide AUM – the total Stone Ridge fund complex has been profitable 16 out of the last 17 months, the annualized return was 11.3%, the single monthly loss was 0.02%, and the ratio of annualized return to volatility (Sharpe Ratio) was 5 to 1.

Our performance during this period is unsustainable and materially understates the true risk of our strategies. Do not get lulled into a false sense of security when you look at the consistency of our past performance. In some future years, there will be tragic earthquakes and hurricanes. There will be market crashes. Our funds will have sharp drawdowns. Nevertheless, our performance to date is real, we did it on billions of dollars of assets, and our clients – who took a chance on a firm and a set of strategies no one had ever heard of – have been well rewarded for their vision and courage.

Our firm is most proud of the 50/50 partnership we have with you, our clients. We are on the path together. You contribute the capital necessary to sustain and propel groundbreaking product development. We contribute our collective careers’ worth of experience in sourcing, structuring, execution, and risk management. Together, it works. In that spirit, I offer my deepest gratitude to you for sharing responsibility for your wealth with us this year. We look forward to serving you again in 2015.

Sincerely,

Ross L. Stevens

Founder, CEO

Standardized returns as October 31, 2014 for: VRLIX 1Yr=7.95%; VRSIX 1Yr=2.85%; VRPIX 1Yr = 6.02%; VRFIX since inception (2/11/2014) = 0.47%; VRMIX since inception (2/11/2014)=3.05%; VRIIX since inception (2/11/14) = 0.92%; SREIX 1Yr=8.39%; SHRIX 1Yr=9.44%; SRRIX since inception (12/9/2013)=8.40%. Returns over one year are annualized. Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results for funds are net of fees and reflect the reinvestment of dividends and earnings. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent quarter end may be obtained by calling 855-609-3680.

The gross expense ratio for the funds: VRLIX 1.65%; VRSIX 1.80%; VRFIX 1.50%; VRMIX 1.55%; SREIX 1.89%; SHRIX 1.98%; SRRIX 2.43%; VRPIX 1.75%; VRIIX 1.62%.

The opinions expressed are those of Stone Ridge Asset Management through the end of the period of this report, are subject to change, and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Past performance is no guarantee of future results.

The Funds are generally available only to registered investment advisors (“RIAs”) meeting certain qualifications and that have completed a training program provided by the Advisor. Before allocating shares of the Funds to a client’s account, RIAs should carefully consider the Fund’s risks and

Stone Ridge Funds	Annual Report	October 31, 2014	3

Shareholder letter

investment objectives, as investing in the Funds may not be appropriate for all clients and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. The event-linked securities in which the Fund invests are considered “high yield” or “junk bonds”. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, an RIA should (i) consider the suitability of this investment with respect to a client’s investment objectives and individual situation and (ii) consider factors such as a client’s net worth, income, age, and risk tolerance. Allocation to client accounts should be avoided where a client has a short-term investing horizon and/or cannot bear the loss of some or all of their investment.

Mutual fund investing involves risk; Principal loss is possible. Event-linked, catastrophe bonds and reinsurance related securities carry large uncertainties and major risk exposures to adverse conditions. If a trigger event, as defined within the terms of the bond (such as a major natural disaster), involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, the Fund may lose a portion or all of its investment in such security, including accrued interest and/or principal invested in such security. The Funds may invest in illiquid or restricted securities which may be difficult or impossible to sell at a time that the Funds would like or at the price that the Fund believes the security is worth. For additional risks, please refer to the prospectus.

The U.S. Master Variance Risk Premium Fund, U.S. Variance Risk Premium Fund, and U.S. Small Cap Variance Risk Premium funds’ use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. Investing in an ETF exposes the Fund to all of the risks of that ETF’s investments. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value. The Fund is subject to leveraging risk. Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. If, in any year, the Fund fails to qualify as a RIC under the Code for any reason, such a failure would have a material adverse effect on the Fund and its shareholders.

This information is intended for the shareholders of the Funds and is not for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The Stone Ridge Funds are distributed by Quasar Distributors, LLC.

Beta is a measure of volatility of a security or portfolio in comparison to the market as a whole.

Sharpe Ratio uses standard deviation to measure a fund’s risk adjusted returns. The higher the Sharpe Ratio, the better a fund’s returns have been relative to the risk it has taken on.

4	Stone Ridge Funds	Annual Report	October 31, 2014

STONE RIDGE REINSURANCE RISK PREMIUM FUND

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $10,000 made on February 1, 2013 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Bank of America (BofA) Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment.

AVERAGE ANNUAL TOTAL RETURNS (FOR YEAR ENDED OCTOBER 31, 2014)
	1-year period ended 10/31/2014	Since Inception (02/01/13)
Stone Ridge Reinsurance Risk Premium Fund — Class I	8.39%	7.42%
Stone Ridge Reinsurance Risk Premium Fund — Class M	8.18%	7.27%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.05%	0.06%

Stone Ridge Funds	Annual Report	October 31, 2014	5

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $10,000 made on February 1, 2013 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Bank of America (BofA) Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment.

AVERAGE ANNUAL TOTAL RETURNS (FOR YEAR ENDED OCTOBER 31, 2014)
	1-year period ended 10/31/2014	Since Inception (02/01/13)
Stone Ridge High Yield Reinsurance Risk Premium Fund — Class I	9.44%	8.63%
Stone Ridge High Yield Reinsurance Risk Premium Fund — Class M	9.33%	8.48%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.05%	0.06%

6	Stone Ridge Funds	Annual Report	October 31, 2014

Stone Ridge U.S. Variance Risk Premium Fund

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $10,000 made on May 1, 2013 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Bank of America (BofA) Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment.

AVERAGE ANNUAL TOTAL RETURNS (FOR YEAR ENDED OCTOBER 31, 2014)
	1-year period ended 10/31/2014	Since Inception (05/01/13)
Stone Ridge U.S. Variance Risk Premium Fund — Class I	7.95%	10.30%
Stone Ridge U.S. Variance Risk Premium Fund — Class M	7.76%	10.10%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.05%	0.05%

Stone Ridge Funds	Annual Report	October 31, 2014	7

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $10,000 made on May 1, 2013 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Bank of America (BofA) Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment.

AVERAGE ANNUAL TOTAL RETURNS (FOR YEAR ENDED OCTOBER 31, 2014)
	1-year period ended 10/31/2014	Since Inception (05/01/13)
Stone Ridge U.S. Small Cap Variance Risk Premium Fund — Class I	2.85%	7.95%
Stone Ridge U.S. Small Cap Variance Risk Premium Fund — Class M	2.65%	7.75%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.05%	0.05%

8	Stone Ridge Funds	Annual Report	October 31, 2014

STONE RIDGE U.S. MASTER VARIANCE RISK PREMIUM FUND

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $10,000 made on May 22, 2013 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Bank of America (BofA) Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment.

AVERAGE ANNUAL TOTAL RETURNS (FOR YEAR ENDED OCTOBER 31, 2014)
	1-year period ended 10/31/2014	Since Inception (05/22/13)
Stone Ridge U.S. Master Variance Risk Premium Fund — Class I	6.02%	8.72%
Stone Ridge U.S. Master Variance Risk Premium Fund — Class M	5.88%	8.58%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.05%	0.05%

Stone Ridge Funds	Annual Report	October 31, 2014	9

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $10,000 made on February 11, 2014 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Bank of America (BofA) Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment.

TOTAL RETURNS (FOR PERIOD ENDED OCTOBER 31, 2014)
Since Inception (02/11/14)
Stone Ridge International Developed Markets Variance Risk Premium Fund — Class I	0.47%
Stone Ridge International Developed Markets Variance Risk Premium Fund — Class M	0.36%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.03%

10	Stone Ridge Funds	Annual Report	October 31, 2014

STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $10,000 made on February 11, 2014 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Bank of America (BofA) Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment.

TOTAL RETURNS (FOR PERIOD ENDED OCTOBER 31, 2014)
Since Inception (02/11/14)
Stone Ridge Emerging Markets Variance Risk Premium Fund — Class I	3.05%
Stone Ridge Emerging Markets Variance Risk Premium Fund — Class M	2.95%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.03%

Stone Ridge Funds	Annual Report	October 31, 2014	11

STONE RIDGE INTERNATIONAL MASTER VARIANCE RISK PREMIUM FUND

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $10,000 made on February 11, 2014 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Bank of America (BofA) Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment.

TOTAL RETURNS (FOR PERIOD ENDED OCTOBER 31, 2014)
Since Inception (02/11/14)
Stone Ridge International Master Variance Risk Premium Fund — Class I	0.92%
Stone Ridge International Master Variance Risk Premium Fund — Class M	0.82%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.03%

12	Stone Ridge Funds	Annual Report	October 31, 2014

ALLOCATION OF PORTFOLIO HOLDINGS AT OCTOBER 31, 2014 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY YEAR OF SCHEDULED MATURITY

2015	$74,096,995	9.4%

2016	153,897,635	19.5%

2017	298,418,036	37.8%

2018	142,886,076	18.1%

2019	62,898,140	8.0%

Not Applicable	50,275,537	6.4%

Other(1)	6,786,599	0.8%
	$789,259,018

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY SECTOR

Information Technology	$15,556,565	3.7%

Consumer Discretionary	15,074,820	3.6%

Health Care	11,613,494	2.8%

Financials	8,027,643	1.9%

Industrials	7,375,715	1.8%

Energy	6,240,462	1.5%

Consumer Staples	5,409,332	1.3%

Materials	4,858,207	1.2%

Utilities	1,000,745	0.2%

Telecommunication Services	611,909	0.1%

Other(1)	343,080,547	81.9%
	$418,849,439

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY SECTOR

Health Care	$177,517	0.2%

Financials	106,087	0.2%

Consumer Discretionary	96,293	0.1%

Information Technology	94,499	0.1%

Telecommunication Services	89,536	0.1%

Consumer Staples	79,783	0.1%

Energy	76,691	0.1%

Materials	59,323	0.1%

Industrials	56,276	0.1%

Other(1)	77,509,742	98.9%
	$78,345,747

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY YEAR OF SCHEDULED MATURITY

2015	$28,402,595	8.5%

2016	69,740,411	21.0%

2017	131,053,835	39.4%

2018	39,568,743	11.9%

2019	35,194,431	10.6%

Not Applicable	24,526,978	7.4%

Other(1)	4,022,654	1.2%
	$332,509,647

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY SECTOR

Health Care	$1,289,702	1.0%

Information Technology	796,407	0.6%

Consumer Discretionary	546,506	0.4%

Industrials	353,582	0.3%

Materials	280,387	0.2%

Telecommunication Services	106,101	0.1%

Energy	99,831	0.1%

Financials	45,988	0.0%

Consumer Staples	24,864	0.0%

Other(1)	126,099,131	97.3%
	$129,642,499

STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY SECTOR

Information Technology	$395,494	1.0%

Financials	145,666	0.3%

Consumer Discretionary	117,863	0.4%

Materials	54,956	0.1%

Telecommunication Services	19,528	0.1%

Health Care	17,484	0.0%

Energy	15,210	0.0%

Other(1)	39,077,979	98.1%
	$39,844,180

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2014	13

ALLOCATION OF PORTFOLIO HOLDINGS AT OCTOBER 31, 2014 (Unaudited)

STONE RIDGE U.S. MASTER VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY HOLDINGS

Stone Ridge U.S. Variance Risk Premium Fund - Class I	$181,915,555	66.7%

Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I	91,014,849	33.4%

Other(2)	(240,480)	-0.1%
	$272,689,924

STONE RIDGE INTERNATIONAL MASTER VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY HOLDINGS

Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I	$17,018,011	66.7%

Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I	8,488,023	33.3%

Other(2)	(1,275)	0.0%
	$25,504,759

(1) Cash, cash equivalents, short term investments and other assets less liabilities.

(2) Liabilities in excess of cash, cash equivalents and other assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying footnotes are an integral part of these Schedules of Investments.

14	Stone Ridge Funds	Annual Report	October 31, 2014

Schedule of Investments	as of October 31, 2014

STONE RIDGE REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
EVENT LINKED BONDS - 80.5%
FINANCIAL SERVICES - 80.5%

Europe - 2.4%
Atlas Re VII B 3.650%, 01/07/2016 (a)(b)(c)	€2,250,000	$2,838,898
Atlas VI 2011-2 A 8.000%, 04/09/2015 (a)(b)(c)	€1,875,000	2,324,982
Calypso 2011-1 A 4.100%, 01/09/2015 (a)(b)(c)	€5,000,000	6,239,427
Calypso Capital II Class B 2.900%, 01/08/2018 (a)(b)(c)	€2,750,000	3,499,402
Green Fields II 2013-1 A 2.750%, 01/09/2017 (a)(b)(c)	€2,250,000	2,846,370
Pylon II A 5.484%, 05/05/2016 (a)(b)(c)	€1,000,000	1,290,555

		19,039,634

Global - 15.4%
Blue Danube 2012-1 B 10.754%, 04/10/2015 (a)(b)(c)	$2,298,000	2,375,672
Blue Danube 2012-1 Class A 6.004%, 04/10/2015 (a)(b)(c)	2,500,000	2,535,375
Blue Danube II 2013-1 A 4.273%, 05/23/2016 (a)(b)(c)	10,042,000	10,240,329
Galileo Re 2013-1 7.415%, 01/09/2017 (a)(b)(c)	5,500,000	5,738,425
Kilimanjaro Re 2014-1 Class B 4.515%, 04/30/2018 (a)(b)(c)	13,802,000	13,989,017
Loma Re 2013-1 A 9.765%, 01/08/2018 (a)(b)(c)	2,271,000	2,422,022
Loma Re 2013-1 B 12.015%, 01/08/2018 (a)(b)(c)	6,814,000	7,365,593
Loma Re 2013-1 C 17.015%, 01/08/2018 (a)(b)(c)	11,781,000	12,718,179
Market Re 2014-4 Class A 4.000%, 07/15/2016 (a)(b)(c)	2,121,000	2,129,484
Market Re 2014-4 Class B 4.000%, 07/15/2016 (a)(b)(c)	771,000	774,084
Mythen Re 2012-2 A 8.526%, 01/05/2017 (a)(b)(c)	578,000	618,980
Queen Street V 8.515%, 04/09/2015 (a)(b)(c)	1,181,000	1,207,632
Queen Street VI 10.365%, 04/09/2015 (a)(b)(c)	2,515,000	2,566,809
Queen Street VIII 6.515%, 06/08/2016 (a)(b)(c)	3,250,000	3,304,925
Successor X 2012-1 V-AA3 16.515%, 01/27/2015 (a)(b)(c)	1,293,000	1,300,758
Tradewynd Re 2013-1 1 8.715%, 07/09/2018 (a)(b)(c)	10,357,000	11,624,697
Tradewynd Re 2013-2 3-A 6.265%, 01/09/2017 (a)(b)(c)	12,481,000	12,981,488
Tradewynd Re 2013-2 3-B 7.015%, 01/09/2017 (a)(b)(c)	10,698,000	11,114,152
Tramline Re II 2013-1 A 3.265%, 07/07/2017 (a)(b)(c)	1,750,000	1,757,525
Venterra Re 2013-1 A 3.765%, 01/09/2017 (a)(b)(c)	14,596,000	14,930,978

		121,696,124

	PRINCIPAL AMOUNT	FAIR VALUE
Japan - 2.8%
Kizuna Re II Class A 2.265%, 04/06/2018 (a)(b)(c)	$6,750,000	$6,834,038
Kizuna Re II Class B 2.515%, 04/06/2018 (a)(b)(c)	4,500,000	4,545,225
Nakama Re 2.515%, 04/13/2018 (a)(b)(c)	4,250,000	4,297,600
Nakama Re 2013-1 2.765%, 09/29/2016 (a)(b)(c)	6,500,000	6,568,250

		22,245,113

Mexico - 1.1%
MultiCat Mexico 2012-1 A 8.015%, 12/04/2015 (a)(b)(c)	6,199,000	6,352,735
MultiCat Mexico 2012-1 B 7.765%, 12/04/2015 (a)(b)(c)	1,875,000	1,942,875
MultiCat Mexico 2012-1 C 7.515%, 12/04/2015 (a)(b)(c)	541,000	284,133

		8,579,743

Turkey - 2.3%
Bosphorus 1 Re 2013-1 A 2.515%, 05/03/2016 (a)(b)(c)	18,000,000	17,990,100

United States - 56.5%
Alamo Re Ltd. 6.350%, 06/07/2017 (a)(b)(c)	12,108,000	12,689,184
Armor Re Ltd. 4.015%, 12/15/2016 (a)(b)(c)	9,300,000	9,437,640
Atlas Re VII A 8.105%, 01/07/2016 (a)(b)(c)	1,772,000	1,838,982
Caelus Re 2013-1 A 5.265%, 03/07/2016 (a)(b)(c)	6,021,000	6,181,460
Caelus Re 2013-2 A 6.865%, 04/07/2017 (a)(b)(c)	20,494,000	21,729,788
Citrus Re 2014-1 4.265%, 04/18/2017 (a)(b)(c)	7,052,000	7,136,624
Citrus Re 2014-2 3.765%, 04/24/2017 (a)(b)(c)	1,410,000	1,423,183
Combine Re C 17.765%, 01/07/2015 (a)(b)(c)	1,255,000	1,284,618
Compass Re 2011-1 2 10.265%, 01/08/2015 (a)(b)(c)	4,140,000	4,193,199
Compass Re 2011-1 3 11.265%, 01/08/2015 (a)(b)(c)	4,730,000	4,800,713
East Lane IV 2011-1 B 6.665%, 03/13/2015 (a)(b)(c)	4,238,000	4,301,570
East Lane Re VI 2.765%, 03/14/2018 (a)(b)(c)	14,467,000	14,537,165
Embarcadero Re 2012-1 A 7.396%, 02/13/2015 (a)(b)(c)	1,647,000	1,656,717
Embarcadero Re 2012-2 A 5.015%, 08/07/2015 (a)(b)(c)	10,750,000	10,904,262
Everglades Re 2013-1 A 9.465%, 03/28/2016 (a)(b)(c)	12,600,000	13,403,880
Everglades Re 2014 7.515%, 04/28/2017 (a)(b)(c)	28,200,000	29,604,360
Gator Re 2014 6.515%, 01/09/2017 (a)(b)(c)	13,750,000	14,105,437

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2014	15

Schedule of Investments	as of October 31, 2014

STONE RIDGE REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
United States - 56.5% (continued)
Golden State Re II 2.215%, 01/08/2019 (a)(b)(c)	$4,200,000	$4,196,640
Golden State Re 2011-1 3.765%, 01/08/2015 (a)(b)(c)	2,750,000	2,756,325
Ibis Re II 2013-1 A 4.015%, 06/28/2016 (a)(b)(c)	3,250,000	3,333,362
Ibis Re II 2013-1 B 4.515%, 06/28/2016 (a)(b)(c)	4,500,000	4,619,925
Ibis Re II 2013-1 C 8.015%, 06/28/2016 (a)(b)(c)	3,250,000	3,434,113
Kilimanjaro Re 2014-1 Class A 4.765%, 04/30/2018 (a)(b)(c)	9,269,000	9,582,756
Lakeside Re III 8.015%, 01/08/2016 (a)(b)(c)	10,975,000	11,460,095
Long Point Re III 2013-1 A 3.975%, 05/18/2016 (a)(b)(c)	13,639,000	13,972,474
Merna Re IV 2.515%, 04/08/2016 (a)(b)(c)	6,250,000	6,298,750
Metrocat Re 2013-1 A 4.515%, 08/05/2016 (a)(b)(c)	3,750,000	3,900,000
Mona Lisa Re 2013-2 A 7.315%, 07/07/2017 (a)(b)(c)	16,164,000	17,479,750
Mystic Re III 2012-1 B 12.015%, 03/12/2015 (a)(b)(c)	2,024,000	2,090,286
Mythen Re 2013-1 B 8.015%, 07/09/2015 (a)(b)(c)	9,700,000	10,093,820
Northshore Re 2013-1 A 7.265%, 07/05/2016 (a)(b)(c)	14,621,000	15,357,898
Pelican Re 2013-1 A
6.015%, 05/15/2017 (a)(b)(c)	8,862,000	9,292,693
Queen City 3.515%, 01/06/2017 (a)(b)(c)	10,000,000	10,056,000
Residential Re 2011-1 1 9.015%, 06/06/2015 (a)(b)(c)	1,186,000	1,224,071
Residential Re 2011-1 5 8.765%, 06/06/2015 (a)(b)(c)	577,000	597,916
Residential Re 2011-2 1 8.915%, 12/06/2015 (a)(b)(c)	2,358,000	2,459,984
Residential Re 2012-1 3 10.015%, 06/06/2016 (a)(b)(c)	2,332,000	2,577,909
Residential Re 2012-2 2 5.765%, 12/06/2016 (a)(b)(c)	1,149,000	1,204,152
Residential Re 2012-2 4 19.015%, 12/06/2016 (a)(b)(c)	2,570,000	2,938,281
Residential Re 2013-1 11 8.015%, 06/06/2017 (a)(b)(c)	23,100,000	24,829,035
Residential Re 2013-1 3 9.265%, 06/06/2017 (a)(b)(c)	12,600,000	13,469,400
Residential Re 2013-2 1 20.015%, 12/06/2017 (a)(b)(c)	4,580,000	4,792,741
Residential Re 2013-2 4 5.265%, 12/06/2017 (a)(b)(c)	3,600,000	3,668,580
Residential Re 2014-1 10 15.015%, 06/06/2018 (a)(b)(c)	9,197,000	9,416,808
Residential Re 2014-1 13 3.515%, 06/06/2018 (a)(b)(c)	2,544,000	2,586,994
Riverfront Re 2014 4.015%, 01/06/2017 (a)(b)(c)	4,512,000	4,563,211

	PRINCIPAL AMOUNT	FAIR VALUE
United States - 56.5% (continued)
Sanders Re 2013-1 A 3.515%, 05/05/2017 (a)(b)(c)	$22,000,000	$22,371,800
Sanders Re 2013-1 B 4.015%, 05/05/2017 (a)(b)(c)	8,110,000	8,262,063
Sanders Re 2014-1 B 3.015%, 05/25/2018 (a)(b)(c)	18,750,000	18,985,313
Sanders Re 2014-1 C 3.265%, 05/25/2018 (a)(b)(c)	19,000,000	19,247,950
Sanders Re 2014-2 3.915%, 06/07/2017 (a)(b)(c)	4,247,000	4,343,407
Skyline Re 2014-1 A 14.015%, 01/23/2017 (a)(b)(c)	1,426,000	1,483,040
Successor X 2012-1 V-D3 11.015%, 01/27/2015 (a)(b)(c)	591,000	603,116
Tar Heel 2013-1 A 8.515%, 05/09/2016 (a)(b)(c)	8,289,000	8,802,089

		445,581,529

TOTAL EVENT LINKED BONDS (Cost $616,332,713)		635,132,243

PARTICIPATION NOTES (QUOTA SHARES) - 12.3%
FINANCIAL SERVICES - 12.3%

Global - 7.4%
Atlas Re X Class A 04/03/2017 (a)(c)(d)(f)	24,789,000	29,983,144
Eden Re 2014-1 04/21/2017 (a)(d)(e)(f) (Cost: $6,250,000; Acquisition Date: 12/31/2013)	6,250,000	7,146,678
Sector Re V LTD Series 4 Class A 03/30/2019 (a)(d)(e) (Cost: $17,875,000; Acquisition Date: 04/24/2014)	17,875,000	19,844,825
Sector Re V LTD Series 3 Class A 03/01/2018 (a)(e) (Cost: $38,859; Acquisition Date: 03/19/2013)	38,859	1,233,317

		58,207,964

United States - 4.9%
Sector Re V LTD Series 3 Class F 03/01/2019 (a)(e) (Cost: $35,750,000; Acquisition Date: 03/12/2013)	35,750,000	38,856,675

TOTAL PARTICIPATION NOTES (QUOTA SHARES) (Cost $84,702,859)		97,064,639

PREFERENCE SHARES (QUOTA SHARES) - 6.3%	SHARES
FINANCIAL SERVICES - 6.3%

Global - 6.3%
Biscayne (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $11,815,074; Acquisition Date: 04/30/2014)	12,055	12,654,008

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

16	Stone Ridge Funds	Annual Report	October 31, 2014

Schedule of Investments	as of October 31, 2014

STONE RIDGE REINSURANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
Global - 6.3% (continued)
Carpathian (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $2,000,000; Acquisition Date: 02/06/2014)	2,000	$2,406,651
Hudson Charles 2 (Mt. Logan Re) (a)(d)(e)(f) (Cost: $8,062,500; Acquisition Date: 04/02/2014)	8,063	9,515,096
Hudson Charles 3 (Mt. Logan Re) (a)(d)(e)(f) (Cost: $11,904,000; Acquisition Date: 06/19/2014)	11,904	13,749,060
Hudson Paul 3 (Mt. Logan Re) (a)(d)(e)(f) (Cost: $8,062,500; Acquisition Date: 04/02/2014)	8,063	9,544,372
Lorenz Re Class B (a)(e)(f) (Cost: $2,250,000; Acquisition Date: 03/25/2013)	22,500	2,406,350

TOTAL PREFERENCE SHARES (QUOTA SHARES) (Cost $44,094,074)		50,275,537

SHORT-TERM INVESTMEMTS - 0.6%

Money Market Funds - 0.6%
Fidelity Institutional Money Market Funds - Money Market Portfolio - Institutional Class - 0.04% (g)	889,954	889,954
First American Government Obligations Fund - Class Z - 0.01% (g)	889,954	889,954
First American Prime Obligations Fund - Class Z - 0.02% (g)	889,954	889,954
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.06% (g)	889,954	889,954

	SHARES	FAIR VALUE
Money Market Funds - 0.6% (continued)
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (g)	889,954	$889,954

TOTAL SHORT-TERM INVESTMENTS (Cost $4,449,770)		4,449,770

TOTAL INVESTMENTS (Cost $749,579,416) - 99.7%		786,922,189

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		2,336,829

TOTAL NET ASSETS - 100.0%		$789,259,018

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Total foreign securities by country of domicile are $782,472,419. Foreign concentration is as follows: Bermuda: 73.9%, Cayman Islands: 22.3%, Ireland: 2.9%.
(b)	Variable rate security. The rate shown is as of October 31, 2014.
(c)	Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at October 31, 2014 was $665,115,387 which represents 84.3% of net assets.
(d)	Non-income producing security.
(e)	Security is restricted to resale. The aggregate value of these securities at October 31, 2014 was $117,357,032 which represents 14.9% of net assets.
(f)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $87,405,359 which represents 11.1% of net assets.
(g)	Rate shown is the 7-day effective yield.

Schedule of Open Futures Contracts

DESCRIPTION	NUMBER OF CONTACTS SOLD	NOTIONAL VALUE	UNREALIZED APPRECIATION
Euro Emini, December 2014 Settlement	120	$9,397,500	$298,331

Total Futures Contracts Sold		$9,397,500	$298,331

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Annual Report	October 31, 2014	17

Schedule of Investments	as of October 31, 2014

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

EVENT LINKED BONDS - 78.7%	PRINCIPAL AMOUNT	FAIR VALUE
FINANCIAL SERVICES - 78.7%

Europe - 0.4%
Atlas VI 2011-2 A 8.000%, 04/09/2015 (a)(b)(c)	€1,125,000	$1,394,989

Global - 15.6%
Blue Danube 2012-1 B 10.754%, 04/10/2015 (a)(b)(c)	$1,702,000	1,759,528
Blue Danube II 2013-1 A 4.273%, 05/23/2016 (a)(b)(c)	6,958,000	7,095,420
Galileo Re 2013-1 7.415%, 01/09/2017 (a)(b)(c)	4,000,000	4,173,400
Kilimanjaro Re 2014-1 Class B 4.515%, 04/30/2018 (a)(b)(c)	5,944,000	6,024,541
Loma Re 2013-1 A 9.765%, 01/08/2018 (a)(b)(c)	1,394,000	1,486,701
Loma Re 2013-1 B 12.015%, 01/08/2018 (a)(b)(c)	3,181,000	3,438,502
Loma Re 2013-1 C 17.015%, 01/08/2018 (a)(b)(c)	7,230,000	7,805,147
Market Re 2014-4 Class A 4.000%, 07/15/2016 (a)(b)(c)	944,000	947,776
Market Re 2014-4 Class B 4.000%, 07/15/2016 (a)(b)(c)	343,000	344,372
Mythen Re 2012-2 A 8.526%, 01/05/2017 (a)(b)(c)	422,000	451,920
Queen Street V 8.515%, 04/09/2015 (a)(b)(c)	819,000	837,468
Queen Street VI 10.365%, 04/09/2015 (a)(b)(c)	1,735,000	1,770,741
Queen Street VIII 6.515%, 06/08/2016 (a)(b)(c)	250,000	254,225
Successor X 2012-1 V-AA3 16.515%, 01/27/2015 (a)(b)(c)	957,000	962,742
Tradewynd Re 2013-1 1 8.715%, 07/09/2018 (a)(b)(c)	4,143,000	4,650,103
Tradewynd Re 2013-2 3-A 6.265%, 01/09/2017 (a)(b)(c)	5,019,000	5,220,262
Tradewynd Re 2013-2 3-B 7.015%, 01/09/2017 (a)(b)(c)	4,302,000	4,469,348

		51,692,196

Mexico - 1.9%
MultiCat Mexico 2012-1 A 8.015%, 12/04/2015 (a)(b)(c)	4,801,000	4,920,065
MultiCat Mexico 2012-1 B 7.765%, 12/04/2015 (a)(b)(c)	1,125,000	1,165,725
MultiCat Mexico 2012-1 C 7.515%, 12/04/2015 (a)(b)(c)	459,000	241,067

		6,326,857

United States - 60.8%
Armor Re Ltd. 4.015%, 12/15/2016 (a)(b)(c)	15,700,000	15,932,360
Atlas Re VII A 8.105%, 01/07/2016 (a)(b)(c)	1,228,000	1,274,418
Caelus Re 2013-1 A 5.265%, 03/07/2016 (a)(b)(c)	4,229,000	4,341,703

	PRINCIPAL AMOUNT	FAIR VALUE
United States - 60.8% (continued)
Caelus Re 2013-2 A 6.865%, 04/07/2017 (a)(b)(c)	$11,506,000	$12,199,812
Citrus Re 2014-1 4.265%, 04/18/2017 (a)(b)(c)	3,038,000	3,074,456
Citrus Re 2014-2 3.765%, 04/24/2017 (a)(b)(c)	607,000	612,675
Combine Re C 17.765%, 01/07/2015 (a)(b)(c)	945,000	967,302
Compass Re 2011-1 2 10.265%, 01/08/2015 (a)(b)(c)	2,860,000	2,896,751
Compass Re 2011-1 3 11.265%, 01/08/2015 (a)(b)(c)	3,270,000	3,318,886
East Lane IV 2011-1 B 6.665%, 03/13/2015 (a)(b)(c)	1,637,000	1,661,555
East Lane Re VI 2.765%, 03/14/2018 (a)(b)(c)	6,340,000	6,370,749
Embarcadero Re 2012-1 A 7.396%, 02/13/2015 (a)(b)(c)	1,253,000	1,260,393
Everglades Re 2013-1 A 9.465%, 03/28/2016 (a)(b)(c)	8,400,000	8,935,920
Everglades Re 2014 7.515%, 04/28/2017 (a)(b)(c)	24,042,000	25,239,292
Gator Re 2014 6.515%, 01/09/2017 (a)(b)(c)	6,026,000	6,181,772
Golden State Re II 2.215%, 01/08/2019 (a)(b)(c)	2,900,000	2,897,680
Ibis Re II 2013-1 C 8.015%, 06/28/2016 (a)(b)(c)	2,000,000	2,113,300
Kilimanjaro Re 2014-1 Class A 4.765%, 04/30/2018 (a)(b)(c)	3,991,000	4,126,095
Lakeside Re III 8.015%, 01/08/2016 (a)(b)(c)	8,700,000	9,084,540
Long Point Re III 2013-1 A 3.975%, 05/18/2016 (a)(b)(c)	2,861,000	2,930,951
Mona Lisa Re 2013-2 A 7.315%, 07/07/2017 (a)(b)(c)	1,836,000	1,985,450
Mystic Re III 2012-1 B 12.015%, 03/12/2015 (a)(b)(c)	1,476,000	1,524,339
Mythen Re 2013-1 B 8.015%, 07/09/2015 (a)(b)(c)	300,000	312,180
Northshore Re 2013-1 A 7.265%, 07/05/2016 (a)(b)(c)	5,379,000	5,650,102
Pelican Re 2013-1 A 6.015%, 05/15/2017 (a)(b)(c)	7,388,000	7,747,057
Residential Re 2011-1 1 9.015%, 06/06/2015 (a)(b)(c)	814,000	840,129
Residential Re 2011-1 5 8.765%, 06/06/2015 (a)(b)(c)	423,000	438,334
Residential Re 2011-2 1 8.915%, 12/06/2015 (a)(b)(c)	1,642,000	1,713,016
Residential Re 2012-1 3 10.015%, 06/06/2016 (a)(b)(c)	1,668,000	1,843,891
Residential Re 2012-2 2 5.765%, 12/06/2016 (a)(b)(c)	851,000	891,848
Residential Re 2012-2 4 19.015%, 12/06/2016 (a)(b)(c)	1,780,000	2,035,074
Residential Re 2013-1 11 8.015%, 06/06/2017 (a)(b)(c)	15,400,000	16,552,690

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

18	Stone Ridge Funds	Annual Report	October 31, 2014

Schedule of Investments	as of October 31, 2014

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
United States - 60.8% (continued)
Residential Re 2013-1 3 9.265%, 06/06/2017 (a)(b)(c)	$8,400,000	$8,979,600
Residential Re 2013-2 1 20.015%, 12/06/2017 (a)(b)(c)	2,420,000	2,532,409
Residential Re 2013-2 4 5.265%, 12/06/2017 (a)(b)(c)	1,900,000	1,936,195
Residential Re 2014-1 10 15.015%, 06/06/2018 (a)(b)(c)	3,965,000	4,059,764
Residential Re 2014-1 13 3.515%, 06/06/2018 (a)(b)(c)	1,097,000	1,115,539
Riverfront Re 2014 4.015%, 01/06/2017 (a)(b)(c)	1,966,000	1,988,314
Sanders Re 2013-1 B 4.015%, 05/05/2017 (a)(b)(c)	6,890,000	7,019,188
Sanders Re 2014-1 D 3.915%, 05/28/2019 (a)(b)(c)	8,705,000	8,898,251
Sanders Re 2014-2 3.915%, 06/07/2017 (a)(b)(c)	1,826,000	1,867,450
Skyline Re 2014-1 A 14.015%, 01/23/2017 (a)(b)(c)	408,000	424,320
Successor X 2012-1 V-D3 11.015%, 01/27/2015 (a)(b)(c)	409,000	417,385
Tar Heel 2013-1 A 8.515%, 05/09/2016 (a)(b)(c)	5,711,000	6,064,511

		202,257,646

TOTAL EVENT LINKED BONDS (Cost $252,160,131)		261,671,688

PARTICIPATION NOTES (QUOTA SHARES) - 12.7%
FINANCIAL SERVICES - 12.7%

Global - 8.1%
Atlas Re X Class A 04/03/2017 (a)(c)(d)(f)	15,211,000	18,398,225
Sector Re V LTD Series 4 Class A 03/30/2019 (a)(d)(e) (Cost: $7,125,000; Acquisition Date: 04/24/2014)	7,125,000	7,910,175
Sector Re V LTD Series 3 Class A 03/01/2018 (a)(e) (Cost: $15,489; Acquisition Date: 03/19/2013)	15,489	491,602

		26,800,002

United States - 4.6%
Sector Re V LTD Series 3 Class F 03/01/2019 (a)(e) (Cost: $14,250,000; Acquisition Date: 03/12/2013)	14,250,000	15,488,325

TOTAL PARTICIPATION NOTES (QUOTA SHARES) (Cost $36,601,489)		42,288,327

	SHARES	FAIR VALUE
PREFERENCE SHARES (QUOTA SHARES) - 7.4%
FINANCIAL SERVICES - 7.4%

Global - 7.4%
Biscayne (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $8,525,085; Acquisition Date: 04/30/2014)	8,698	$9,130,411
Carpathian (Kane Segregated Account Company) (a)(d)(e)(f) (Cost: $2,000,000; Acquisition Date: 02/06/2014)	2,000	2,406,651
Hudson Charles 2 (Mt. Logan Re) (a)(d)(e)(f) (Cost: $3,472,000; Acquisition Date: 04/02/2014)	3,472	4,097,539
Hudson Charles 3 (Mt. Logan Re) (a)(d)(e)(f) (Cost: $3,446,000; Acquisition Date: 06/19/2014)	3,446	3,980,113
Hudson Paul 3 (Mt. Logan Re) (a)(d)(e)(f) (Cost: $3,472,000; Acquisition Date: 04/02/2014)	3,472	4,110,147
Lorenz Re Class B (a)(e)(f) (Cost: $750,000; Acquisition Date: 03/25/2013)	7,500	802,117

TOTAL PREFERENCE SHARES (QUOTA SHARES) (Cost $21,665,084)		24,526,978

SHORT-TERM INVESTMENTS - 0.8%

Money Market Funds - 0.8%
Fidelity Institutional Money Market Funds - Money Market Portfolio - Institutional Class - 0.04% (g)	559,121	559,121
First American Government Obligations Fund - Class Z - 0.01% (g)	559,120	559,120
First American Prime Obligations Fund - Class Z - 0.02% (g)	559,121	559,121
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.06% (g)	559,121	559,121
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (g)	559,121	559,121

TOTAL SHORT-TERM INVESTMENTS (Cost $2,795,604)		2,795,604

TOTAL INVESTMENTS (Cost $313,222,308) - 99.6%		331,282,597

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		1,227,050

TOTAL NET ASSETS - 100.0%		$332,509,647

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Total foreign securities by country of domicile are $328,486,993. Foreign concentration is as follows: Bermuda: 70.0%, Cayman Islands: 27.5%, Ireland: 1.3%.

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2014	19

Schedule of Investments	as of October 31, 2014

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

(b)	Variable rate security. The rate shown is as of October 31, 2014.
(c)	Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at October 31, 2014 was $280,069,913 which represents 84.2% of net assets.
(d)	Non-income producing security.
(e)	Security is restricted to resale. The aggregate value of these securities at October 31, 2014 was $48,417,080 which represents 14.6% of net assets.
(f)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $42,925,203, which represents 12.9% of net assets.
(g)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

20	Stone Ridge Funds	Annual Report	October 31, 2014

Schedule of Investments	as of October 31, 2014

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
COMMON STOCKS - 17.5%

Automobiles & Components - 0.4%
Delphi Automotive PLC (a)(b)	2,900	$200,042
Ford Motor Co. (b)	11,600	163,444
General Motors Co. (b)	5,700	178,980
Goodyear Tire & Rubber Co. (b)	8,800	213,224
Harley-Davidson, Inc. (b)	200	13,140
Johnson Controls, Inc. (b)	3,400	160,650
Lear Corp. (b)	2,000	185,000
Tesla Motors, Inc. (b)(c)	2,300	555,910

		1,670,390

Banks - 0.3%
Bank of America Corp. (b)	10,000	171,600
Citigroup, Inc. (b)	2,600	139,178
City National Corp. (b)	100	7,871
Comerica, Inc. (b)	200	9,548
Cullen Frost Bankers, Inc. (b)	1,500	121,215
JPMorgan Chase & Co. (b)	2,800	169,344
M&T Bank Corp. (b)	1,600	195,488
Popular, Inc. (a)(b)(c)	145	4,623
Signature Bank - New York (b)(c)	1,500	181,695
SunTrust Banks, Inc. (b)	3,700	144,818
Wells Fargo & Co. (b)	2,800	148,652
Zions Bancorporation (b)	1,000	28,970

		1,323,002

Capital Goods - 1.2%
3M Co. (b)	1,700	261,409
AECOM Technology Corp. (b)(c)	5,300	172,515
Alliant Techsystems, Inc. (b)	1,400	163,744
Boeing Co. (b)	1,800	224,838
Caterpillar, Inc. (b)	2,400	243,384
Colfax Corp. (b)(c)	1,300	70,694
Cummins, Inc. (b)	1,400	204,652
Danaher Corp. (b)	1,300	104,520
Deere & Co. (b)	2,600	222,404
Eaton Corp. PLC (b)	1,600	109,424
Fluor Corp. (b)	2,800	185,752
General Electric Co. (b)	8,500	219,385
Honeywell International, Inc. (b)	1,600	153,792
Joy Global, Inc. (b)	3,600	189,468
Lennox International, Inc. (b)	900	80,028
Lockheed Martin Corp. (b)	1,300	247,741
Navistar International Corp. (b)(c)	3,300	116,721
Nordson Corp. (b)	300	22,965
NOW, Inc. (b)(c)	25	751
Pall Corp. (b)	2,500	228,550
Raytheon Co. (b)	600	62,328
Rockwell Collins, Inc. (b)	1,321	111,162
Roper Industries, Inc. (b)	1,451	229,693
SolarCity Corp. (b)(c)	2,725	161,266
Spirit Aerosystems Holdings, Inc. (b)(c)	4,700	184,898
Teledyne Technologies, Inc. (b)(c)	400	41,452
Terex Corp. (b)	1,200	34,524
Textron, Inc. (b)	5,900	245,027
TransDigm Group, Inc. (b)	400	74,812
United Rentals, Inc. (b)(c)	2,700	297,162
United Technologies Corp. (b)	1,500	160,500

	SHARES	FAIR VALUE
Capital Goods - 1.2% (continued)
Valmont Industries, Inc. (b)	400	$54,468
Veritiv Corp. (b)(c)	8	361

		4,880,390

Commercial & Professional Services - 0.0%
ADT Corp. (b)	800	28,672
RR Donnelley & Sons Co. (b)	1,000	17,450

		46,122

Consumer Durables & Apparel - 0.7%
Coach, Inc. (b)	5,200	178,776
DR Horton, Inc. (b)	11,200	255,248
Fossil Group, Inc. (b)(c)	2,142	217,756
Garmin Ltd. (a)(b)	3,933	218,203
Hanesbrands, Inc. (b)	2,200	232,342
Harman International Industries, Inc. (b)	2,190	235,074
Michael Kors Holdings Ltd. (a)(b)(c)	2,000	157,180
NIKE, Inc. (b)	2,700	251,019
PulteGroup, Inc. (b)	11,800	226,442
Tempur Sealy International, Inc. (b)(c)	3,250	171,080
Toll Brothers, Inc. (b)(c)	5,400	172,530
Under Armour, Inc. (b)(c)	6,200	406,596
VF Corp. (b)	3,200	216,576

		2,938,822

Consumer Services - 0.6%
Apollo Education Group, Inc. (b)(c)	7,077	202,827
Caesars Entertainment Corp. (b)(c)	600	7,314
Chipotle Mexican Grill, Inc. (b)(c)	400	255,200
H&R Block, Inc. (b)	6,300	203,553
Hilton Worldwide Holdings, Inc. (b)(c)	8,200	206,968
Las Vegas Sands Corp. (b)	2,600	161,876
Marriott International, Inc. (b)	701	53,101
McDonald’s Corp. (b)	2,200	206,206
MGM Resorts International (b)(c)	7,400	172,050
Royal Caribbean Cruises Ltd. (a)(b)	3,400	231,098
Starbucks Corp. (b)	2,300	173,788
Starwood Hotels & Resorts Worldwide, Inc. (b)	2,400	183,984
Wynn Resorts Ltd. (b)	1,000	190,010
Yum! Brands, Inc. (b)	1,270	91,224

		2,339,199

Diversified Financials - 0.6%
Affiliated Managers Group, Inc. (b)(c)	700	139,853
American Express Co. (b)	2,000	179,900
Ameriprise Financial, Inc. (b)	1,609	203,007
Bank of New York Mellon Corp. (b)	7,200	278,784
BlackRock, Inc. (b)	200	68,222
Capital One Financial Corp. (b)	400	33,108
CME Group, Inc. (b)	2,100	176,001
Discover Financial Services (b)	2,700	172,206
E*Trade Financial Corp. (b)(c)	1,000	22,300
Goldman Sachs Group, Inc. (b)	1,500	284,985
McGraw Hill Financial, Inc. (b)	2,500	226,200
Moody’s Corp. (b)	2,300	228,229
Morgan Stanley (b)	6,100	213,195
NASDAQ OMX Group, Inc. (b)	300	12,978

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2014	21

Schedule of Investments	as of October 31, 2014

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
Diversified Financials - 0.6% (continued)
Northern Trust Corp. (b)	2,900	$192,270
TD Ameritrade Holding Corp. (b)	5,901	199,100

		2,630,338

Energy - 1.5%
Anadarko Petroleum Corp. (b)	1,800	165,204
Apache Corp. (b)	2,100	162,120
Atwood Oceanics, Inc. (b)(c)	100	4,065
Baker Hughes, Inc. (b)	3,300	174,768
Cameron International Corp. (b)(c)	2,700	160,785
Cheniere Energy, Inc. (b)(c)	6,600	495,000
Chesapeake Energy Corp. (b)	1,000	22,180
Chevron Corp. (b)	1,500	179,925
Cimarex Energy Co. (b)	1,052	119,581
Concho Resources, Inc. (b)(c)	1,800	196,254
ConocoPhillips (b)	2,400	173,160
CONSOL Energy, Inc. (b)	600	22,080
Continental Resources, Inc. (b)(c)	600	33,822
CVR Energy, Inc. (b)	4,600	223,468
Devon Energy Corp. (b)	2,806	168,360
Dresser-Rand Group, Inc. (b)(c)	100	8,170
Energen Corp. (b)	2,500	169,250
EOG Resources, Inc. (b)	2,100	199,605
EQT Corp. (b)	2,000	188,080
Exxon Mobil Corp. (b)	2,200	212,762
FMC Technologies, Inc. (b)(c)	300	16,812
Golar LNG Ltd. (a)(b)	300	16,833
Halliburton Co. (b)	3,000	165,420
Helmerich & Payne, Inc. (b)	2,100	182,322
Hess Corp. (b)	2,100	178,101
HollyFrontier Corp. (b)	3,100	140,678
Kinder Morgan, Inc. (b)	100	3,870
Marathon Oil Corp. (b)	4,400	155,760
Marathon Petroleum Corp. (b)	2,800	254,520
National Oilwell Varco, Inc. (b)	2,700	196,128
Newfield Exploration Co. (b)(c)	1,500	48,915
Oasis Petroleum, Inc. (b)(c)	3,720	111,451
Occidental Petroleum Corp. (b)	2,200	195,646
Peabody Energy Corp. (b)	5,900	61,537
Phillips 66 (b)	3,400	266,900
Pioneer Natural Resources Co. (b)	1,100	207,966
Schlumberger Ltd. (a)(b)	1,600	157,856
Seadrill Ltd. (a)(b)	3,500	80,500
Seventy Seven Energy, Inc. (b)(c)	422	5,515
SM Energy Co. (b)	2,400	135,120
Southwestern Energy Co. (b)(c)	1,500	48,765
Targa Resources Corp. (b)	22	2,830
Tesoro Corp. (b)	3,400	242,794
Valero Energy Corp. (b)	600	30,054
Whiting Petroleum Corp. (b)(c)	3	184
Williams Cos., Inc. (b)	4,600	255,346

		6,240,462

Food & Staples Retailing - 0.4%
Costco Wholesale Corp. (b)	1,500	200,055
CVS Health Corp. (b)	2,700	231,687
Kroger Co. (b)	4,800	267,408
Rite Aid Corp. (b)(c)	30,100	158,025

	SHARES	FAIR VALUE
Food & Staples Retailing - 0.4% (continued)
Safeway, Inc. (b)	5,400	$188,244
Walgreen Co. (b)	2,500	160,550
Wal-Mart Stores, Inc. (b)	2,800	213,556
Whole Foods Market, Inc. (b)	2,614	102,809

		1,522,334

Food, Beverage & Tobacco - 0.6%
Altria Group, Inc. (b)	5,000	241,700
Archer-Daniels-Midland Co. (b)	5,500	258,500
Coca-Cola Co. (b)	3,100	129,828
Coca-Cola Enterprises, Inc. (b)	1,200	52,020
JM Smucker Co. (b)	1,800	187,200
Keurig Green Mountain, Inc. (b)	4,100	622,175
Lorillard, Inc. (b)	1,000	61,500
Mead Johnson Nutrition Co. (b)	800	79,448
Mondelez International, Inc. (b)	4,000	141,040
Monster Beverage Corp. (b)(c)	2,300	232,024
PepsiCo., Inc. (b)	2,100	201,957
Philip Morris International, Inc. (b)	1,600	142,416
Pilgrim’s Pride Corp. (b)(c)	4,656	132,277
Tyson Foods, Inc. (b)	5,001	201,790

		2,683,875

Health Care Equipment & Services - 1.3%
Abbott Laboratories (b)	5,400	235,386
Aetna, Inc. (b)	2,601	214,609
AmerisourceBergen Corp. (b)	2,700	230,607
Athenahealth, Inc. (b)(c)	2,100	257,250
Baxter International, Inc. (b)	2,800	196,392
Becton, Dickinson & Co. (b)	1,500	193,050
Brookdale Senior Living, Inc. (b)(c)	5,400	182,034
C.R. Bard, Inc. (b)	1,410	231,198
Cardinal Health, Inc. (b)	100	7,848
Catamaran Corp. (a)(b)(c)	100	4,767
Centene Corp. (b)(c)	2,700	250,209
Cigna Corp. (b)	2,600	258,882
Community Health Systems, Inc. (b)(c)	429	23,582
Cooper Cos., Inc. (b)	1,500	245,850
Covidien PLC (a)(b)	100	9,244
DaVita HealthCare Partners, Inc. (b)(c)	2,007	156,686
Edwards Lifesciences Corp. (b)(c)	800	96,736
Envision Healthcare Holdings, Inc. (b)(c)	100	3,495
Express Scripts Holding Co. (b)(c)	3,300	253,506
Health Net, Inc. (b)(c)	2,857	135,736
Hologic, Inc. (b)(c)	7,700	201,663
Humana, Inc. (b)	2,188	303,804
Intuitive Surgical, Inc. (b)(c)	500	247,900
Laboratory Corp. of America Holdings (b)(c)	100	10,929
McKesson Corp. (b)	1,100	223,751
Medtronic, Inc. (b)	2,600	177,216
Quest Diagnostics, Inc. (b)	2,000	126,920
Sirona Dental Systems, Inc. (b)(c)	99	7,776
St. Jude Medical, Inc. (b)	2,900	186,093
Team Health Holdings, Inc. (b)(c)	2,795	174,799
Tenet Healthcare Corp. (b)(c)	600	33,630
UnitedHealth Group, Inc. (b)	3,200	304,032
Universal Health Services, Inc. (b)	8	830

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

22	Stone Ridge Funds	Annual Report	October 31, 2014

Schedule of Investments	as of October 31, 2014

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
Health Care Equipment & Services - 1.3% (continued)
WellPoint, Inc. (b)	2,100	$266,049
Zimmer Holdings, Inc. (b)	300	33,372

		5,485,831

Household & Personal Products - 0.3%
Colgate-Palmolive Co. (b)	3,300	220,704
Energizer Holdings, Inc. (b)	500	61,325
Estee Lauder Cos., Inc. (b)	1,100	82,698
Herbalife Ltd. (a)(b)	5,300	278,038
Kimberly-Clark Corp. (b)	1,700	194,259
Nu Skin Enterprises, Inc. (b)	2,800	147,924
Procter & Gamble Co. (b)	2,500	218,175

		1,203,123

Insurance - 0.3%
American International Group, Inc. (b)	3,200	171,424
AmTrust Financial Services, Inc. (b)	4,000	179,480
Aon PLC (a)(b)	2,000	172,000
Assured Guaranty Ltd. (a)(b)	4,800	110,784
Hartford Financial Services Group, Inc. (b)	5,317	210,447
Lincoln National Corp. (b)	700	38,332
MBIA, Inc. (b)(c)	17,600	171,776
MetLife, Inc. (b)	3,200	173,568
Protective Life Corp. (b)	400	27,872

		1,255,683

Materials - 1.2%
Air Products & Chemicals, Inc. (b)	100	13,466
Alcoa, Inc. (b)	8,600	144,136
Allegheny Technologies, Inc. (b)	3,600	118,260
Ashland, Inc. (b)	2,000	216,140
Avery Dennison Corp. (b)	4,100	192,085
Ball Corp. (b)	500	32,215
Celanese Corp. (b)	3,541	207,963
CF Industries Holdings, Inc. (b)	600	156,000
Cliffs Natural Resources, Inc. (b)	9,000	101,070
Crown Holdings, Inc. (b)(c)	4,200	201,306
Cytec Industries, Inc. (b)	4,022	187,546
Dow Chemical Co. (b)	4,500	222,300
Ecolab, Inc. (b)	700	77,861
EI Du Pont de Nemours & Co. (b)	3,600	248,940
Freeport-McMoRan, Inc. (b)	6,400	182,400
Huntsman Corp. (b)	8,800	214,720
International Paper Co. (b)	3,500	177,170
LyondellBasell Industries NV (a)(b)	1,894	173,547
Martin Marietta Materials, Inc. (b)	600	70,152
Monsanto Co. (b)	1,800	207,072
Mosaic Co. (b)	7,300	323,463
NewMarket Corp. (b)	100	38,801
Newmont Mining Corp. (b)	6,900	129,444
Nucor Corp. (b)	3,600	194,616
PolyOne Corp. (b)	700	25,907
PPG Industries, Inc. (b)	400	81,476
Rockwood Holdings, Inc. (b)	2,500	192,275
Royal Gold, Inc. (b)	1	57
Sherwin-Williams Co. (b)	1,000	229,560
Southern Copper Corp. (b)	200	5,756
Tahoe Resources, Inc. (a)(b)(c)	500	8,680

	SHARES	FAIR VALUE
Materials - 1.2% (continued)
United States Steel Corp. (b)	8,056	$322,562
Vulcan Materials Co. (b)	2,000	123,420
WR Grace & Co. (b)(c)	400	37,840

		4,858,206

Media - 0.6%
CBS Corp. (b)	4,100	222,302
Charter Communications, Inc. (b)(c)	1,500	237,585
Comcast Corp. (b)	3,600	199,260
DIRECTV (b)(c)	1,600	138,864
DISH Network Corp. (b)(c)	5,000	318,250
Gannett Co., Inc. (b)	3,300	103,950
Interpublic Group of Cos., Inc. (b)	10,200	197,778
Lamar Advertising Co. (b)	100	5,165
Liberty Media Corp. - Class A (b)(c)	2,800	134,204
Liberty Media Corp. - Class C (b)(c)	1,400	67,228
Madison Square Garden Co. (b)(c)	3,219	243,872
Omnicom Group, Inc. (b)	2,727	195,962
Time Warner Cable, Inc. (b)	1,400	206,094
Time Warner, Inc. (b)	2,000	158,940
Time, Inc. (b)(c)	12	271
Walt Disney Co. (b)	2,500	228,450

		2,658,175

Pharmaceuticals, Biotechnology & Life Sciences - 1.5%
AbbVie, Inc. (b)	200	12,692
Actavis PLC (a)(b)(c)	1,500	364,110
Agilent Technologies, Inc. (b)	4,100	226,648
Alexion Pharmaceuticals, Inc. (b)(c)	1,700	325,312
Alkermes PLC (a)(b)(c)	1,500	75,825
Allergan, Inc. (b)	1,800	342,108
Amgen, Inc. (b)	3,100	502,758
Biogen Idec, Inc. (b)(c)	100	32,108
Bristol-Myers Squibb Co. (b)	4,100	238,579
Celgene Corp. (b)(c)	2,600	278,434
Eli Lilly & Co. (b)	2,600	172,458
Endo International PLC (a)(b)(c)	300	20,076
Gilead Sciences, Inc. (b)(c)	2,600	291,200
Hospira, Inc. (b)(c)	3,600	193,320
Illumina, Inc. (b)(c)	700	134,806
Incyte Corp. (b)(c)	300	20,118
Jazz Pharmaceuticals PLC (a)(b)(c)	260	43,899
Johnson & Johnson (b)	1,600	172,448
Mallinckrodt PLC (a)(b)(c)	6,429	592,625
MannKind Corp. (b)(c)	21,300	128,013
Medivation, Inc. (b)(c)	900	95,130
Merck & Co., Inc. (b)	2,500	144,850
Mettler-Toledo International, Inc. (b)(c)	700	180,929
Mylan, Inc. (b)(c)	4,100	219,555
Perrigo Co. PLC (a)(b)	100	16,145
Pfizer, Inc. (b)	6,400	191,680
Pharmacyclics, Inc. (b)(c)	2,000	261,340
Regeneron Pharmaceuticals, Inc. (b)(c)	700	275,604
Salix Pharmaceuticals Ltd. (b)(c)	1,705	245,264
Theravance Biopharma, Inc. (a)(b)(c)	1,400	25,620
Thermo Fisher Scientific, Inc. (b)	1,100	129,327
Zoetis, Inc. (b)	4,700	174,652

		6,127,633

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2014	23

Schedule of Investments	as of October 31, 2014

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
Real Estate - 0.1%
Howard Hughes Corp. (b)(c)	1,800	$265,284
Jones Lang LaSalle, Inc. (b)	1,500	202,815

		468,099

Retailing - 1.3%
Abercrombie & Fitch Co. (b)	4,700	157,356
Advance Auto Parts, Inc. (b)	1,500	220,440
Amazon.com, Inc. (b)(c)	200	61,092
Bed Bath & Beyond, Inc. (b)(c)	3,100	208,754
Best Buy Co., Inc. (b)	5,000	170,700
Dillard’s, Inc. (b)	2,188	231,403
Dollar General Corp. (b)(c)	5,200	325,884
Dollar Tree, Inc. (b)(c)	100	6,057
Expedia, Inc. (b)	4,900	416,353
Family Dollar Stores, Inc. (b)	2,900	227,041
GameStop Corp. (b)	700	29,932
Gap, Inc. (b)	4,400	166,716
Genuine Parts Co. (b)	1,100	106,788
Groupon, Inc. (b)(c)	500	3,655
Home Depot, Inc. (b)	2,200	214,544
J.C. Penney Co., Inc. (b)(c)	32,500	247,325
Kohl’s Corp. (b)	1,500	81,330
L Brands, Inc. (b)	500	36,060
Macy’s, Inc. (b)	3,800	219,716
Netflix, Inc. (b)(c)	1,200	471,324
Nordstrom, Inc. (b)	3,000	217,830
O’Reilly Automotive, Inc (b)(c)	1,034	181,860
Penske Automotive Group, Inc. (b)	1,801	81,477
PetSmart, Inc. (b)	200	14,470
Signet Jewelers Ltd. (a)(b)	2,300	276,023
Target Corp. (b)	2,900	179,278
Tiffany & Co. (b)	2,900	278,748
TripAdvisor, Inc. (b)(c)	2,700	239,382
Ulta Salon Cosmetics & Fragrance, Inc. (b)(c)	100	12,081
Williams-Sonoma, Inc. (b)	2,390	155,422
Zulily, Inc. (b)(c)	6,300	229,194

		5,468,235

Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices, Inc. (b)(c)	46,969	131,513
Analog Devices, Inc. (b)	700	34,734
Applied Materials, Inc. (b)	8,200	181,138
Avago Technologies Ltd. (b)	3,800	327,750
Broadcom Corp. (b)	5,800	242,904
Cree, Inc. (b)(c)	4,600	144,808
First Solar, Inc. (b)(c)	4,200	247,380
Intel Corp. (b)	1,800	61,218
KLA-Tencor Corp. (b)	2,800	221,620
Linear Technology Corp. (b)	4,100	175,644
Marvell Technology Group Ltd. (a)(b)	10,000	134,400
Micron Technology, Inc. (b)(c)	8,900	294,501
NVIDIA Corp. (b)	11,800	230,572
Skyworks Solutions, Inc. (b)	4,200	244,608
Texas Instruments, Inc. (b)	3,800	188,708

		2,861,498

	SHARES	FAIR VALUE
Software & Services - 2.1%
Accenture PLC (a)(b)	2,800	$227,136
Activision Blizzard, Inc. (b)	8,600	171,570
Adobe Systems, Inc. (b)(c)	3,300	231,396
Akamai Technologies, Inc. (b)(c)	3,000	180,900
Autodesk, Inc. (b)(c)	4,400	253,176
Automatic Data Processing, Inc. (b)	100	8,178
Blackhawk Network Holdings, Inc. (b)(c)	887	29,626
CDK Global, Inc. (b)(c)	33	1,109
Citrix Systems, Inc. (b)(c)	3,000	192,690
Cognizant Technology Solutions Corp. (b)(c)	3,700	180,745
Computer Sciences Corp. (b)	3,000	181,200
Concur Technologies, Inc. (b)(c)	200	25,664
DST Systems, Inc. (b)	400	38,540
eBay, Inc. (b)(c)	1,800	94,500
Electronic Arts, Inc. (b)(c)	7,200	294,984
Equinix, Inc. (b)	1,200	250,680
Facebook, Inc. (b)(c)	5,900	442,441
FactSet Research Systems, Inc. (b)	1,710	224,762
Fidelity National Information Services, Inc. (b)	3,400	198,526
FireEye, Inc. (b)(c)	1,600	54,384
Fiserv, Inc. (b)(c)	3,200	222,336
FleetCor Technologies, Inc. (b)(c)	1,600	240,896
Google, Inc. - Class A (b)(c)	400	227,148
Google, Inc. - Class C (b)(c)	400	223,632
IAC InterActiveCorp (b)	100	6,769
International Business Machines Corp. (b)	1,200	197,280
Intuit, Inc. (b)	2,400	211,224
Jack Henry & Associates, Inc. (b)	500	29,910
LinkedIn Corp. (b)(c)	1,700	389,232
MasterCard, Inc. (b)	4,000	335,000
Microsoft Corp. (b)	3,900	183,105
NetSuite, Inc. (b)(c)	1,300	141,258
Oracle Corp. (b)	5,400	210,870
Pandora Media, Inc. (b)(c)	9,500	183,160
Rackspace Hosting, Inc. (b)(c)	5,000	191,800
Red Hat, Inc. (b)(c)	3,600	212,112
Salesforce.com, Inc. (b)(c)	3,700	236,763
Tableau Software, Inc. (b)(c)	2,900	239,511
Twitter, Inc. (b)(c)	5,912	245,171
Ultimate Software Group, Inc. (b)(c)	1,501	225,916
Vantiv, Inc. (b)(c)	1,000	30,920
VeriFone Systems, Inc. (b)(c)	5,508	205,228
VeriSign, Inc. (b)(c)	300	17,928
Visa, Inc. (b)	800	193,144
VMware, Inc. (b)(c)	300	25,071
Workday, Inc. (b)(c)	2,605	248,725
Yahoo!, Inc. (b)(c)	7,500	345,375
Yelp, Inc. (b)(c)	3,500	210,000
Zillow, Inc. (b)(c)	1,600	173,968
Zynga, Inc. (b)(c)	3,600	9,180

		8,894,839

Technology Hardware & Equipment - 0.9%
3D Systems Corp. (b)(c)	4,200	158,760
Amphenol Corp. (b)	400	20,232
Apple, Inc. (b)	4,200	453,600

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

24	Stone Ridge Funds	Annual Report	October 31, 2014

Schedule of Investments	as of October 31, 2014

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
Technology Hardware & Equipment - 0.9% (continued)
Arrow Electronics, Inc. (b)(c)	900	$51,174
Cisco Systems, Inc. (b)	5,300	129,691
Cognex Corp. (b)(c)	800	31,648
Corning, Inc. (b)	9,600	196,128
EMC Corp. (b)	8,100	232,713
F5 Networks, Inc. (b)(c)	2,300	282,854
Hewlett-Packard Co. (b)	5,058	181,481
IPG Photonics Corp. (b)(c)	1,600	117,456
Juniper Networks, Inc. (b)	8,700	183,309
NCR Corp. (b)(c)	800	22,136
NetApp, Inc. (b)	6,000	256,800
Palo Alto Networks, Inc. (b)(c)	3,900	412,230
QUALCOMM, Inc. (b)	2,500	196,275
SanDisk Corp. (b)	2,700	254,178
Stratasys Ltd. (a)(b)(c)	2,100	252,756
Western Digital Corp. (b)	2,000	196,740
Zebra Technologies Corp. (b)(c)	2,306	170,067

		3,800,228

Telecommunication Services - 0.1%
AT&T, Inc. (b)	1,900	66,196
Sprint Corp. (b)(c)	17,000	100,810
T-Mobile US, Inc. (b)(c)	8,700	253,953
Verizon Communications, Inc. (b)	3,800	190,950

		611,909

Transportation - 0.6%
Alaska Air Group, Inc. (b)	1,400	74,522
American Airlines Group, Inc. (b)	5,100	210,885
CSX Corp. (b)	2,600	92,638
Delta Air Lines, Inc. (b)	6,500	261,495
FedEx Corp. (b)	1,500	251,100
Hertz Global Holdings, Inc. (b)(c)	6,100	133,712
Kansas City Southern (b)	1,600	196,464
Kirby Corp. (b)(c)	300	33,174
Norfolk Southern Corp. (b)	1,400	154,896
Ryder System, Inc. (b)	900	79,623
Spirit Airlines, Inc. (b)(c)	3,298	241,117
Union Pacific Corp. (b)	1,700	197,965
United Continental Holdings, Inc. (b)(c)	6,500	343,265
United Parcel Service, Inc. (b)	1,700	178,347

		2,449,203

Utilities - 0.2%
CenterPoint Energy, Inc. (b)	4,900	120,295
Dominion Resources, Inc. (b)	2,600	185,380
Duke Energy Corp. (b)	2,200	180,730
NextEra Energy, Inc. (b)	2,000	200,440
Sempra Energy (b)	1,800	198,000
Southern Co. (b)	2,500	115,900

		1,000,745

TOTAL COMMON STOCKS (Cost $61,625,041)		73,418,341

	SHARES	FAIR VALUE
REAL ESTATE INVESTMENT TRUSTS - 0.6%

Real Estate - 0.6%
American Capital Agency Corp. (b)	9,000	$204,660
American Tower Corp. (b)	2,400	234,000
Annaly Capital Management, Inc. (b)	12,600	143,766
AvalonBay Communities, Inc. (b)	1,500	233,760
Boston Properties, Inc. (b)	300	38,025
Crown Castle International Corp. (b)	2,100	164,052
Digital Realty Trust, Inc. (b)	1,300	89,687
Equity Residential (b)	3,300	229,548
Health Care REIT, Inc. (b)	900	63,999
Iron Mountain, Inc. (b)	6,500	234,455
LaSalle Hotel Properties (b)	12	470
Prologis, Inc. (b)	4,500	187,425
Public Storage (b)	600	110,604
Simon Property Group, Inc. (b)	200	35,842
Vornado Realty Trust (b)	2,000	218,960
Washington Prime Group, Inc. (b)	600	10,578
Weyerhaeuser Co. (b)	4,100	138,826

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,984,525)		2,338,657

INVESTMENT COMPANY - 0.0%

Closed-End Mutual Fund - 0.0%
American Capital Ltd. (c)	800	11,864

TOTAL INVESTMENT COMPANY (Cost $10,745)		11,864

RIGHTS - 0.0%

Health Care Equipment & Services - 0.0%
Community Health Systems, Inc. (c)	1,000	30

TOTAL RIGHTS (Cost $0)		30

SHORT-TERM INVESTMENTS - 82.0%

Money Market Funds - 0.0%
Fidelity Institutional Money Market Funds - Money Market Portfolio - Institutional Class - 0.04% (d)(e)	17,768	17,768
First American Government Obligations Fund - Class Z - 0.01% (d)(e)	17,769	17,769
First American Prime Obligations Fund - Class Z - 0.02% (d)(e)	17,769	17,769
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.06% (d)(e)	17,769	17,769
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (d)(e)	17,769	17,769

		88,844

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2014	25

Schedule of Investments	as of October 31, 2014

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 82.0%
0.012%, 11/06/2014 (d)(f)	$30,100,000	$30,099,946
0.010%, 11/13/2014 (d)(f)	35,400,000	35,399,879
0.013%, 11/20/2014 (d)(f)	37,600,000	37,599,742
0.005%, 11/28/2014 (d)(f)	34,400,000	34,399,861
(0.002%), 12/04/2014 (d)(f)	34,550,000	34,550,079
0.000%, 12/11/2014 (d)(f)	34,400,000	34,399,982
(0.005%), 12/18/2014 (d)(f)	43,300,000	43,300,283
0.020%, 12/26/2014 (d)(f)	26,150,000	26,149,207
0.005%, 01/08/2015 (d)(f)	34,350,000	34,349,690
0.002%, 01/15/2015 (d)(f)	33,100,000	33,099,338

		343,348,007

TOTAL SHORT-TERM INVESTMENTS (Cost $343,437,358)		343,436,851

TOTAL INVESTMENTS (Cost $407,057,669) - 100.1%		419,205,743

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(356,304)

TOTAL NET ASSETS - 100.0%		$418,849,439

Percentages are stated as a percent of net assets.

PLC Public Limited Company

(a)	Foreign issued security. Total foreign securities are $3,852,010 which represents 0.92% of net assets.
(b)	All or portion of this security may be subject to call options written.
(c)	Non-income producing security.
(d)	All or portion of this security is held as collateral for put options written.
(e)	Rate shown is the 7-day effective yield.
(f)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Written Options

DESCRIPTION	CONTRACTS	FAIR VALUE

CALL OPTIONS
3D Systems Corp., Expires 11/07/2014, Strike Price $41.00	16	$208
3D Systems Corp., Expires 11/07/2014, Strike Price $41.50	9	99
3D Systems Corp., Expires 11/07/2014, Strike Price $42.00	2	14
3D Systems Corp., Expires 11/07/2014, Strike Price $43.00	8	56
Akamai Technologies, Inc., Expires 11/07/2014, Strike Price $64.00	25	225
Alcoa, Inc., Expires 11/07/2014, Strike Price $17.50	20	100
Alcoa, Inc., Expires 11/14/2014, Strike Price $18.00	56	280
Allergan, Inc., Expires 11/14/2014, Strike Price $217.50	3	30
Allergan, Inc., Expires 11/14/2014, Strike Price $220.00	4	20
Allergan, Inc., Expires 11/14/2014, Strike Price $222.50	2	10
Amazon.com, Inc., Expires 11/07/2014, Strike Price $322.50	1	34
American Airlines Group, Inc., Expires 11/14/2014, Strike Price $46.00	42	294
American Express Co., Expires 11/14/2014, Strike Price $94.00	16	144
Anadarko Petroleum Corp., Expires 11/14/2014, Strike Price $98.00	1	55
Anadarko Petroleum Corp., Expires 11/14/2014, Strike Price $99.00	8	256
Anadarko Petroleum Corp., Expires 11/14/2014, Strike Price $101.00	1	25
Anadarko Petroleum Corp., Expires 11/14/2014, Strike Price $103.00	4	72
Apple, Inc, Expires 11/07/2014, Strike Price $111.00	3	39
Apple, Inc, Expires 11/14/2014, Strike Price $113.00	1	15
Apple, Inc, Expires 11/14/2014, Strike Price $116.00	6	30
Athenahealth, Inc., Expires 11/07/2014, Strike Price $129.00	5	175
Athenahealth, Inc., Expires 11/14/2014, Strike Price $134.00	5	125
Athenahealth, Inc., Expires 11/14/2014, Strike Price $136.00	3	45
Baker Hughes, Inc., Expires 11/07/2014, Strike Price $55.50	6	78
Baker Hughes, Inc., Expires 11/07/2014, Strike Price $56.00	6	48
Baker Hughes, Inc., Expires 11/14/2014, Strike Price $56.50	6	108
Baker Hughes, Inc., Expires 11/14/2014, Strike Price $57.00	1	14
Baker Hughes, Inc., Expires 11/14/2014, Strike Price $57.50	6	54
Baker Hughes, Inc., Expires 11/14/2014, Strike Price $58.00	6	36
Baxter International, Inc., Expires 11/07/2014, Strike Price $72.00	6	54

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

26	Stone Ridge Funds	Annual Report	October 31, 2014

Schedule of Investments	as of October 31, 2014

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Baxter International, Inc., Expires 11/14/2014, Strike Price $72.50	6	$48
Bed Bath & Beyond, Inc., Expires 11/14/2014, Strike Price $71.00	5	35
Bed Bath & Beyond, Inc., Expires 11/14/2014, Strike Price $71.50	18	90
Best Buy Co., Inc., Expires 11/14/2014, Strike Price $37.00	40	480
Best Buy Co., Inc., Expires 11/14/2014, Strike Price $37.50	2	18
Boeing Co., Expires 11/14/2014, Strike Price $131.00	7	63
Boeing Co., Expires 11/14/2014, Strike Price $132.00	7	35
Bristol-Myers Squibb Co., Expires 11/14/2014, Strike Price $62.50	10	50
Broadcom Corp., Expires 11/07/2014, Strike Price $43.50	7	35
Broadcom Corp., Expires 11/14/2014, Strike Price $44.50	25	125
Caterpillar, Inc., Expires 11/14/2014, Strike Price $107.00	11	77
CBOE S&P 500, Expires 11/07/2014, Strike Price $2,050.00	117	26,559
CBOE S&P 500, Expires 11/07/2014, Strike Price $2,055.00	182	31,850
CBOE S&P 500, Expires 11/07/2014, Strike Price $2,060.00	50	6,750
Chipotle Mexican Grill, Inc., Expires 11/07/2014, Strike Price $670.00	1	50
Chipotle Mexican Grill, Inc., Expires 11/07/2014, Strike Price $675.00	1	15
Citigroup, Inc., Expires 11/14/2014, Strike Price $56.00	18	90
Coach, Inc., Expires 11/07/2014, Strike Price $35.50	44	440
Coca-Cola Co., Expires 11/14/2014, Strike Price $43.50	24	120
Colgate-Palmolive Co., Expires 11/14/2014, Strike Price $68.50	15	225
Colgate-Palmolive Co., Expires 11/14/2014, Strike Price $69.00	10	80
Comcast Corp., Expires 11/07/2014, Strike Price $57.00	21	105
Comcast Corp., Expires 11/14/2014, Strike Price $57.50	10	50
Cree, Inc., Expires 11/07/2014, Strike Price $35.00	3	15
Cree, Inc., Expires 11/14/2014, Strike Price $36.00	9	45
Cummins, Inc., Expires 11/14/2014, Strike Price $155.00	12	120
Deere & Co., Expires 11/14/2014, Strike Price $90.00	20	160
Delta Air Lines, Inc., Expires 11/07/2014, Strike Price $42.50	21	168
Delta Air Lines, Inc., Expires 11/14/2014, Strike Price $44.00	22	132
Discover Financial Services, Expires 11/14/2014, Strike Price $67.00	5	25
Dollar General Corp., Expires 11/14/2014, Strike Price $67.00	5	175
Dollar General Corp., Expires 11/14/2014, Strike Price $68.50	17	340
Dollar General Corp., Expires 11/14/2014, Strike Price $71.00	5	25
Dow Chemical Co., Expires 11/07/2014, Strike Price $53.50	12	48
Dow Chemical Co., Expires 11/14/2014, Strike Price $52.50	6	150
Dow Chemical Co., Expires 11/14/2014, Strike Price $53.50	6	108
Dow Chemical Co., Expires 11/14/2014, Strike Price $54.50	11	132
DR Horton, Inc., Expires 11/07/2014, Strike Price $24.00	45	315
EI Du Pont de Nemours & Co., Expires 11/14/2014, Strike Price $71.50	26	260
Electronic Arts, Inc., Expires 11/07/2014, Strike Price $43.00	1	9
Electronic Arts, Inc., Expires 11/14/2014, Strike Price $44.00	21	210
Electronic Arts, Inc., Expires 11/14/2014, Strike Price $44.50	14	98
Electronic Arts, Inc., Expires 11/14/2014, Strike Price $45.00	7	35
Eli Lilly & Co., Expires 11/14/2014, Strike Price $69.50	21	105
EMC Corp., Expires 11/07/2014, Strike Price $29.50	20	120
EMC Corp., Expires 11/14/2014, Strike Price $30.00	30	240
EMC Corp., Expires 11/14/2014, Strike Price $30.50	10	50
Express Scripts Holding Co., Expires 11/14/2014, Strike Price $80.00	23	161
F5 Networks, Inc., Expires 11/07/2014, Strike Price $140.00	1	6
F5 Networks, Inc., Expires 11/14/2014, Strike Price $133.00	3	96
F5 Networks, Inc., Expires 11/14/2014, Strike Price $134.00	1	24
F5 Networks, Inc., Expires 11/14/2014, Strike Price $135.00	1	19
F5 Networks, Inc., Expires 11/14/2014, Strike Price $136.00	6	90
F5 Networks, Inc., Expires 11/14/2014, Strike Price $137.00	2	24
Facebook, Inc., Expires 11/14/2014, Strike Price $80.00	4	88
Facebook, Inc., Expires 11/14/2014, Strike Price $81.00	7	91
Facebook, Inc., Expires 11/14/2014, Strike Price $82.00	12	132
Family Dollar Stores, Inc., Expires 11/07/2014, Strike Price $80.00	6	30

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2014	27

Schedule of Investments	as of October 31, 2014

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Family Dollar Stores, Inc., Expires 11/14/2014, Strike Price $81.00	18	$90
Fossil Group, Inc., Expires 11/07/2014, Strike Price $105.00	5	50
Fossil Group, Inc., Expires 11/07/2014, Strike Price $107.00	14	70
Freeport-McMoRan, Inc., Expires 11/07/2014, Strike Price $29.50	10	110
Freeport-McMoRan, Inc., Expires 11/14/2014, Strike Price $29.50	24	480
Freeport-McMoRan, Inc., Expires 11/14/2014, Strike Price $30.00	20	220
Gap, Inc., Expires 11/07/2014, Strike Price $40.00	11	214
Gap, Inc., Expires 11/07/2014, Strike Price $40.50	19	342
Gap, Inc., Expires 11/14/2014, Strike Price $42.00	6	36
Goldman Sachs Group, Inc., Expires 11/07/2014, Strike Price $197.50	4	36
Goldman Sachs Group, Inc., Expires 11/14/2014, Strike Price $200.00	2	24
Goodyear Tire & Rubber Co., Expires 11/07/2014, Strike Price $25.50	20	200
Goodyear Tire & Rubber Co., Expires 11/07/2014, Strike Price $26.00	5	25
Goodyear Tire & Rubber Co., Expires 11/14/2014, Strike Price $26.00	39	390
Goodyear Tire & Rubber Co., Expires 11/14/2014, Strike Price $26.50	10	100
Google, Inc., Expires 11/14/2014, Strike Price $597.50	2	30
Google, Inc., Expires 11/14/2014, Strike Price $600.00	1	5
Google, Inc., Expires 11/14/2014, Strike Price $610.00	1	10
Google, Inc., Expires 11/14/2014, Strike Price $622.50	1	5
Google, Inc., Expires 11/14/2014, Strike Price $625.00	1	5
Halliburton Co., Expires 11/07/2014, Strike Price $57.50	6	90
Halliburton Co., Expires 11/14/2014, Strike Price $59.00	12	132
Halliburton Co., Expires 11/14/2014, Strike Price $59.50	12	108
Hartford Financial Services Group, Inc., Expires 11/07/2014, Strike Price $40.00	44	793
Hess Corp., Expires 11/14/2014, Strike Price $91.00	12	168
Hess Corp., Expires 11/14/2014, Strike Price $93.00	5	30
International Business Machines Corp., Expires 11/07/2014, Strike Price $170.00	10	60
Intuitive Surgical, Inc., Expires 11/14/2014, Strike Price $555.00	1	15
Intuitive Surgical, Inc., Expires 11/14/2014, Strike Price $560.00	2	20
Intuitive Surgical, Inc., Expires 11/14/2014, Strike Price $565.00	1	10
Johnson & Johnson, Expires 11/14/2014, Strike Price $112.00	3	15
Joy Global, Inc., Expires 11/14/2014, Strike Price $56.00	30	360
Kansas City Southern, Expires 11/14/2014, Strike Price $131.00	1	15
Kansas City Southern, Expires 11/14/2014, Strike Price $132.00	13	65
Keurig Green Mountain, Inc., Expires 11/07/2014, Strike Price $170.00	2	54
Keurig Green Mountain, Inc., Expires 11/14/2014, Strike Price $165.00	2	222
Keurig Green Mountain, Inc., Expires 11/14/2014, Strike Price $175.00	8	224
Las Vegas Sands Corp., Expires 11/07/2014, Strike Price $66.00	5	30
Las Vegas Sands Corp., Expires 11/14/2014, Strike Price $67.00	10	140
Las Vegas Sands Corp., Expires 11/14/2014, Strike Price $67.50	1	10
Las Vegas Sands Corp., Expires 11/14/2014, Strike Price $68.00	5	25
Mallinckrodt PLC, Expires 11/07/2014, Strike Price $97.00	3	15
Mallinckrodt PLC, Expires 11/14/2014, Strike Price $101.00	5	25
Mallinckrodt PLC, Expires 11/14/2014, Strike Price $103.00	3	15
Marvell Technology Group Ltd., Expires 11/07/2014, Strike Price $14.00	10	50
McDonald’s Corp., Expires 11/07/2014, Strike Price $95.00	3	54
McDonald’s Corp., Expires 11/14/2014, Strike Price $96.00	10	200
McDonald’s Corp., Expires 11/14/2014, Strike Price $98.00	3	21
McDonald’s Corp., Expires 11/14/2014, Strike Price $99.00	3	15
Medtronic, Inc., Expires 11/07/2014, Strike Price $70.00	2	18
Merck & Co., Inc., Expires 11/07/2014, Strike Price $60.00	10	100
Merck & Co., Inc., Expires 11/07/2014, Strike Price $61.00	5	30
Merck & Co., Inc., Expires 11/14/2014, Strike Price $65.00	5	25
MetLife, Inc., Expires 11/14/2014, Strike Price $56.50	12	120
MetLife, Inc., Expires 11/14/2014, Strike Price $57.00	14	70
Micron Technology, Inc., Expires 11/07/2014, Strike Price $35.50	36	144
Micron Technology, Inc., Expires 11/14/2014, Strike Price $36.50	9	81
Microsoft Corp., Expires 11/14/2014, Strike Price $49.00	33	165

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

28	Stone Ridge Funds	Annual Report	October 31, 2014

Schedule of Investments	as of October 31, 2014

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Monsanto Co., Expires 11/14/2014, Strike Price $119.00	12	$192
Monsanto Co., Expires 11/14/2014, Strike Price $120.00	3	30
Morgan Stanley, Expires 11/14/2014, Strike Price $36.50	26	234
Morgan Stanley, Expires 11/14/2014, Strike Price $37.00	24	120
Netflix, Inc., Expires 11/07/2014, Strike Price $435.00	5	60
Norfolk Southern Corp., Expires 11/14/2014, Strike Price $116.00	11	165
Nucor Corp., Expires 11/14/2014, Strike Price $56.00	12	276
Nucor Corp., Expires 11/14/2014, Strike Price $56.50	24	216
Occidental Petroleum Corp., Expires 11/07/2014, Strike Price $92.00	4	40
Occidental Petroleum Corp., Expires 11/14/2014, Strike Price $93.00	4	76
Palo Alto Networks, Inc., Expires 11/14/2014, Strike Price $118.00	6	240
Palo Alto Networks, Inc., Expires 11/14/2014, Strike Price $119.00	12	420
Palo Alto Networks, Inc., Expires 11/14/2014, Strike Price $120.00	3	75
Palo Alto Networks, Inc., Expires 11/14/2014, Strike Price $121.00	3	60
Pandora Media, Inc., Expires 11/07/2014, Strike Price $20.50	35	385
Pandora Media, Inc., Expires 11/14/2014, Strike Price $21.00	30	540
Pandora Media, Inc., Expires 11/14/2014, Strike Price $21.50	20	180
PepsiCo., Inc., Expires 11/07/2014, Strike Price $99.00	6	30
PepsiCo., Inc., Expires 11/14/2014, Strike Price $100.00	12	60
Philip Morris International, Inc., Expires 11/14/2014, Strike Price $91.00	3	33
Phillips 66, Expires 11/07/2014, Strike Price $82.00	8	120
Phillips 66, Expires 11/14/2014, Strike Price $83.00	10	150
Phillips 66, Expires 11/14/2014, Strike Price $84.00	6	30
Procter & Gamble Co., Expires 11/07/2014, Strike Price $89.00	16	96
Procter & Gamble Co., Expires 11/14/2014, Strike Price $90.00	3	15
PulteGroup, Inc., Expires 11/07/2014, Strike Price $20.00	75	525
PulteGroup, Inc., Expires 11/14/2014, Strike Price $20.50	20	140
Rackspace Hosting, Inc., Expires 11/07/2014, Strike Price $40.00	26	650
Rackspace Hosting, Inc., Expires 11/07/2014, Strike Price $40.50	16	240
Salesforce.com, Inc., Expires 11/07/2014, Strike Price $67.00	5	50
Salesforce.com, Inc., Expires 11/07/2014, Strike Price $67.50	12	72
SanDisk Corp., Expires 11/07/2014, Strike Price $99.00	1	17
SanDisk Corp., Expires 11/07/2014, Strike Price $104.00	8	56
SanDisk Corp., Expires 11/07/2014, Strike Price $106.00	1	7
SanDisk Corp., Expires 11/14/2014, Strike Price $101.00	3	66
Schlumberger Ltd., Expires 11/07/2014, Strike Price $103.00	12	84
Schlumberger Ltd., Expires 11/14/2014, Strike Price $106.00	1	8
Seadrill Ltd., Expires 11/07/2014, Strike Price $24.00	10	230
Seadrill Ltd., Expires 11/14/2014, Strike Price $24.50	10	150
Seadrill Ltd., Expires 11/14/2014, Strike Price $25.50	5	25
Target Corp., Expires 11/07/2014, Strike Price $64.00	5	55
Target Corp., Expires 11/14/2014, Strike Price $66.00	8	64
Target Corp., Expires 11/14/2014, Strike Price $66.50	2	12
Texas Instruments, Inc., Expires 11/14/2014, Strike Price $52.50	14	84
T-Mobile US, Inc., Expires 11/07/2014, Strike Price $30.00	10	165
T-Mobile US, Inc., Expires 11/07/2014, Strike Price $30.50	30	300
T-Mobile US, Inc., Expires 11/14/2014, Strike Price $31.00	19	95
Toll Brothers, Inc., Expires 11/14/2014, Strike Price $34.50	45	225
Twitter, Inc., Expires 11/07/2014, Strike Price $45.00	1	13
Twitter, Inc., Expires 11/07/2014, Strike Price $45.50	7	70
Twitter, Inc., Expires 11/07/2014, Strike Price $46.00	3	15
Twitter, Inc., Expires 11/07/2014, Strike Price $46.50	7	42
Twitter, Inc., Expires 11/14/2014, Strike Price $46.50	7	196
Twitter, Inc., Expires 11/14/2014, Strike Price $48.00	7	133
Twitter, Inc., Expires 11/14/2014, Strike Price $49.00	1	13
Twitter, Inc., Expires 11/14/2014, Strike Price $49.50	1	11
Twitter, Inc., Expires 11/14/2014, Strike Price $50.00	7	49
Under Armour, Inc., Expires 11/07/2014, Strike Price $69.50	5	50

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2014	29

Schedule of Investments	as of October 31, 2014

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND

DESCRIPTION	CONTRACTS	FAIR VALUE
Under Armour, Inc., Expires 11/07/2014, Strike Price $70.50	1	$5
Under Armour, Inc., Expires 11/14/2014, Strike Price $70.00	5	100
Under Armour, Inc., Expires 11/14/2014, Strike Price $70.50	5	75
Under Armour, Inc., Expires 11/14/2014, Strike Price $71.50	10	100
Union Pacific Corp., Expires 11/07/2014, Strike Price $122.00	3	18
Union Pacific Corp., Expires 11/14/2014, Strike Price $124.00	11	66
United Continental Holdings, Inc., Expires 11/07/2014, Strike Price $57.00	12	180
United Continental Holdings, Inc., Expires 11/07/2014, Strike Price $58.00	2	24
United Continental Holdings, Inc., Expires 11/14/2014, Strike Price $60.00	6	66
United Rentals, Inc., Expires 11/14/2014, Strike Price $120.00	4	60
United Rentals, Inc., Expires 11/14/2014, Strike Price $121.00	6	60
United Rentals, Inc., Expires 11/14/2014, Strike Price $122.00	6	30
United States Steel Corp., Expires 11/07/2014, Strike Price $43.50	20	320
United States Steel Corp., Expires 11/07/2014, Strike Price $44.50	8	64
United States Steel Corp., Expires 11/07/2014, Strike Price $45.00	8	64
United States Steel Corp., Expires 11/14/2014, Strike Price $45.00	8	136
United Technologies Corp., Expires 11/14/2014, Strike Price $111.00	6	66
United Technologies Corp., Expires 11/14/2014, Strike Price $112.00	6	30
UnitedHealth Group, Inc., Expires 11/14/2014, Strike Price $100.00	11	55
Verizon Communications, Inc., Expires 11/07/2014, Strike Price $51.00	20	120
Verizon Communications, Inc., Expires 11/14/2014, Strike Price $51.50	6	42
Visa, Inc., Expires 11/07/2014, Strike Price $252.50	6	60
VMware, Inc., Expires 11/14/2014, Strike Price $89.00	2	30
Walgreen Co., Expires 11/07/2014, Strike Price $66.00	9	162
Walgreen Co., Expires 11/07/2014, Strike Price $67.00	4	24
Walgreen Co., Expires 11/14/2014, Strike Price $67.50	1	13
Walgreen Co., Expires 11/14/2014, Strike Price $68.00	10	80
WellPoint, Inc., Expires 11/14/2014, Strike Price $133.00	5	105
WellPoint, Inc., Expires 11/14/2014, Strike Price $134.00	11	143
Western Digital Corp., Expires 11/07/2014, Strike Price $102.00	3	30
Western Digital Corp., Expires 11/07/2014, Strike Price $103.00	7	42
Western Digital Corp., Expires 11/14/2014, Strike Price $104.00	2	26
Western Digital Corp., Expires 11/14/2014, Strike Price $105.00	7	63
Williams Cos., Inc., Expires 11/07/2014, Strike Price $58.00	5	75
Williams Cos., Inc., Expires 11/14/2014, Strike Price $59.00	5	100
Williams Cos., Inc., Expires 11/14/2014, Strike Price $60.00	25	250
Williams Cos., Inc., Expires 11/14/2014, Strike Price $61.00	5	25
Yahoo!, Inc., Expires 11/07/2014, Strike Price $49.00	12	228
Yahoo!, Inc., Expires 11/07/2014, Strike Price $50.00	6	60
Yahoo!, Inc., Expires 11/07/2014, Strike Price $51.00	8	48
Yahoo!, Inc., Expires 11/14/2014, Strike Price $48.50	6	234
Yahoo!, Inc., Expires 11/14/2014, Strike Price $49.00	6	192
Yelp, Inc., Expires 11/14/2014, Strike Price $67.00	9	252
Yelp, Inc., Expires 11/14/2014, Strike Price $67.50	5	125
Yelp, Inc., Expires 11/14/2014, Strike Price $68.00	10	110
Yelp, Inc., Expires 11/14/2014, Strike Price $68.50	6	120

TOTAL CALL OPTIONS (Premiums Received $80,422)		92,188

PUT OPTIONS
CBOE S&P 500, Expires 11/07/2014, Strike Price $2000.00	742	638,120
CBOE S&P 500, Expires 11/07/2014, Strike Price $2005.00	500	500,000
CBOE S&P 500, Expires 11/07/2014, Strike Price $2010.00	307	368,400
NASDAQ, Expires 11/07/2014, Strike Price $4140.00	25	61,000
NASDAQ, Expires 11/07/2014, Strike Price $4150.00	15	43,050

TOTAL PUT OPTIONS (Premiums Received $1,870,244)		1,610,570

TOTAL WRITTEN OPTIONS (Premiums Received $1,950,666)		$1,702,758

The accompanying footnotes are an integral part of these Schedules of Investments.

30	Stone Ridge Funds	Annual Report	October 31, 2014

Schedule of Investments	as of October 31, 2014

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
COMMON STOCKS - 2.7%

Automobiles & Components - 0.1%
Dana Holding Corp. (a)	2,400	$49,104
Federal-Mogul Holdings Corp. (a)(b)	2,600	40,586
Tower International, Inc. (a)(b)	2,100	51,030

		140,720

Banks - 0.0%
PacWest Bancorp (a)	1,078	45,987

Capital Goods - 0.1%
Capstone Turbine Corp. (a)(b)	20,000	20,000
PowerSecure International, Inc. (a)(b)	6,300	70,371
Wabash National Corp. (a)(b)	4,200	43,260

		133,631

Commercial & Professional Services - 0.1%
WageWorks, Inc. (a)(b)	1,100	62,711

Consumer Durables & Apparel - 0.1%
Crocs, Inc. (a)(b)	3,300	38,544
JAKKS Pacific, Inc. (a)(b)	8,600	54,868
Nautilus, Inc. (a)(b)	6,800	90,984

		184,396

Consumer Services - 0.1%
Boyd Gaming Corp. (a)(b)	3,700	42,735
Bridgepoint Education, Inc. (a)(b)	2,164	27,353

		70,088

Energy - 0.1%
CARBO Ceramics, Inc. (a)	500	25,835
Goodrich Petroleum Corp. (a)(b)	2,300	18,952
McDermott International, Inc. (a)(b)(c)	6,300	24,192
Penn Virginia Corp. (a)(b)	3,600	30,852

		99,831

Food, Beverage & Tobacco - 0.0%
Boulder Brands, Inc. (a)(b)	2,800	24,864

Health Care Equipment & Services - 0.3%
Abaxis, Inc. (a)	1,100	57,926
Air Methods Corp. (a)(b)	1,100	51,953
Anika Therapeutics, Inc. (a)(b)	2,000	80,280
DexCom, Inc. (a)(b)	1,700	76,415
Medidata Solutions, Inc. (a)(b)	1,000	45,110
Orthofix International NV (a)(b)(c)	1,900	55,765
Rockwell Medical, Inc. (a)(b)	9,200	80,224

		447,673

Materials - 0.2%
Century Aluminum Co. (a)(b)	5,200	152,256
Compass Minerals International, Inc. (a)	600	51,408
Hecla Mining Co. (a)	13,600	29,648
Intrepid Potash, Inc. (a)(b)	3,500	47,075

		280,387

Media - 0.1%
Entravision Communications Corp. (a)	7,700	39,732
Sizmek, Inc. (a)(b)	3,800	21,774
World Wrestling Entertainment, Inc. (a)	4,500	55,575

		117,081

	SHARES	FAIR VALUE
Pharmaceuticals, Biotechnology & Life Sciences - 0.7%
ACADIA Pharmaceuticals, Inc. (a)(b)	2,100	$58,170
Agios Pharmaceuticals, Inc. (a)(b)	1,500	126,046
Endocyte, Inc. (a)(b)	7,800	46,683
Halozyme Therapeutics, Inc. (a)(b)	6,700	64,454
Insmed, Inc. (a)(b)	4,300	61,017
Keryx Biopharmaceuticals, Inc. (a)(b)	3,700	62,345
Merrimack Pharmaceuticals, Inc. (a)(b)	7,000	64,190
NPS Pharmaceuticals, Inc. (a)(b)	3,900	106,860
Pernix Therapeutics Holdings, Inc. (a)(b)	8,000	78,000
Prothena Corp. PLC (a)(b)(c)	2,400	52,632
Retrophin, Inc. (a)(b)	3,800	36,784
Sarepta Therapeutics, Inc. (a)(b)	1,900	30,723
Vanda Pharmaceuticals, Inc. (a)(b)	4,100	49,241

		837,145

Retailing - 0.0%
Conn’s, Inc. (a)(b)	1,100	34,221

Semiconductors & Semiconductor Equipment - 0.2%
Cirrus Logic, Inc. (a)(b)	2,600	50,180
Integrated Device Technology, Inc. (a)(b)	4,300	70,563
SunEdison, Inc. (a)(b)	6,100	119,011
SunPower Corp. (a)(b)	2,000	63,680

		303,434

Software & Services - 0.3%
Advent Software, Inc. (a)	1,600	55,296
Bankrate, Inc. (a)(b)	2,600	28,236
Conversant, Inc. (a)(b)	2,100	74,025
Gogo, Inc. (a)(b)	2,300	38,203
Infoblox, Inc. (a)(b)	2,500	40,350
Take-Two Interactive Software, Inc. (a)(b)	2,700	71,415
Vringo, Inc. (a)(b)	13,300	13,699
WebMD Health Corp. (a)(b)	1,300	55,484

		376,708

Technology Hardware & Equipment - 0.1%
Cray, Inc. (a)(b)	1,600	55,456
Ubiquiti Networks, Inc. (a)(b)	1,700	60,809

		116,265

Telecommunication Services - 0.1%
Inteliquent, Inc. (a)	5,900	99,297

Transportation - 0.1%
Arkansas Best Corp. (a)	2,000	77,400
XPO Logistics, Inc. (a)(b)	2,000	79,840

		157,240

TOTAL COMMON STOCKS (Cost $2,907,559)		3,531,679

CONTINGENT VALUE RIGHTS - 0.0%

Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
Furiex Pharmaceuticals, Inc. (b)(d)(e) (Cost: $0; Acquisition Date: 05/23/2014)	500	4,885
Trius Therapeutics, Inc. (b)(d)(e) (Cost $0; Acquisition Date: 08/12/2013)	3,300	—

		4,885

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2014	31

Schedule of Investments	as of October 31, 2014

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
Telecommunication Services - 0.0%
Leap Wireless International, Inc. (b)(e)	2,700	$6,804

TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		11,689

SHORT-TERM INVESTMENTS - 97.9%

Money Market Funds - 0.1%
Fidelity Institutional Money Market Funds - Money Market Portfolio - Institutional Class - 0.04% (f)(g)	27,189	27,189
First American Government Obligations Fund - Class Z - 0.01% (f)(g)	27,188	27,188
First American Prime Obligations Fund - Class Z - 0.02% (f)(g)	27,188	27,189
Short Term Investments Trust - Liquid Assets Portfolio—Institutional Class - 0.06% (f)(g)	27,188	27,188
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (f)(g)	27,188	27,188

		135,942

	PRINCIPAL AMOUNT
U.S. Treasury Bills - 97.8%
0.012% 11/06/2014 (g)(h)	$8,800,000	8,799,985
0.010%, 11/13/2014 (g)(h)	13,300,000	13,299,954
0.012% 11/20/2014 (g)(h)	9,000,000	8,999,942
0.005%, 11/28/2014 (g)(h)	18,300,000	18,299,925
(0.002%), 12/04/2014 (g)(h)	9,900,000	9,900,023
0.001%, 12/11/2014 (g)(h)	6,000,000	5,999,994
(0.005%), 12/18/2014 (g)(h)	12,600,000	12,600,080

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 97.8% (continued)
0.020%, 12/26/2014 (g)(h)	$17,000,000	$16,999,483
0.005%, 01/08/2015 (g)(h)	13,200,000	13,199,881
0.002%, 01/15/2015 (g)(h)	18,700,000	18,699,626

		126,798,893

TOTAL SHORT-TERM INVESTMENTS (Cost $126,935,125)		126,934,835

TOTAL INVESTMENTS (Cost $129,842,684) - 100.6%		130,478,203

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%		(835,704)

TOTAL NET ASSETS - 100.0%		$129,642,499

Percentages are stated as a percent of net assets.

(a)	All of a portion of this security may be subject to call options written.
(b)	Non-income producing security.
(c)	Foreign issued security. Total foreign securities are $132,589 which represents 0.1% of net assets.
(d)	Security is restricted to resale. The aggregate value of these securities at October 31, 2014 was $4,885 which represents 0.0% of net assets.
(e)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees, the aggregate value of these securities is $11,689, which represents 0.00% of net assets.
(f)	Rate shown is the 7-day effective yield.
(g)	All or portion of this security is held as collateral for put options written.
(h)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

Written Options

DESCRIPTION	CONTRACTS	FAIR VALUE
CALL OPTIONS
CBOE Russell 2000, Expires 11/07/2014, Strike Price $1205.00	35	$4,200

TOTAL CALL OPTIONS (Premiums Received $4,023)		4,200

PUT OPTIONS
CBOE Russell 2000, Expires 11/07/2014, Strike Price $1150.00	114	42,750
CBOE Russell 2000, Expires 11/07/2014, Strike Price $1155.00	166	81,340
CBOE Russell 2000, Expires 11/07/2014, Strike Price $1160.00	345	207,000
CBOE Russell 2000, Expires 11/07/2014, Strike Price $1165.00	350	252,350
CBOE Russell 2000, Expires 11/07/2014, Strike Price $1170.00	65	67,600

TOTAL PUT OPTIONS (Premiums Received $931,337)		651,040

TOTAL WRITTEN OPTIONS (Premiums Received $935,360)		$655,240

The accompanying footnotes are an integral part of these Schedules of Investments.

32	Stone Ridge Funds	Annual Report	October 31, 2014

Schedule of Investments	as of October 31, 2014

STONE RIDGE U.S. MASTER VARIANCE RISK PREMIUM FUND

INVESTMENT COMPANIES - 100.1%	SHARES	FAIR VALUE

Open-End Mutual Funds - 100.1%
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	9,065,224	$91,014,849
Stone Ridge U.S. Variance Risk Premium Fund - Class I (a)	17,325,291	181,915,555

TOTAL INVESTMENT COMPANIES (Cost $269,258,566)		272,930,404

TOTAL INVESTMENTS (Cost $269,258,566) - 100.1%		272,930,404

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(240,480)

TOTAL NET ASSETS - 100.0%		$272,689,924

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 10.

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Annual Report	October 31, 2014	33

Schedule of Investments	as of October 31, 2014

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
COMMON STOCKS - 1.1%

Automobiles & Components - 0.0%
Toyota Motor Corp. - ADR	300	$36,405

Banks - 0.1%
Banco Bilbao Vizcaya Argentaria SA - ADR	403	4,501
Banco Santander SA - ADR	800	7,016
Barclays PLC - ADR	1,400	21,560
HSBC Holdings PLC - ADR	700	35,714

		68,791

Capital Goods - 0.1%
ABB Ltd. - ADR	800	17,552
voxeljet AG - ADR (a)	2,800	38,724

		56,276

Consumer Durables & Apparel - 0.1%
Sony Corp. - ADR	2,200	43,604

Consumer Services - 0.0%
Melco Crown Entertainment Ltd. - ADR	600	16,284

Diversified Financials - 0.1%
Credit Suisse Group AG - ADR	1,400	37,296

Energy - 0.1%
BP PLC - ADR	800	34,768
Total SA - ADR	700	41,923

		76,691

Food, Beverage & Tobacco - 0.1%
Anheuser-Busch InBev NV - ADR	400	44,392
Diageo PLC - ADR	300	35,391

		79,783

Materials - 0.1%
ArcelorMittal SA - ADR	3,100	40,796
BHP Billiton Ltd. (c)	100	2,989
BHP Billiton Ltd. - ADR	100	5,944
Rio Tinto PLC - ADR	200	9,594

		59,323

Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
AstraZeneca PLC - ADR	200	14,588
GlaxoSmithKline PLC - ADR	900	40,941
GW Pharmaceuticals PLC - ADR (a)(b)	600	44,250
Novartis AG - ADR	400	37,076
Novo-Nordisk A/S - ADR	900	40,662

		177,517

Semiconductors & Semiconductor Equipment - 0.1%
ASML Holding NV - ADR	400	39,872

Software & Services - 0.0%
SAP AG - ADR	500	34,065

	SHARES	FAIR VALUE
Technology Hardware & Equipment - 0.0%
Nokia OYJ - ADR	2,200	$18,194
Telefonaktiebolaget LM Ericsson - ADR	200	2,368

		20,562

Telecommunication Services - 0.1%
China Mobile Ltd. - ADR	800	49,672
Vodafone Group PLC - ADR (b)	1,200	39,864

		89,536

TOTAL COMMON STOCKS (Cost $841,330)		836,005

SHORT-TERM INVESTMENTS - 98.1%

Money Market Funds - 66.2%
Fidelity Institutional Money Market Funds - Money Market Portfolio - Institutional Class - 0.04% (d)(e)	10,374,790	10,374,790
First American Government Obligations Fund - Class Z - 0.01% (d)(e)	10,374,790	10,374,790
First American Prime Obligations Fund - Class Z - 0.02% (d)(e)	10,374,817	10,374,817
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.06% (d)(e)	10,374,790	10,374,790
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (d)(e)	10,374,790	10,374,790

		51,873,977

	PRINCIPAL AMOUNT
U.S. Treasury Bills - 31.9%
0.010%, 11/13/2014 (e)(f)	$4,200,000	4,199,986
0.005%, 11/28/2014 (e)(f)	4,200,000	4,199,984
(0.002%), 12/04/2014 (e)(f)	4,100,000	4,100,009
0.005%, 01/08/2015 (e)(f)	12,500,000	12,499,888

		24,999,867

TOTAL SHORT-TERM INVESTMENTS (Cost $76,873,839)		76,873,844

TOTAL INVESTMENTS (Cost $77,715,169) - 99.2%		77,709,849

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		635,898

TOTAL NET ASSETS - 100.0%		$78,345,747

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security may be subject to call options written.
(c)	Foreign issued security. Total foreign securities are $2,989 which represents 0.0% of net assets.
(d)	Rate shown is the 7-day effective yield.
(e)	All or portion of this security is held as collateral for put options written.
(f)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

34	Stone Ridge Funds	Annual Report	October 31, 2014

Schedule of Investments	as of October 31, 2014

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND

Written Options

DESCRIPTION	CONTRACTS	FAIR VALUE

CALL OPTIONS
GW Pharmaceuticals PLC, Expires 11/07/2014, Strike Price $81.00	1	$50
GW Pharmaceuticals PLC, Expires 11/07/2014, Strike Price $82.00	2	80
GW Pharmaceuticals PLC, Expires 11/07/2014, Strike Price $83.00	1	30
GW Pharmaceuticals PLC, Expires 11/07/2014, Strike Price $84.00	1	25
Vodafone Group PLC, Expires 11/07/2014, Strike Price $34.50	10	70

TOTAL CALL OPTIONS (Premiums Received $259)		255

PUT OPTIONS
CAC 40 Index, Expires 11/21/2014, Strike Price EUR 4225.00	70	61,586
Eurex DAX, Expires 11/07/2014, Strike Price EUR 9250.00	76	44,664
Eurex DAX, Expires 11/07/2014, Strike Price EUR 9300.00	52	26,613
Eurex Euro STOXX 50 Index, Expires 11/07/2014, Strike Price EUR 3075.00	288	109,286
Eurex Euro STOXX 50 Index, Expires 11/07/2014, Strike Price EUR 3100.00	100	37,168
FTSE 100 Index, Expires 11/21/2014, Strike Price GBP 6475.00	30	28,852
FTSE 100 Index, Expires 11/21/2014, Strike Price GBP 6500.00	112	119,386
Hang Seng Index, Expires 11/27/2014, Strike Price HKD 23600.00	11	17,872
Hang Seng Index, Expires 11/27/2014, Strike Price HKD 23800.00	2	4,294
Nikkei-225 Stock Index, Expires 11/14/2014, Strike Price JPY 16250.00 (a)	92	72,289
Nikkei-225 Stock Index, Expires 11/14/2014, Strike Price JPY 16375.00 (a)	40	38,463
S&P/ASX 200 Index, Expires 11/20/2014, Strike Price AUD 5475.00	89	42,314
S&P/ASX 200 Index, Expires 11/20/2014, Strike Price AUD 5500.00	30	15,008
Swiss Market Index, Expires 11/21/2014, Strike Price CHF 8800.00	85	81,246

TOTAL PUT OPTIONS (Premiums Received $880,460)		699,041

TOTAL WRITTEN OPTIONS (Premiums Received $880,719)		$699,296

(a)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $110,752 which represents 0.14% of net assets.

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Annual Report	October 31, 2014	35

Schedule of Investments	as of October 31, 2014

STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
COMMON STOCKS - 1.8%

Banks - 0.1%
HDFC Bank Ltd. - ADR	400	$20,972
ICICI Bank Ltd. - ADR	400	22,544

		43,516

Consumer Services - 0.0%
New Oriental Education & Technology Group, Inc. - ADR (a)	900	19,440

Diversified Financials - 0.1%
Noah Holdings Ltd. - ADR (a)	1,400	22,960

Energy - 0.0%
Petroleo Brasileiro SA - ADR	1,300	15,210

Health Care Equipment & Services - 0.0%
Mindray Medical International Ltd. - ADR	600	17,484

Insurance - 0.1%
China Life Insurance Co. Ltd. - ADR	500	22,375

Materials - 0.1%
AngloGold Ashanti Ltd. - ADR (a)	1,100	9,097
Cemex SAB de CV - ADR (a)	1,400	17,220
Sibanye Gold Ltd. - ADR	1,700	12,495
Vale SA - ADR	1,600	16,144

		54,956

Media - 0.1%
Grupo Televisa SAB - ADR	600	21,684

Real Estate - 0.1%
E-House China Holdings Ltd. - ADR	2,100	20,979

Retailing - 0.2%
Ctrip.com International Ltd. - ADR (a)	600	34,980
Qunar Cayman Islands Ltd. - ADR (a)	700	18,830
Vipshop Holdings Ltd. - ADR(a)	100	22,929

		76,739

Semiconductors & Semiconductor Equipment - 0.2%
Himax Technologies, Inc. - ADR	2,700	20,574
JA Solar Holdings Co. Ltd. - ADR (a)	1,000	8,370
JinkoSolar Holding Co Ltd. - ADR (a)	900	22,203
Trina Solar Ltd. - ADR (a)	1,800	19,008

		70,155

Software & Services - 0.8%
21Vianet Group, Inc. - ADR (a)	900	18,828
58.com, Inc. - ADR (a)	500	19,785
Baidu, Inc. - ADR (a)	200	47,754
Bitauto Holdings Ltd. - ADR (a)	500	41,860
Changyou.com Ltd. - ADR (a)	1,000	24,040
ChinaCache International Holdings Ltd. - ADR (a)	1,461	15,048
Infosys Ltd. - ADR	300	20,058
KongZhong Corp. - ADR	2,100	12,348
NetEase, Inc. - ADR	300	28,416

	SHARES	FAIR VALUE
Software & Services - 0.8% (continued)
NQ Mobile, Inc. - ADR (a)	400	$2,924
Perfect World Co. Ltd. - ADR	1,000	20,780
Qihoo 360 Technology Co. Ltd. - ADR (a)(b)	200	14,596
Sky-mobi Ltd. - ADR (a)	2,100	15,519
SouFun Holdings Ltd. - ADR	1,900	18,525
YY, Inc. - ADR (a)(b)	300	24,858

		325,339

Telecommunication Services - 0.0%
America Movil SAB de CV - Series L - ADR	800	19,528

TOTAL COMMON STOCKS (Cost $698,313)		730,365

PREFERRED STOCKS - 0.1%

Banks - 0.1%
Banco Bradesco SA	1,200	17,976
Itau Unibanco Holding SA - ADR	1,210	17,860

TOTAL PREFERRED STOCKS (Cost $36,487)		35,836

SHORT-TERM INVESTMENTS - 99.1%

Money Market Funds - 0.1%
Fidelity Institutional Money Market Funds - Money Market Portfolio - Institutional Class - 0.04% (c)(d)	6,630	6,630
First American Government Obligations Fund - Class Z - 0.01% (c)(d)	6,629	6,629
First American Prime Obligations Fund - Class Z - 0.02% (c)(d)	6,629	6,629
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.06% (c)(d)	6,629	6,629
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (c)(d)	6,629	6,629

		33,146

	PRINCIPAL AMOUNT
U.S. TREASURY BILLS - 99.0%

Credit Intermediation and Related Activities - 99.0%
0.013%, 11/06/2014 (c)(e)	$1,200,000	1,199,998
0.010%, 11/13/2014 (c)(e)	5,100,000	5,099,983
0.008%, 11/20/2014 (c)(e)	600,000	599,997
0.005%, 11/28/2014 (c)(e)	6,100,000	6,099,976
(0.002%), 12/04/2014 (c)(e)	4,400,000	4,400,010
0.012%, 12/11/2014 (c)(e)	300,000	299,996
0.003%, 12/18/2014 (c)(e)	400,000	399,999
0.019%, 12/26/2014 (c)(e)	1,950,000	1,949,942
0.005%, 01/08/2015 (c)(e)	15,800,000	15,799,857
0.002%, 01/15/2015 (c)(e)	3,600,000	3,599,928

		39,449,686

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

36	Stone Ridge Funds	Annual Report	October 31, 2014

Schedule of Investments	as of October 31, 2014

STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND

FAIR VALUE
TOTAL SHORT-TERM INVESTMENTS (Cost $39,482,882)	$39,482,832

TOTAL INVESTMENTS (Cost $40,217,682) - 101.0%	40,249,033

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%	(404,853)

TOTAL NET ASSETS - 100.0%	$39,844,180

Percentages	are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security may be subject to call options written.
(c)	All or a portion of this security is held as collateral for put options written.
(d)	Rate shown is the 7-day effective yield.
(e)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

Written Options

DESCRIPTION	CONTRACTS	FAIR VALUE

CALL OPTIONS
Qihoo 360 Technology Co. Ltd., Expires 11/07/2014, Strike Price $77.00	1	$39
YY, Inc., Expires 11/07/2014, Strike Price $91.00	2	60
YY, Inc., Expires 11/07/2014, Strike Price $94.00	1	5

TOTAL CALL OPTIONS (Premiums Received $40)		104

PUT OPTIONS
iShares China Large-Cap ETF, Expires 11/07/2014, Strike Price $39.50	375	9,750
iShares MSCI Brazil Capped ETF, Expires 11/07/2014, Strike Price $42.00	300	13,500
iShares MSCI Brazil Capped ETF, Expires 11/07/2014, Strike Price $43.00	128	11,776
iShares MSCI Emerging Markets ETF, Expires 11/07/2014, Strike Price $41.50	1,600	25,600
iShares MSCI Emerging Markets ETF, Expires 11/07/2014, Strike Price $42.00	5,914	192,205
iShares MSCI Mexico Capped ETF, Expires 11/07/2014, Strike Price $67.50	69	1,621
iShares MSCI Mexico Capped ETF, Expires 11/07/2014, Strike Price $68.00	112	5,712
iShares MSCI South Korea Capped ETF, Expires 11/22/2014, Strike Price $58.00	40	2,680
iShares MSCI South Korea Capped ETF, Expires 11/22/2014, Strike Price $59.00	75	8,325
Market Vectors Russia ETF, Expires 11/07/2014, Strike Price $21.50	105	1,785
Market Vectors Russia ETF, Expires 11/07/2014, Strike Price $22.00	305	10,675

TOTAL PUT OPTIONS (Premiums Received $305,488)		283,630

TOTAL WRITTEN OPTIONS (Premiums Received $305,528)		$283,734

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Annual Report	October 31, 2014	37

Schedule of Investments	as of October 31, 2014

STONE RIDGE INTERNATIONAL MASTER VARIANCE RISK PREMIUM FUND

INVESTMENT COMPANIES - 100.0%	SHARES	FAIR VALUE

Open-End Mutual Funds - 100.0%
Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I (a)	853,068	$8,488,023
Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I (a)	1,754,434	17,018,011

TOTAL INVESTMENT COMPANIES (Cost $26,123,745)		25,506,034

SHORT-TERM INVESTMENTS - 0.3%

Money Market Funds - 0.3%
Fidelity Institutional Money Market Funds - Money Market Portfolio - Institutional Class - 0.04% (b)	15,187	15,187
First American Government Obligations Fund - Class Z - 0.01% (b)	15,186	15,186
First American Prime Obligations Fund - Class Z - 0.02% (b)	15,186	15,186
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.06%, 0.05% (b)	15,186	15,186
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.01% (b)	15,186	15,186

TOTAL SHORT-TERM INVESTMENTS (Cost $75,931)		75,931

TOTAL INVESTMENTS (Cost $26,199,676) - 100.3%		25,581,965

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%		(77,206)

TOTAL NET ASSETS - 100.0%		$25,504,759

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 10.
(b)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

38	Stone Ridge Funds	Annual Report	October 31, 2014

Statement of Assets and Liabilities	October 31, 2014

	STONE RIDGE REINSURANCE RISK PREMIUM FUND	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
ASSETS:
Investments, at fair value(1)	$786,922,189	$331,282,597
Interest receivable	4,313,461	2,217,786
Receivable for fund shares sold	67,412	67,580
Foreign currencies, at value(2)	202,891	28,822
Variation margin on future contracts	132,000	—
Cash	144,750	—
Other assets	25,540	14,816
Total assets	791,808,243	333,611,601
LIABILITIES:
Payable for fund shares redeemed	1,104,344	452,688
Payable to Investment Adviser	1,002,965	421,683
Payable for Chief Compliance Officer compensation	5,004	4,999
Payable to Trustees	10,778	4,400
Accrued distribution fees	111,966	32,354
Other accrued expenses	314,168	185,830
Total liabilities	2,549,225	1,101,954
Total net assets	$789,259,018	$332,509,647

NET ASSETS CONSIST OF:
Capital stock	$745,578,898	$313,062,436
Accumulated net investment income	7,560,626	2,327,720
Accumulated undistributed net realized loss on investments	(1,518,852)	(940,461)
Unrealized appreciation on:
Investments and foreign currency translation	37,340,015	18,059,952
Futures contracts	298,331	—
Total net assets	$789,259,018	$332,509,647

Class I
Net Assets	$557,254,760	$259,515,067
Shares outstanding	52,111,271	24,142,084
Class I Net asset value, offering and redemption price per share	$10.69	$10.75
Class M
Net Assets	$232,004,258	$72,994,580
Shares outstanding	21,698,997	6,791,627
Class M Net asset value, offering and redemption price per share	$10.69	$10.75

(1) Cost of Investments	$749,579,416	$313,222,308
(2) Cost of foreign currencies	204,802	29,050

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2014	39

Statement of Assets and Liabilities	October 31, 2014

	STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND	STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND	STONE RIDGE U.S. MASTER VARIANCE RISK PREMIUM FUND
ASSETS:
Investments, at fair value(1)
Unaffiliated issuers	$419,205,743	$130,478,203	$—
Affiliated issuers (See Note 10)	—	—	272,930,404
Interest receivable	4	6	1
Dividend receivable	71,906	165	—
Receivable for investments sold	3,947,529	636,526	113,725
Cash	405	12	—
Other assets	27,688	25,287	24,064
Total assets	423,253,275	131,140,199	273,068,194
LIABILITIES:
Payable for fund shares redeemed	13,947	11,208	15,930
Options written, at fair value(2)	1,702,758	655,240	—
Payable for investment securities purchased	1,940,666	573,509	—
Payable to Investment Adviser	439,309	135,435	—
Payable to Custodian	—	—	217,497
Due to Broker	1,043	—	—
Payable for Chief Compliance Officer compensation	6,998	5,001	1,293
Payable to Trustees	5,796	1,785	—
Accrued distribution fees	52,965	5,958	60,642
Other accrued expenses	240,354	109,564	82,908
Total liabilities	4,403,836	1,497,700	378,270
Total net assets	$418,849,439	$129,642,499	$272,689,924

NET ASSETS CONSIST OF:
Capital stock	$406,008,281	$130,957,342	$262,729,240
Accumulated net investment income (loss)	(4,551,921)	(1,665,187)	1,194,193
Accumulated undistributed net realized gain (loss) on investments	4,997,097	(565,295)	5,094,653
Unrealized appreciation on:
Investments and foreign currency translation	12,148,074	635,519	3,671,838
Options written	247,908	280,120	—
Total net assets	$418,849,439	$129,642,499	$272,689,924

Class I
Net Assets	$305,504,085	$115,717,121	$164,686,935
Shares outstanding	29,107,581	11,529,624	15,684,761
Class I Net asset value, offering and redemption price per share	$10.50	$10.04	$10.50
Class M
Net Assets	$113,345,354	$13,925,378	$108,002,989
Shares outstanding	10,827,782	1,390,975	10,289,325
Class M Net asset value, offering and redemption price per share	$10.47	$10.01	$10.50

(1) Cost of Investments
Unaffiliated issuers	$407,057,669	$129,842,684	$—
Affiliated issuers (See Note 10)	—	—	269,258,566
(2) Premiums received	1,950,666	935,360	—

The accompanying notes are an integral part of these financial statements.	(Continued)

40	Stone Ridge Funds	Annual Report	October 31, 2014

Statement of Assets and Liabilities	October 31, 2014

	STONE RIDGE INTL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND	STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND	STONE RIDGE INTERNATIONAL MASTER VARIANCE RISK PREMIUM FUND
ASSETS:
Investments, at fair value(1)
Unaffiliated issuers	$77,709,849	$40,249,033	$75,931
Affiliated issuers	—	—	25,506,034
Interest receivable	2,994	1	1
Dividend receivable	500	2,277	—
Receivable for investments sold	96,861	265,392	—
Foreign currencies, at value(2)	1,539,720	—	—
Cash	3	290	—
Deferred offering expenses	26,763	13,778	16,780
Other assets	3,251	4,377	2,059
Total assets	79,379,941	40,535,148	25,600,805
LIABILITIES:
Options written, at fair value(3)	699,296	283,734	—
Payable for investment securities purchased	—	200,699	—
Payable to Investment Adviser	186,909	80,758	20,434
Payable for Chief Compliance Officer compensation	4,997	4,997	1,254
Payable to Trustees	1,124	993	2,056
Accrued distribution fees	7,396	1,486	7,643
Other accrued expenses	134,472	118,301	64,659
Total liabilities	1,034,194	690,968	96,046
Total net assets	$78,345,747	$39,844,180	$25,504,759

NET ASSETS CONSIST OF:
Capital stock	$79,597,938	$40,178,665	$25,877,142
Accumulated net investment income (loss)	(1,081,292)	(382,610)	262,221
Accumulated undistributed net realized loss on investments	(314,440)	(5,020)	(16,893)
Unrealized appreciation (depreciation) on:
Investments and foreign currency translation	(37,882)	31,351	(617,711)
Options written	181,423	21,794	—
Total net assets	$78,345,747	$39,844,180	$25,504,759

Class I
Net Assets	$59,551,057	$36,141,775	$5,971,447
Shares outstanding	6,138,369	3,633,760	611,532
Class I Net asset value, offering and redemption price per share	$9.70	$9.95	$9.76
Class M
Net Assets	$18,794,690	$3,702,405	$19,533,312
Shares outstanding	1,938,729	372,563	2,000,416
Class M Net asset value, offering and redemption price per share	$9.69	$9.94	$9.76

(1) Cost of Investments
Unaffiliated issuers	$77,715,169	$40,217,682	$75,931
Affiliated issuers (See Note 10)	—	—	26,123,745
(2) Cost of foreign currencies	1,601,488	—	—
(3) Premiums received	880,719	305,528	—

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Annual Report	October 31, 2014	41

Statement of Operations	For the year ended October 31, 2014

	STONE RIDGE REINSURANCE RISK PREMIUM FUND	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
INVESTMENT INCOME:
Dividend income	$14,476,029	$5,726,464
Interest income	32,921,238	15,839,112
Total investment income	47,397,267	21,565,576
EXPENSES
Advisory fees	10,480,666	4,397,051
Fund accounting and administration fees	548,151	245,007
Distribution (12b-1) fees — Class M Only	304,238	102,733
Legal fees	222,944	112,846
Transfer agency fees and expenses	113,311	108,559
Federal and state registration fees	95,840	53,509
Audit and tax related fees	86,275	86,282
Custody fees	61,991	44,691
Chief Compliance Officer fees	60,001	60,120
Offering costs	53,738	28,198
Trustees fees and expenses	46,043	18,944
Other expenses	135,394	62,624
Net expenses before Adviser recoupment	12,208,592	5,320,564
Expenses recouped by Adviser (See Note 4)	87,972	53,851
Total net expenses	12,296,564	5,374,415
Net investment income	35,100,703	16,191,161
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	367,360	313,269
Futures contracts	818,062	—
Foreign currency translation	695,756	(3,072)
Net change in unrealized appreciation (depreciation) on:
Investments	22,290,877	10,693,463
Futures contracts	298,331	—
Foreign currency translation	(2,297,038)	(122,381)
Net realized and unrealized gain	22,173,348	10,881,279
Net increase in net assets resulting from operations	$57,274,051	$27,072,440

The accompanying notes are an integral part of these financial statements.	(Continued)

42	Stone Ridge Funds	Annual Report	October 31, 2014

Statement of Operations	For the year ended October 31, 2014

	STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND	STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND	STONE RIDGE U.S. MASTER VARIANCE RISK PREMIUM FUND
INVESTMENT INCOME:
Dividend income
Affiliated issuers	$—	$—	$13,015,232
Unaffiliated issuers	1,323,213	10,948	—
Interest income	76,201	30,690	145
Exchange rebates	—	40,246	—
Total investment income	1,399,414	81,884	13,015,377
EXPENSES
Advisory fees (See Note 4)	5,076,155	1,581,912	—
Custody fees	523,243	18,055	1,062
Fund accounting and administration fees	344,686	89,939	161
Distribution (12b-1) fees — Class M Only	165,144	20,517	147,736
Legal fees	161,977	40,506	28,011
Offering costs	94,762	30,395	114,519
Audit and tax related fees	78,382	78,382	48,665
Chief Compliance Officer fees	61,209	60,120	12,543
Transfer agency fees and expenses	57,658	35,108	79,450
Federal and state registration fees	46,946	37,063	38,740
Trustees fees and expenses	26,572	8,284	—
Other expenses	103,524	49,622	20,757
Net expenses before Adviser recoupment	6,740,258	2,049,903	491,644
Expenses recouped by Adviser (See Note 4)	82,319	19,755	—
Total net expenses	6,822,577	2,069,658	491,644
Net investment income (loss)	(5,423,163)	(1,987,774)	12,523,733
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments
Affiliated issuers	—	—	6,291,882
Unaffiliated issuers	4,303,089	(354,388)	—
Options written	22,685,937	4,812,851	—
Futures contracts	363,505	(37,658)	—
Net change in unrealized appreciation (depreciation) on:
Investments	8,826,453	438,929	(4,243,582)
Options written	(531,282)	197,554	—
Futures contracts	11,423	—	—
Net realized and unrealized gain	35,659,125	5,057,288	2,048,300
Net increase in net assets resulting from operations	$30,235,962	$3,069,514	$14,572,033

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2014	43

Statement of Operations	For the period ended October 31, 2014

	STONE RIDGE INTL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND(1)	STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND(1)	STONE RIDGE INTERNATIONAL MASTER VARIANCE RISK PREMIUM FUND(1)
INVESTMENT INCOME:
Dividend income
Affiliated issuers	$—	$—	$893,584
Unaffiliated issuers	9,143	5,552	—
Interest income	14,100	5,887	36
Exchange rebates	259	80,795	—
Total investment income	23,502	92,234	893,620
EXPENSES
Advisory fees (See Note 4)	676,317	337,320	—
Legal fees	196,679	75,994	25,593
Audit and tax related fees	75,002	75,002	40,002
Offering costs	56,056	34,207	33,905
Chief Compliance Officer fees	44,997	44,997	11,254
Fund accounting and administration fees	42,432	21,818	256
Transfer agency fees and expenses	24,678	23,668	24,007
Distribution (12b-1) fees — Class M Only	19,851	3,899	21,102
Custody fees	14,300	15,873	147
Federal and state registration fees	10,854	6,287	4,763
Trustees fees and expenses	3,769	2,340	2,079
Other expenses	30,217	19,417	7,729
Total expenses before Adviser waiver	1,195,152	660,822	170,837
Expenses waived by Adviser (See Note 4)	(331,097)	(210,066)	(124,910)
Net expenses before Adviser recoupment	864,055	450,756	45,927
Expenses recouped by Adviser (See Note 4)	103,830	38,884	20,433
Total net expenses	967,885	489,640	66,360
Net investment income (loss)	(944,383)	(397,406)	827,260
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments
Affiliated issuers	—	—	161
Unaffiliated issuers	(1,210)	28,870	—
Options written	868,652	1,325,599	—
Futures contracts	300,480	(23,462)	—
Foreign currency translation	(153,037)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(5,110)	31,351	(617,711)
Options written	180,103	21,794	—
Foreign currency translation	(31,452)	—	—
Net realized and unrealized gain (loss)	1,158,426	1,384,152	(617,550)
Net increase in net assets resulting from operations	$214,043	$986,746	$209,710

(1)	Commenced operations on February 11, 2014.

The accompanying notes are an integral part of these financial statements.

44	Stone Ridge Funds	Annual Report	October 31, 2014

Statement of Changes in Net Assets

	STONE RIDGE REINSURANCE RISK PREMIUM FUND(1)		STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND(1)
	YEAR ENDED OCTOBER 31, 2014	PERIOD ENDED OCTOBER 31, 2013	YEAR ENDED OCTOBER 31, 2014	PERIOD ENDED OCTOBER 31, 2013
OPERATIONS:
Net investment income	$35,100,703	$5,612,620	$16,191,161	$3,499,502
Net realized (gain) loss on:
Investments	367,360	92,837	313,269	54,785
Futures contracts	818,062	—	—	—
Foreign currency translation	695,756	(120,386)	(3,072)	15,142
Net change in unrealized appreciation (depreciation) on:
Investments	22,290,877	16,080,802	10,693,463	7,479,897
Futures contracts	298,331	—	—	—
Foreign currency translation	(2,297,038)	1,265,374	(122,381)	8,973
Net increase in assets resulting from operations	57,274,051	22,931,247	27,072,440	11,058,299

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income — Class I	(23,278,934)	(3,146,149)	(12,305,748)	(1,992,074)
From net investment income — Class M	(9,043,254)	(1,129,457)	(3,640,672)	(782,166)
Total Distributions	(32,322,188)	(4,275,606)	(15,946,420)	(2,774,240)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	225,172,509	357,387,240	120,920,539	143,676,261
Proceeds from shares sold — Class M	108,991,261	165,014,285	26,585,822	66,493,476
Proceeds from shares issued to holders in reinvestment of dividends — Class I	19,489,059	2,636,031	10,878,689	1,703,079
Proceeds from shares issued to holders in reinvestment of dividends — Class M	7,977,655	900,009	3,225,011	613,698
Cost of shares redeemed — Class I	(65,363,961)	(12,627,802)	(26,880,813)	(5,188,094)
Cost of shares redeemed — Class M	(42,810,060)	(21,214,712)	(20,574,341)	(8,453,759)
Net increase in net assets from capital share transactions	253,456,463	492,095,051	114,154,907	198,844,661
Total increase in net assets	278,408,326	510,750,692	125,280,927	207,128,720

NET ASSETS:
Beginning of period	510,850,692	100,000	207,228,720	100,000
End of period	$789,259,018	$510,850,692	$332,509,647	$207,228,720

Accumulated net investment income	$7,560,626	$1,618,128	$2,327,720	$907,424

(1)	Commenced operations on February 1, 2013.

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2014	45

Statement of Changes in Net Assets

	STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND(1)		STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND(1)		STONE RIDGE U.S. MASTER VARIANCE RISK PREMIUM FUND(2)
	YEAR ENDED OCTOBER 31, 2014	PERIOD ENDED OCTOBER 31, 2013	YEAR ENDED OCTOBER 31, 2014	PERIOD ENDED OCTOBER 31, 2013	YEAR ENDED OCTOBER 31, 2014	PERIOD ENDED OCTOBER 31, 2013
OPERATIONS:
Net investment gain (loss)	$(5,423,163)	$(2,009,748)	$(1,987,774)	$(731,791)	$12,523,733	$4,694,746
Net realized (gain) loss on:
Investments
Affiliated issuers	—	—	—	—	6,291,882	842
Unaffiliated issuers	4,303,089	1,225,836	(354,388)	(135,953)	—	—
Options written	22,685,937	18,389,959	4,812,851	7,810,409	—	—
Futures contracts	363,505	(1,482,483)	(37,658)	(394,417)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	8,826,453	3,321,620	438,929	196,590	(4,243,582)	7,915,420
Options written	(531,282)	779,191	197,554	82,566	—	—
Futures contracts	11,423	(11,423)	—	—	—	—
Net increase in assets resulting from operations	30,235,962	20,212,952	3,069,514	6,827,404	14,572,033	12,611,008

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income — Class I	—	—	—	—	(7,772,921)	(3,160,745)
From net investment income — Class M	—	—	—	—	(4,747,401)	(1,541,683)
From net realized gain — Class I	(21,748,616)	(5,324,124)	(7,828,960)	(2,162,691)	(8,217)	—
From net realized gain — Class M	(8,055,151)	(2,489,693)	(993,911)	(235,481)	(5,130)	—
Return of Capital — Class I	—	—	(1,659,195)	—	—	—
Return of Capital — Class M	—	—	(196,529)	—	—	—
Total Distributions	(29,803,767)	(7,813,817)	(10,678,595)	(2,398,172)	(12,533,669)	(4,702,428)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	72,520,471	258,551,729	39,550,232	97,713,681	19,468,561	141,147,951
Proceeds from shares sold — Class M	29,927,897	115,936,713	2,882,452	12,815,755	47,399,473	79,901,736
Proceeds from shares issued to holders in reinvestment of dividends — Class I	6,750,096	1,486,082	2,358,212	498,246	4,867,401	1,606,078
Proceeds from shares issued to holders in reinvestment of dividends — Class M	7,662,137	2,380,290	1,080,921	220,368	3,594,133	1,286,382
Cost of shares redeemed — Class I	(39,109,608)	(3,525,574)	(20,024,586)	(1,675,306)	(7,462,187)	(1,787,633)
Cost of shares redeemed — Class M	(21,598,196)	(24,963,928)	(2,420,470)	(177,157)	(23,529,499)	(3,749,416)
Net increase in net assets from capital share transactions	56,152,797	349,865,312	23,426,761	109,395,587	44,337,882	218,405,098
Total increase in net assets	56,584,992	362,264,447	15,817,680	113,824,819	46,376,246	226,313,678

NET ASSETS:
Beginning of period	362,264,447	—	113,824,819	—	226,313,678	—
End of period	$418,849,439	$362,264,447	$129,642,499	$113,824,819	$272,689,924	$226,313,678

Accumulated net investment income (loss)	$(4,551,921)	$—	$(1,665,187)	$—	$1,194,193	$—

(1)	Commenced operations on May 1, 2013.
(2)	Commenced operations on May 22, 2013.

The accompanying notes are an integral part of these financial statements.	(Continued)

46	Stone Ridge Funds	Annual Report	October 31, 2014

Statement of Changes in Net Assets

	STONE RIDGE INTL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND(1)	STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND(1)	STONE RIDGE INTERNATIONAL MASTER VARIANCE RISK PREMIUM FUND(1)
	PERIOD ENDED OCTOBER 31, 2014	PERIOD ENDED OCTOBER 31, 2014	PERIOD ENDED OCTOBER 31, 2014
OPERATIONS:
Net investment income (loss)	$(944,383)	$(397,406)	$827,260
Net realized (gain) loss on:
Investments
Affiliated issuers	—	—	161
Unaffiliated issuers	(1,210)	28,870	—
Options written	868,652	1,325,599	—
Futures contracts	300,480	(23,462)	—
Foreign currency translation	(153,037)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(5,110)	31,351	(617,711)
Options written	180,103	21,794	—
Foreign currency translation	(31,452)	—	—
Net increase in assets resulting from operations	214,043	986,746	209,710

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income — Class I	—	—	(136,822)
From net investment income — Class M	—	—	(454,460)
From net realized gain — Class I	(1,120,031)	(1,210,686)	—
From net realized gain — Class M	(362,331)	(125,341)	—
Return of capital — Class I	(932,228)	(34,134)	(56,418)
Return of capital — Class M	(302,194)	(3,534)	(185,845)
Total Distributions	(2,716,784)	(1,373,695)	(833,545)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	64,941,341	37,914,417	6,641,729
Proceeds from shares sold — Class M	19,994,231	3,740,227	24,937,050
Proceeds from shares issued to holders in reinvestment of dividends — Class I	2,047,435	1,240,584	179,400
Proceeds from shares issued to holders in reinvestment of dividends — Class M	639,185	96,881	564,960
Cost of shares redeemed — Class I(2)	(5,553,046)	(2,655,815)	(696,525)
Cost of shares redeemed — Class M(3)	(1,220,658)	(105,165)	(5,498,020)
Net increase in net assets from capital share transactions	80,848,488	40,231,129	26,128,594
Total increase in net assets	78,345,747	39,844,180	25,504,759

NET ASSETS:
Beginning of year	—	—	—
End of year	$78,345,747	$39,844,180	$25,504,759

Accumulated net investment (loss)	$(1,081,292)	$(382,610)	$262,221

(1)	Commenced operations on February 11, 2014.
(2)	Net of redemption fees of $690, $465, and $0, respectively.
(3)	Net of redemption fees of $512, $0, and $1,074, respectively.

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Annual Report	October 31, 2014	47

Statement of Cash Flows	For the Year Ended October 31, 2014

	STONE RIDGE REINSURANCE RISK PREMIUM FUND	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$57,274,051	$27,072,440
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized and unrealized gain on investments:	(21,091,546)	(10,887,716)
Amortization and accretion of premium and discount	2,318,975	1,163,629
Changes in assets and liabilities:
Foreign currency	422,534	63,505
Variation margin on futures contracts	(132,000)	—
Receivable for investments sold	5,827,022	1,288,568
Interest receivable	(1,334,630)	(705,027)
Deferred offering expenses	53,738	28,198
Other assets	6,080	748
Payable to Investment Advisor	442,210	212,528
Payable to Trustees	(7,296)	(3,002)
Accrued distribution fees	69,412	15,003
Payable for Chief Compliance Officer compensation	(12,624)	(12,505)
Accrued expenses and other liabilities	39,389	13,554
Purchases of investments	(368,506,630)	(157,712,115)
Proceeds from sale of investments	106,539,253	43,007,444
Net purchases and sales of short-term investments	(4,256,391)	(2,356,640)
NET CASH USED IN OPERATING ACTIVITIES	(222,348,453)	(98,811,388)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	334,128,808	147,452,132
Payment on shares redeemed	(107,092,388)	(47,011,717)
Cash distributions to shareholders	(4,855,474)	(1,842,720)
Net cash provided by financing activities	222,180,946	98,597,695
Net decrease in cash	(167,507)	(213,693)
Cash, beginning of year	312,257	213,693
Cash, end of year	$144,750	$—

The accompanying notes are an integral part of these financial statements.

48	Stone Ridge Funds	Annual Report	October 31, 2014

[Intentionally Left Blank]

Financial Highlights	October 31, 2014

	PER SHARE DATA:
	Income from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income(2)	Net Realized and Unrealized Gains on Investments	Total from Investment Operations
STONE RIDGE REINSURANCE RISK PREMIUM FUND—CLASS I
Year Ended October 31, 2014	$10.36	0.53	0.31	0.84
Period Ended October 31, 2013(1)	$10.00	0.13	0.32	0.45
STONE RIDGE REINSURANCE RISK PREMIUM FUND—CLASS M
Year Ended October 31, 2014	$10.37	0.51	0.31	0.82
Period Ended October 31, 2013(1)	$10.00	0.12	0.33	0.45
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS I
Year Ended October 31, 2014	$10.41	0.58	0.37	0.95
Period Ended October 31, 2013(1)	$10.00	0.20	0.35	0.55
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS M
Year Ended October 31, 2014	$10.41	0.56	0.37	0.93
Period Ended October 31, 2013(1)	$10.00	0.18	0.36	0.54
(1)	The Fund commenced operations on February 1, 2013.
(2)	Net investment income per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.

The accompanying footnotes are an integral part of these financial statements.

50	Stone Ridge Funds	Annual Report	October 31, 2014

Financial Highlights	October 31, 2014

						SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate

(0.51)	—	(0.51)	$10.69	8.39%		$557,255	1.71%		1.72%		5.07%		5.06%		16.13%
(0.09)	—	(0.09)	$10.36	4.53%	(3)	$360,434	1.86%	(4)	1.87%	(4)	1.76%	(4)	1.75%	(4)	11.38%	(3)

(0.50)	—	(0.50)	$10.69	8.18%		$232,004	1.85%		1.86%		4.95%		4.94%		16.13%
(0.08)	—	(0.08)	$10.37	4.48%	(3)	$150,416	2.01%	(4)	2.02%	(4)	1.56%	(4)	1.55%	(4)	11.38%	(3)

(0.61)	—	(0.61)	$10.75	9.44%		$259,515	1.78%		1.80%		5.58%		5.56%		15.79%
(0.14)	—	(0.14)	$10.41	5.58%	(3)	$145,995	1.95%	(4)	1.94%	(4)	2.66%	(4)	2.67%	(4)	12.82%	(3)

(0.59)	—	(0.59)	$10.75	9.33%		$72,995	1.93%		1.95%		5.42%		5.40%		15.79%
(0.13)	—	(0.13)	$10.41	5.43%	(3)	$61,234	2.11%	(4)	2.10%	(4)	2.47%	(4)	2.48%	(4)	12.82%	(3)

The accompanying footnotes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2014	51

Financial Highlights	October 31, 2014

	PER SHARE DATA:
	Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(3)		Net Realized and Unrealized Gains on Investments		Total from Investment Operations
STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND—CLASS I
Year Ended October 31, 2014	$10.48	(0.14)		0.94		0.80
Period Ended October 31, 2013(1)	$10.00	(0.07)		0.80		0.73
STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND—CLASS M
Year Ended October 31, 2014	$10.47	(0.15)		0.93		0.78
Period Ended October 31, 2013(1)	$10.00	(0.07)		0.79		0.72
STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND—CLASS I
Year Ended October 31, 2014	$10.65	(0.16)		0.45		0.29
Period Ended October 31, 2013(1)	$10.00	(0.09)		0.99		0.90
STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND—CLASS M
Year Ended October 31, 2014	$10.64	(0.17)		0.44		0.27
Period Ended October 31, 2013(1)	$10.00	(0.10)		0.99		0.89
STONE RIDGE U.S. MASTER VARIANCE RISK PREMIUM FUND—CLASS I
Year Ended October 31, 2014	$10.40	0.51	(4)	0.10	(4)	0.61	(4)
Period Ended October 31, 2013(2)	$10.00	0.24	(4)	0.39	(4)	0.63	(4)
STONE RIDGE U.S. MASTER VARIANCE RISK PREMIUM FUND—CLASS M
Year Ended October 31, 2014	$10.40	0.51	(4)	0.09	(4)	0.60	(4)
Period Ended October 31, 2013(2)	$10.00	0.24	(4)	0.39	(4)	0.63	(4)
(1)	The Fund commenced operations on May 1, 2013.
(2)	The Fund commenced operations on May 22, 2013.
(3)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(4)	Per share amounts only include income and expenses of the U.S. Master Variance Risk Premium Fund which are shown on the Fund’s Statement of Operations. Amounts do not include the Fund’s proportionate share of the income and expenses of the underlying investor funds.
(5)	Not annualized.
(6)	Annualized.

The accompanying footnotes are an integral part of these financial statements.

52	Stone Ridge Funds	Annual Report	October 31, 2014

Financial Highlights	October 31, 2014

							SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate

—	(0.78)	—	(0.78)	$10.50	7.95%		$305,504	1.62%		1.64%		(1.27%	)	(1.29%	)	97.63%
—	(0.25)	—	(0.25)	$10.48	7.35%	(5)	$264,883	1.65%	(6)	1.59%	(6)	(1.42%	)(6)	(1.36%	)(6)	56.76%	(5)

—	(0.78)	—	(0.78)	$10.47	7.76%		$113,345	1.77%		1.79%		(1.42%	)	(1.44%	)	97.63%
—	(0.25)	—	(0.25)	$10.47	7.25%	(5)	$97,381	1.80%	(6)	1.74%	(6)	(1.57%	)(6)	(1.51%	)(6)	56.76%	(5)

—	(0.75)	(0.15)	(0.90)	$10.04	2.85%		$115,717	1.60%		1.62%		(1.54%	)	(1.56%	)	34.92%
—	(0.25)	—	(0.25)	$10.65	9.09%	(5)	$100,579	1.80%	(6)	1.75%	(6)	(1.76%	)(6)	(1.71%	)(6)	33.66%	(5)

—	(0.75)	(0.15)	(0.90)	$10.01	2.65%		$13,925	1.75%		1.77%		(1.69%	)	(1.71%	)	34.92%
—	(0.25)	—	(0.25)	$10.64	8.99%	(5)	$13,246	1.95%	(6)	1.90%	(6)	(1.91%	)(6)	(1.86%	)(6)	33.66%	(5)

(0.51)	—	—	(0.51)	$10.50	6.02%		$164,687	0.13%		N/A		4.91%		N/A		6.46%
(0.23)	—	—	(0.23)	$10.40	6.42%	(5)	$146,296	0.26%	(6)	N/A		5.29%	(6)	N/A		0.62%	(5)

(0.50)	—	—	(0.50)	$10.50	5.88%		$108,003	0.28%		N/A		4.82%		N/A		6.46%
(0.23)	—	—	(0.23)	$10.40	6.36%	(5)	$80,018	0.41%	(6)	N/A		5.37%	(6)	N/A		0.62%	(5)

The accompanying footnotes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2014	53

Financial Highlights	October 31, 2014

	PER SHARE DATA:
	Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Operations
STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND—CLASS I
Period Ended October 31, 2014(1)	$10.00	(0.12)		0.17		0.05	(6)
STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND—CLASS M
Period Ended October 31, 2014(1)	$10.00	(0.13)		0.17		0.04	(6)
STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND—CLASS I
Period Ended October 31, 2014(1)	$10.00	(0.11)		0.40		0.29	(6)
STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND—CLASS M
Period Ended October 31, 2014(1)	$10.00	(0.12)		0.41		0.29
STONE RIDGE INTERNATIONAL MASTER VARIANCE RISK PREMIUM FUND—CLASS I
Period Ended October 31, 2014(1)	$10.00	0.34	(3)	(0.24)	(3)	0.09	(3)
STONE RIDGE INTERNATIONAL MASTER VARIANCE RISK PREMIUM FUND—CLASS M
Period Ended October 31, 2014(1)	$10.00	0.32	(3)	(0.24)	(3)	0.07	(3)(6)
(1)	The Fund commenced operations on February 11, 2014.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Per share amounts only include income and expenses of the International Master Variance Risk Premium Fund which are shown on the Fund’s Statement of Operations. Amounts do not include the Fund’s proportionate share of the income and expenses of the underlying investor funds.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes redemption fees of less than $0.01 per share.

The accompanying footnotes are an integral part of these financial statements.

54	Stone Ridge Funds	Annual Report	October 31, 2014

Financial Highlights	October 31, 2014

							SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate

—	(0.19)	(0.16)	(0.35)	$9.70	0.47%	(4)	$59,551	2.16%	(5)	1.75%	(5)	(2.12%	)(5)	(1.71%	)(5)	70.35%	(4)

—	(0.19)	(0.16)	(0.35)	$9.69	0.36%	(4)	$18,795	2.35%	(5)	1.90%	(5)	(2.31%	)(5)	(1.86%	)(5)	70.35%	(4)

—	(0.34)	(0.01)	(0.35)	$9.95	3.05%	(4)	$36,142	2.41%	(5)	1.80%	(5)	(2.07%	)(5)	(1.46%	)(5)	229.94%	(4)

—	(0.34)	(0.01)	(0.35)	$9.94	2.95%	(4)	$3,702	2.84%	(5)	1.95%	(5)	(2.50%	)(5)	(1.61%	)(5)	229.94%	(4)

(0.24)	—	(0.10)	(0.34)	$9.76	0.92%	(4)	$5,971	0.82%	(5)	0.25%	(5)	4.20%	(5)	4.77%	(5)	21.41%	(4)

(0.22)	—	(0.10)	(0.32)	$9.76	0.82%	(4)	$19,533	0.98%	(5)	0.40%	(5)	3.93%	(5)	4.51%	(5)	21.41%	(4)

The accompanying footnotes are an integral part of these financial statements.

Stone Ridge Funds	Annual Report	October 31, 2014	55

Notes to Financial Statements	October 31, 2014

1. Organization

Stone Ridge Trust (the “Trust”) was organized as a Delaware statutory trust on September 28, 2012, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company issuing shares in multiple series, each series representing a distinct portfolio with its own investment objectives and policies. As of October 31, 2014, the Trust consisted of eight series (the “Funds”): the Stone Ridge Reinsurance Risk Premium Fund (the “Reinsurance Fund”), the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Fund”, together with the Reinsurance Fund the “Reinsurance Funds”), the Stone Ridge U.S. Variance Risk Premium Fund (the “U.S. VRP Fund”), the Stone Ridge U.S. Small Cap Variance Risk Premium Fund (the “U.S. Small Cap VRP Fund”, together with the U.S. VRP Fund, the “U.S. VRP Funds”), the Stone Ridge U.S. Master Variance Risk Premium Fund (the “U.S. Master VRP Fund”, together with the U.S. VRP Funds, the “U.S. VRP Portfolio of Funds”), the Stone Ridge International Developed Markets Variance Risk Premium Fund (the “International Developed Markets VRP Fund”), the Stone Ridge Emerging Markets Variance Risk Premium Fund (the “Emerging Markets VRP Fund”, together with the International Developed Markets VRP Fund, the “International VRP Funds”), and the Stone Ridge International Master Variance Risk Premium Fund (the “International Master VRP Fund”, together with the International VRP Funds, the “International VRP Portfolio of Funds”) . The Reinsurance Funds commenced operations on February 1, 2013. The U.S. VRP Funds commenced operations on May 1, 2013. The U.S. Master VRP Fund commenced operations on May 22, 2013. The International VRP Portfolio of Funds commenced operations on February 11, 2014. The Funds each offer two classes of shares to investors: Class I shares, with no front-end or back-end sales charges, and no 12b-1 fees; and the Class M Shares, with no front-end or back-end sales charges, and a 0.15% 12b-1 fee. The Reinsurance Funds, the U.S. VRP Funds, and the Master VRP Fund do not charge redemption fees, while the International VRP Portfolio of Funds does charge redemption fees. There are an unlimited number of authorized shares.

The investment objective of the Reinsurance Funds is to seek a high level of total return consisting of income and capital appreciation. The Reinsurance Funds seek to achieve this objective by investing in event-linked bonds, Quota Share Notes and, to a lesser extent, event-linked swaps, equity securities and derivatives of equity securities of companies in the reinsurance industry. The investment objective of the U.S. VRP Portfolio of Funds is long-term capital appreciation. The U.S. VRP Fund seeks to achieve this investment objective by creating exposure to U.S. securities through writing (selling) call and put options on those equities. The U.S. Small Cap VRP Fund seeks to achieve this investment objective by creating exposure to U.S. small-cap securities by writing (selling) call and put options on U.S. small cap securities. The U.S. Master VRP Fund seeks to achieve its investment objective by investing in the U.S. VRP Funds. The investment objective of the International VRP Portfolio of Funds is long-term appreciation. The International Developed Markets VRP Fund seeks to achieve this objective by writing (selling) call and put options related to Developed Markets securities. The Emerging Markets VRP Fund seeks to achieve this objective by writing (selling) call and put options related to Emerging Markets securities. The International Master VRP Fund seeks to achieve its investment objective by investing in the International VRP Funds.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Investment Valuation and Fair Value Measurement In determining the net asset value (“NAV”) of the Funds’ shares, securities which are traded on a domestic national stock exchange are valued at the last sale price each day on the securities exchange on which the securities are primarily traded. Securities traded principally on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. Exchange-traded securities for which there were no transactions are valued at the mean between the closing bid and asked prices. Non-exchange traded equity securities are valued at the mean price in the over-the-counter market. If a non-exchange traded equity does not trade on a particular day, the mean between the closing bid and asked prices is used.

Investments in open-end mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the Trust. Investments in closed-end mutual funds are valued at the last sale price on the exchange on which the shares are primarily traded.

Futures contracts are valued at the settlement price on the exchange on which they are primarily traded.

56	Stone Ridge Funds	Annual Report	October 31, 2014

Notes to Financial Statements	October 31, 2014

Debt securities with a remaining maturity in excess of 60 days, including corporate debt securities and municipal debt securities, collateralized mortgage obligations, loans, and other asset backed securities are valued daily using the mean between the closing bid and asked prices provided by either a pricing service or two independent brokers. Debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates fair value.

Event-linked bonds (catastrophe bonds) are valued using average firm bids from at least two independent brokers or at least one firm bid from an independent market maker. In the event that the Trust’s pricing vendor is unable to provide two independent broker firm bids or a market maker firm bid for event-linked bonds the Adviser will use an indicative price or firm bid as the price of the security (or average, if multiple such prices) provided that the Adviser Valuation Committee (the “Committee”) (comprised of officers of the Adviser and established pursuant to the policies and procedures adopted by the Board) determines that the indicative price or firm bid is reasonable. The Committee will use internal and/or independent external models to generate marks for the security. If the internal and/or independent external marks are within a predetermined range of the indicative price or firm bid, then the Committee may deem the indicative price or firm bid as reasonable. If the pricing sources above are not available, the Adviser Valuation Committee will fair value the security pursuant to procedures approved by the Board of Trustees. Event-linked bonds are valued on a weekly basis and on the last business day of each month. The Adviser monitors event-linked bonds daily for significant events that could affect the value of these investments.

Participation Notes and Preference Shares (“Quota Shares”) and private fund units are valued using at least one firm bid from an independent market maker. In the event that the Trust’s pricing vendor is unable to provide a market maker firm bid for Quota Shares, the Adviser will use an indicative price or firm bid as the price of the security (or average, if multiple such prices) provided that the Adviser Valuation Committee determines that the indicative price or firm bid is reasonable. The committee will use internal and/or independent external models to generate marks for the security. If the internal and/or independent external marks are within a predetermined range of the indicative price or firm bid, then the Adviser Valuation Committee may deem the indicative price or firm bid as reasonable. If the pricing sources above are not available, the Adviser Valuation Committee will fair value the security pursuant to procedures approved by the Board of Trustees. Quota shares and private fund units are valued on a weekly basis and on the last business day of each month. The Advisor monitors Quota shares and private fund units daily for significant events that could affect the value of these investments.

If market values are not readily available (including in cases where available market quotations are deemed to be unreliable or infrequent), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board (“fair value pricing”). In these circumstances, the Funds determine fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate as further described below. The Committee has the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board. For purposes of determining fair value of securities, the Committee may use (or make use of) a variety of valuation methodologies, including, without limitation: (i) mathematical techniques that refer to the prices of similar or related securities; (ii) a percentage increase or decrease across all securities of a region, country or industry affected by a significant event; (iii) a multiple of earnings; (iv) a discount from market of a similar freely traded security; (v) the yield to maturity of debt securities; (vi) the recommendation of a pricing service; (vii) a single broker’s (or insurance company’s) quote; (viii) recent primary and/or secondary market transactions that the Funds believe to be comparable; (ix) modeling or development of events; or (x) any combination of the above. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Domestic exchange-traded options are generally valued at the mean of their highest bid and lowest ask, taken across all exchanges where the options are traded. Over the counter domestic options not traded on an exchange are valued at the mean of the bid and asked quotations. Foreign options are valued at the settlement price on the exchange on which they are primarily traded.

Stone Ridge Funds	Annual Report	October 31, 2014	57

Notes to Financial Statements	October 31, 2014

Trading in securities on non-North American securities exchanges normally is completed before the calculation of the Funds’ NAV. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the New York Stock Exchange (“NYSE”), or may take place on days on which there is no regular trading on the NYSE. Similarly, the Funds may hold securities traded in domestic markets where the market may close early on a given day prior to calculation of the Funds’ NAV. Events affecting the value of such securities held by the Funds that occur between the close of trading in the security and the close of trading on the NYSE normally will not be reflected in the Funds’ calculation of the NAV. Significant events will be closely monitored, and where it is determined that an adjustment should be made to the security’s value because significant interim events may materially affect the value of the security, the security will be priced at its fair value in accordance with the procedures approved by the Trustees.

In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds will monitor the index futures market associated with that foreign country. If the index futures, which are continuously traded, fluctuate by more than a predetermined range between the time of the closing of the equity or options exchange and the closing of the NYSE, the Funds may use fair valuation in accordance with the procedures approved by the Trustees.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and firm bids from brokers or market makers which are not publically available;

Level 3: Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

58	Stone Ridge Funds	Annual Report	October 31, 2014

Notes to Financial Statements	October 31, 2014

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the reporting period. The following tables summarize the inputs used to value the Funds’ investments as of October 31, 2014.

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Stone Ridge Reinsurance Risk Premium Fund
Assets
Event-Linked Bonds
Europe	$—	$19,039,634	$—	$19,039,634
Global	—	118,792,556	2,903,568	121,696,124
Japan	—	22,245,113	—	22,245,113
Mexico	—	8,579,743	—	8,579,743
Turkey	—	17,990,100	—	17,990,100
United States	—	444,098,489	1,483,040	445,581,529
Total Event-Linked Bonds	—	630,745,635	4,386,608	635,132,243
Participation Notes (Quota Shares) (1)	—	—	97,064,639	97,064,639
Preference Shares (Quota Shares) (1)	—	—	50,275,537	50,275,537
Money Market Funds	4,449,770	—	—	4,449,770

Total Assets	$4,449,770	$630,745,635	$151,726,784	$786,922,189
Other Financial Instruments*
Futures	$298,331	$—	$—	$298,331

Total	$298,331	$—	$—	$298,331

Stone Ridge High Yield Reinsurance Risk Premium Fund
Assets
Event-Linked Bonds
Europe	$—	$1,394,989	$—	$1,394,989
Global	—	50,400,048	1,292,148	51,692,196
Mexico	—	6,326,857	—	6,326,857
United States	—	201,833,326	424,320	202,257,646
Total Event-Linked Bonds	—	259,955,220	1,716,468	261,671,688
Participation Notes (Quota Shares) (1)	—	—	42,288,327	42,288,327
Preference Shares (Quota Shares) (1)	—	—	24,526,978	24,526,978
Money Market Funds	2,795,604	—	—	2,795,604

Total Assets	$2,795,604	$259,955,220	$68,531,773	$331,282,597
Stone Ridge U.S. Variance Risk Premium Fund
Assets
Common Stocks (1)	$73,418,341	$—	$—	$73,418,341
Real Estate Investment Trusts (1)	2,338,657	—	—	2,338,657
Investment Companies—Closed End (1)	11,864	—	—	11,864
Rights (1)	30	—	—	30
Money Market Funds	88,844	—	—	88,844
U.S. Treasury Bills	—	343,348,007	—	343,348,007

Total Assets	$75,857,736	$343,348,007	$—	$419,205,743
Liabilities
Written Options	$—	$1,702,758	$—	$1,702,758

Total Liabilities	$—	$1,702,758	$—	$1,702,758

Stone Ridge Funds	Annual Report	October 31, 2014	59

Notes to Financial Statements	October 31, 2014

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Stone Ridge U.S. Small Cap Variance Risk Premium Fund
Assets
Common Stocks (1)	$3,531,679	$—	$—	$3,531,679
Contingent Value Rights (1)	—	—	11,689	11,689
Money Market Funds	135,942	—		135,942
U.S. Treasury Bills	—	126,798,893	—	126,798,893

Total Assets	$3,667,621	$126,798,893	$11,689	$130,478,203
Liabilities
Written Options	$—	$655,240	$—	$655,240

Total Liabilities	$—	$655,240	$—	$655,240

Stone Ridge U.S. Master Variance Risk Premium Fund (2)
Assets
Investment Companies—Open End	$272,930,404	$—	$—	$272,930,404

Total Assets	$272,930,404	$—	$—	$272,930,404

Stone Ridge International Developed Markets Variance Risk Premium Fund
Assets
Common Stocks (1)	$836,005	$—	$—	$836,005
Money Market Funds	51,873,977	—		51,873,977
U.S. Treasury Bills	—	24,999,867	—	24,999,867

Total Assets	$52,709,982	$24,999,867	$—	$77,709,849
Liabilities
Written Options	$588,289	$255	$110,752	$699,296

Total Liabilities	$588,289	$255	$110,752	$699,296

Stone Ridge Emerging Markets Variance Risk Premium Fund (2)
Assets
Common Stocks (1)	$730,365	$—	$—	$730,365
Preferred Stock (1)	35,836	—	—	35,836
Money Market Funds	33,146	—	—	33,146
U.S. Treasury Bills	—	39,449,686	—	39,449,686

Total Assets	$799,347	$39,449,686	$—	$40,249,033
Liabilities
Written Options	$—	$283,734	$—	$283,734

Total Liabilities	$—	$283,734	$—	$283,734
Stone Ridge International Master Variance Risk Premium Fund (2)
Assets
Investment Companies—Open End	$25,506,034	$—	$—	$25,506,034
Money Market Funds	75,931	—		75,931

Total Assets	$25,581,965	$—	$—	$25,581,965

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. These instruments are reflected at the unrealized appreciation on the instrument.
(1)	For further security characteristics, see the Funds’ Schedules of Investments.
(2)	The Fund measures Level 3 activity as of the beginning and end of each financial reporting period. For the period ended October 31, 2014, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant inputs (Level 3 securities) were used in determining fair value is not applicable.

60	Stone Ridge Funds	Annual Report	October 31, 2014

Notes to Financial Statements	October 31, 2014

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

	STONE RIDGE REINSURANCE RISK PREMIUM FUND			STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
	EVENT- LINKED BONDS	PARTICIPATION NOTES (QUOTA SHARES)	PREFERENCE SHARES (QUOTA SHARES)	EVENT- LINKED BONDS	PARTICIPATION NOTES (QUOTA SHARES)	PREFERENCE SHARES (QUOTA SHARES)
Beginning Balance—November 1, 2013	$—	$79,736,800	$2,494,350	$—	$31,783,200	$831,450
Acquisitions	4,318,000	48,914,000	42,083,880	1,695,000	22,336,000	21,088,115
Dispositions	—	(35,750,000)	—	—	(14,250,000)	—
Realized gains	—	38,859	—	—	15,489	—
Realized losses	—	—	—	—	—	—
Returns of capital	—	—	(239,806)	—	—	(173,030)
Change in unrealized appreciation	68,608	4,124,980	5,937,113	21,468	2,403,638	2,780,443
Transfers in/(out) of Level 3	—	—	—	—	—	—
Ending Balance—October 31, 2014	$4,386,608	$97,064,639	$50,275,537	$1,716,468	$42,288,327	$24,526,978

	STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND	STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND		STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND(1)
	RIGHTS	RIGHTS	CONTINGENT VALUE RIGHTS	OPTIONS
Beginning Balance—November 1, 2013	$8,640	$21,600	$—	$—
Acquisitions	—	—	11,689	286,890
Dispositions	(8,640)	(21,600)	—	—
Realized gains	—	—	—	—
Realized losses	—	—	—	—
Change in unrealized appreciation (depreciation)	—	—	—	(176,138)
Transfers in/(out) of Level 3	—	—	—	—
Ending Balance—October 31, 2014	$—	$—	$11,689	$110,752

(1)	Inception date was February 11, 2014 for the International Developed Markets Variance Risk Premium Fund.

The change in unrealized appreciation (depreciation) on positions still held in the Reinsurance Risk Premium Fund, High Yield Reinsurance Risk Premium Fund, U.S Small Cap Variance Risk Premium Fund and the International Developed Markets Variance Risk Premium Fund were $10,169,560, $5,221,038, $11,689, and $(176,138), respectively.

Unobservable inputs included original transaction price, losses from severe weather events, and changes in market risk spread of comparable securities (including catastrophe bonds with similar risk profiles). Significant increases in the market risk spread of comparable instruments or severe weather losses in isolation would result in a significantly lower fair value measurement. A high amount of loss from severe weather may also increase market risk spreads. Quota Shares are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of October 31, 2014.

Stone Ridge Funds	Annual Report	October 31, 2014	61

Notes to Financial Statements	October 31, 2014

Reinsurance Risk Premium Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 10/31/14	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE
Participation Notes (Quota Shares)	Financial Services	$37,129,822	Insurance industry loss models	Estimated Losses: Estimated Premium Earned:	46,000-4,090,000 1,011,000-12,109,000

Preference Shares (Quota Shares)	Financial Services	$50,275,537	Insurance industry loss models	Estimated Losses: Estimated Premium Earned:	16,000-1,855,000 412,000-7,023,000

High Yield Reinsurance Risk Premium Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 10/31/14	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE
Participation Notes (Quota Shares)	Financial Services	$18,398,225	Insurance industry loss models	Estimated Losses: Estimated Premium Earned:	837,000-2,510,000 4,458,000-7,430,000

Preference Shares (Quota Shares)	Financial Services	$24,526,978	Insurance industry loss models	Estimated Losses: Estimated Premium Earned:	16,000-799,000 243,000-2,083,000

The Level 3 securities held in the Reinsurance Risk Premium Fund and the High Yield Reinsurance Risk Premium Fund not listed above were priced using an indicative bid.

Derivative Transactions — The Reinsurance Risk Premium Fund, U.S. VRP Funds and the International VRP Funds engaged in derivatives and hedging activities during the period ended October 31, 2014. The use of derivatives included options and futures contracts. Further information regarding derivative activity for each Fund can be found in the Schedule of Investments.

Futures Contracts — The Reinsurance Risk Premium Fund, U.S. VRP Funds and the International VRP Funds may purchase and sell futures contracts. The Reinsurance Risk Premium Fund, U.S. VRP Funds and the International Developed Markets VRP Fund held futures contracts during the period ended October 31, 2014. The U.S. VRP Funds and the International Developed Markets VRP Fund use futures contracts to maintain appropriate equity market exposure. The Reinsurance Risk Premium Fund uses futures contracts to hedge the currency exposure of assets denominated in foreign currencies. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, a Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund as unrealized gains and losses. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

62	Stone Ridge Funds	Annual Report	October 31, 2014

Notes to Financial Statements	October 31, 2014

The average notional amount of futures contracts during the period ended October 31, 2014, were as follows:

	Reinsurance Risk Premium Fund	U.S. VRP Fund	U.S. Small Cap VRP Fund	International Developed Markets VRP Fund
Long futures contracts
Equity index contracts	$—	$—	$—	$—
Total long futures contracts	$—	$—	$—	$—
Short futures contracts
Foreign exchange contracts	$3,696,346	$—	$—	$—
Equity index contracts	$—	$2,020,385	$—	$—
Total short futures contracts	$3,696,346	$2,020,385	$—	$—

Options — The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. The U.S. VRP Funds and the International VRP Funds wrote call or put options during the period ended October 31, 2014. The Funds write put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Funds since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Funds pay when purchasing a call option or receive when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

The U.S. VRP Funds and the International VRP Funds engaged in options during the period ended October 31, 2014. The average market value of written options for the period ended October 31, 2014, were as follows:

	U.S. VRP FUND	U.S. SMALL CAP VRP FUND	INTERNATIONAL DEVELOPED MARKETS VRP FUND	EMERGING MARKETS VRP FUND
Written Options	$1,293,506	$707,828	$739,290	$311,286

Transactions in purchased options during the period ended October 31, 2014 were as follows:

	U.S. VARIANCE RISK PREMIUM FUND
Call Options	NOTIONAL AMOUNT	CONTRACTS
Outstanding, beginning of period	$—	—
Options purchased	33,100	6
Options terminated in closing transactions	—	—
Options exercised	(6,900)	(2)
Options expired	(26,200)	(4)

Outstanding, end of period	$—	—

Stone Ridge Funds	Annual Report	October 31, 2014	63

Notes to Financial Statements	October 31, 2014

	EMERGING MARKETS VARIANCE RISK PREMIUM FUND
Call Options	NOTIONAL AMOUNT	CONTRACTS
Outstanding, Beginning of period	$—	$—
Options purchased	660,600	166
Options terminated in closing transactions	(335,400)	(78)
Options exercised	(43,000)	(20)
Options expired	(282,200)	(68)

Outstanding, end of period	$—	$—

The U.S. Small Cap Variance Risk Premium Fund and International Developed Markets VRP Fund did not transact in purchased options during the period ended October 31, 2014.

Transactions in options written during the periods ended October 31, 2014 were as follows:

	U.S. VARIANCE RISK PREMIUM FUND		U.S. SMALL CAP VARIANCE RISK PREMIUM FUND
Call Options	CONTRACTS	PREMIUMS	CONTRACTS	PREMIUMS
Outstanding, Beginning of year	6,801	$109,613	42	$13,458
Options written	231,334	5,475,059	2,646	603,910
Options terminated in closing transactions	(27,040)	(1,430,615)	(784)	(210,209)
Options exercised	(9,313)	(510,040)	(518)	(145,552)
Options expired	(198,873)	(3,563,595)	(1,351)	(257,584)

Outstanding, end of year	2,909	$80,422	35	$4,023

	INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND		EMERGING MARKETS VARIANCE RISK PREMIUM FUND
Call Options	CONTRACTS	PREMIUMS	CONTRACTS	PREMIUMS
Outstanding, Beginning of period(1)	—	$—	—	$—
Options written	1,100	31,793	1,913	26,309
Options terminated in closing transactions	(10)	(19,433)	(320)	(10,427)
Options exercised	(79)	(1,031)	(104)	(1,162)
Options expired	(996)	(11,070)	(1,485)	(14,680)

Outstanding, end of period	15	$259	4	$40

	U.S. VARIANCE RISK PREMIUM FUND		U.S. SMALL CAP VARIANCE RISK PREMIUM FUND
Put Options	CONTRACTS	PREMIUMS	CONTRACTS	PREMIUMS
Outstanding, Beginning of year	1,591	$1,149,873	944	$351,773
Options written	282,647	227,103,235	188,083	136,764,816
Options terminated in closing transactions	(251,988)	(207,967,261)	(149,138)	(117,683,139)
Options exercised	(2,965)	(1,409,856)	(12,562)	(5,585,197)
Options expired	(27,696)	(17,005,747)	(26,287)	(12,916,916)

Outstanding, end of year	1,589	$1,870,244	1,040	$931,337

64	Stone Ridge Funds	Annual Report	October 31, 2014

Notes to Financial Statements	October 31, 2014

	INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND		EMERGING MARKETS VARIANCE RISK PREMIUM FUND
Put Options	CONTRACTS	PREMIUMS	CONTRACTS	PREMIUMS
Outstanding, beginning of period(1)	—	$—	—	$—
Options written	93,814	51,888,967	664,589	20,732,976
Options terminated in closing transactions	(79,002)	(47,877,591)	(540,796)	(17,361,906)
Options exercised	(2,477)	(902,409)	(182)	(12,954)
Options expired	(11,258)	(2,228,507)	(114,588)	(3,052,628)

Outstanding, end of period	1,077	$880,460	9,023	$305,488

(1)	The International Developed Markets Variance Risk Premium Fund and the Emerging Markets Variance Risk Premium Fund commenced operations on February 11, 2014.

Balance Sheet — Values of Derivatives at October 31, 2014

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
	BALANCE SHEET LOCATION	FAIR VALUE	BALANCE SHEET LOCATION	FAIR VALUE

Reinsurance Risk Premium Fund
	Variation margin on futures contracts	$132,000	N/A	N/A

Total		$132,000		$—

U.S. VRP Fund
	N/A	N/A	Options written, at Fair Value	$1,702,758

Total		$—		$1,702,758

U.S. Small Cap VRP Fund
	N/A	N/A	Options written, at Fair Value	$655,240

Total		$—		$655,240

International Developed Markets VRP Fund
	N/A	N/A	Options written, at Fair Value	$699,296

Total		$—		$699,296

Emerging Markets VRP Fund
	N/A	N/A	Options written, at Fair Value	$283,734

Total		$—		$283,734

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended October 31, 2014:

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES TRANSACTIONS
	FOREIGN EXCHANGE FUTURES CONTRACTS	EQUITY INDEX FUTURES CONTRACTS	PURCHASED OPTIONS	WRITTEN OPTIONS	TOTAL
Reinsurance Risk Premium Fund	$818,062	$—	$—	$—	$818,062
U.S. Variance Risk Premium Fund	—	363,505	(8)	22,685,937	23,049,434
U.S. Small Cap Variance Risk Premium Fund	—	(37,658)	—	4,812,851	4,775,193
International Developed Markets Variance Risk Premium Fund	—	300,480	—	868,652	1,169,132
Emerging Markets Variance Risk Premium Fund	—	(23,462)	(4,865)	1,325,599	1,297,272

Stone Ridge Funds	Annual Report	October 31, 2014	65

Notes to Financial Statements	October 31, 2014

CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES TRANSACTIONS
	FOREIGN EXCHANGE FUTURES CONTRACTS	EQUITY INDEX FUTURES CONTRACTS	PURCHASED OPTIONS	WRITTEN OPTIONS	TOTAL
Reinsurance Risk Premium Fund	$298,331	$—	$—	$—	$298,331
U.S. Variance Risk Premium Fund	—	11,423	—	(531,282)	(519,859)
U.S. Small Cap Variance Risk Premium Fund	—	—	—	197,554	197,554
International Developed Markets Variance Risk Premium Fund	—	—	—	180,103	180,103
Emerging Markets Variance Risk Premium Fund	—	—	—	21,794	21,794

(b) Offsetting on the Statement of Assets and Liabilities In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). This disclosure requirement is intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclosure both gross and net information about both instruments and transactions eligible for offset on the Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, the FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-1”), specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirement is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities lending transactions. These agreements specify collateral posting arrangements. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under an agreement with a counterparty in a given account exceeds a specified threshold.

The Funds adopted the disclosure requirement on netting for the current reporting period. The Funds are not subject to any Master Netting Arrangements, therefore no additional disclosure is required.

(c) Use of Estimates The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(d) Indemnifications In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

(e) Federal Income Taxes The Funds intend to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(f) Event-Linked Bonds Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category. The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds. In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) or caused a certain amount of actual or modeled loss. If the trigger event(s) occurs prior to a bond’s maturity, the Funds may lose all or a portion of its principal and forgo additional interest payments. In this regard, event-linked bonds typically have a special condition that states that if the issuer (i.e., an insurance or reinsurance company) suffers a loss from a particular pre-defined catastrophe, then the issuer’s obligation to pay interest and/or repay the principal is either deferred or completely forgiven. For example, if a Fund holds a bond which covers an insurer’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or

66	Stone Ridge Funds	Annual Report	October 31, 2014

Notes to Financial Statements	October 31, 2014

more in losses to such insurer, then the Fund will lose all or a portion of its principal invested in the bond and forgo any future interest payments. If the trigger event(s) does not occur, the Fund will recover its principal plus interest. Interest typically accrues and is paid on a quarterly basis. Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond. The Funds may invest in event-linked bonds directly or indirectly through certain derivative instruments. Event-linked swaps are derivative instruments that are typically contingent, or formulaically related to defined trigger events. Trigger events include hurricanes, earthquakes and weather-related phenomena.

(g) Quota Shares Quota shares are a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage. For example, under a 20% quota-share agreement, a special purpose vehicle (“SPV”) would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the Fund, as holder of a Quota Share Note issued by the SPV, would be entitled to its pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims up to the total amount invested.

(h) Distributions to Shareholders The Funds intend to distribute to their shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on ex-dividend date. The Funds each may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from generally accepted accounting principles.

(i) Foreign Securities and Currency Transactions The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held and it is reported as realized gains on currency translation and change in unrealized appreciation on foreign currency related items on the Funds’ statement of operations.

The Reinsurance Funds may invest in event-linked securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of event-linked security issuers are domiciled outside the United States, the Reinsurance Funds will normally invest significant amounts of their assets in non-U.S. entities. Certain SPVs in which the Funds invest may be sponsored by non-U.S. ceding insurers that are not subject to the same regulation as that to which U.S. ceding insurers are subject. Such SPVs may pose a greater risk of loss, for example due to less stringent underwriting and/or risk-retention requirements. The Reinsurance Funds’ investments consist primarily of event-linked bonds which provide the Reinsurance Funds with contractual rights under the terms of the bond issuance. While the contractual rights of event-linked bonds issued are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by factors not present in the U.S., including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the U.S. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the U.S., which could affect the liquidity of the Reinsurance Funds’ assets.

The International VRP Funds invest primarily in foreign issued securities. Investments in foreign (non-U.S.) issuers involve risks not generally associated with investment in the securities of the U.S. companies, including risks relating to political, social and economic developments affecting issuers located in foreign countries and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currency exchange rates and regulations, or foreign withholding taxes. Investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of the U.S. issuers.

If the Funds invest in foreign issuers by purchasing American Depositary Receipts “ADRs” (dollar-denominated depositary receipts issued generally by banks and representing the deposit with the bank of a security of a non-U.S.

Stone Ridge Funds	Annual Report	October 31, 2014	67

Notes to Financial Statements	October 31, 2014

issuer; ADRs are publicly traded on exchanges or over-the counter in the United States), the Funds are exposed to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.

(j) Allocation of Income, Expenses, Gains/Losses Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each Fund are allocated daily to each share class based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated based on average net assets, with the exception of 12b-1 fees, which are expensed at 0.15% of average daily net assets of the Class M shares.

(k) Other Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day.

(l) Restricted Securities The Funds may invest a substantial portion of their assets in securities that are restricted, but eligible for purchase and sale by certain qualified buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be deemed illiquid.

(m) REIT Distributions The character of distributions received from real estate investment trusts (“REITs”) held by the Funds is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusted related investment cost basis, capital gains and income, as necessary.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made since the Funds have elected to be taxed as Regulated Investment Companies and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to Regulated Investment Companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or net asset value per share.

For the period ended October 31, 2014, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

	UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)	ACCUMULATED NET REALIZED GAIN/(LOSS)	PAID IN CAPITAL
Reinsurance Risk Premium Fund	$3,163,983	$(3,163,983)	$—
High Yield Reinsurance Risk Premium Fund	1,175,555	(1,175,555)	—
U.S. VRP Fund	871,242	(871,242)	—
U.S. Small Cap VRP Fund	322,587	(322,587)	—
U.S. Master VRP Fund	1,190,782	(1,190,782)	—
International Developed Markets VRP Fund	(136,909)	153,037	(16,128)
Emerging Markets VRP Fund	14,796	—	(14,796)
International Master VRP Fund	26,243	(17,054)	(9,189)

68	Stone Ridge Funds	Annual Report	October 31, 2014

Notes to Financial Statements	October 31, 2014

These differences primarily relate to foreign currency gains/losses, investments in passive foreign investment companies (“PFICs”), 1256 options contracts, REIT adjustments and net operating losses.

As of October 31, 2014, the components of accumulated earnings (losses) for income tax purposes were as follows:

	REINSURANCE RISK PREMIUM FUND	HIGH YIELD REINSURANCE RISK PREMIUM FUND	U.S. VRP FUND	U.S. SMALL CAP VRP FUND	U.S. MASTER VRP FUND	INTERNATIONAL DEVELOPED MARKETS VRP FUND	EMERGING MARKETS VRP FUND	INTERNATIONAL MASTER VRP FUND
Tax cost of Investments	$786,237,249	$330,974,985	$407,379,942	$129,842,690	$268,525,163	$77,722,939	$40,226,949	$25,954,348
Unrealized Appreciation	38,765,272	18,433,103	13,711,921	910,233	6,413,162	33,228	90,605	262,221
Unrealized Depreciation	(38,080,332)	(18,125,491)	(1,886,120)	(274,720)	(2,007,921)	(46,318)	(68,521)	(634,604)
Net unrealized appreciation (depreciation)	684,940	307,612	11,825,801	635,513	4,405,241	(13,090)	22,084	(372,383)
Undistributed ordinary income	40,015,090	17,900,892	—	—	—	—	—	—
Undistributed long-term gains	—	—	5,922,783	—	5,555,443	—	—	—
Total undistributable earnings	40,015,090	17,900,892	5,922,783	—	5,555,443	—	—	—
Unrealized appreciation (depreciation)	684,940	307,612	11,825,801	635,513	4,405,241	(13,090)	22,084	(372,383)
Other accumulated gain/(loss)	2,980,090	1,238,707	(4,907,426)	(1,950,356)	—	(1,239,101)	(356,569)	—
Total accumulated earnings	$43,680,120	$19,447,211	$12,841,158	$(1,314,843)	$9,960,684	$(1,252,191)	$(334,485)	$(372,383)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to mark-to-market adjustments on PFICs, wash sales, and return of capital from underlying investments.

The tax character of distributions paid during the period ended October 31, 2014 was as follows:

	ORDINARY INCOME	LONG TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
Reinsurance Risk Premium Fund	$32,322,188	$—	$—	$32,322,188
High Yield Reinsurance Risk Premium Fund	15,946,420	—	—	15,946,420
U.S. VRP Fund	11,465,960	18,337,807	—	29,803,767
U.S. Small Cap VRP Fund	1,248,628	7,574,243	1,855,724	10,678,595
U.S. Master VRP Fund	5,267,297	7,266,372	—	12,533,669
International Developed Markets VRP Fund	1,366,795	115,567	1,234,422	2,716,784
Emerging Markets VRP Fund	1,336,027	—	37,668	1,373,695
International Master VRP Fund	566,265	25,017	242,263	833,545

The tax character of distributions paid during the period ended October 31, 2013 was as follows:

	ORDINARY INCOME	LONG TERM CAPITAL GAIN	TOTAL
Reinsurance Risk Premium Fund	$4,275,606	$—	$4,275,606
High Yield Reinsurance Risk Premium Fund	2,774,240	—	2,774,240
U.S. VRP Fund	6,784,867	1,028,950	7,813,817
U.S. Small Cap VRP Fund	2,141,039	257,133	2,398,172
U.S. Master VRP Fund	4,118,227	584,201	4,702,428

Stone Ridge Funds	Annual Report	October 31, 2014	69

Notes to Financial Statements	October 31, 2014

At October 31, 2014 certain Funds have tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:

	SHORT-TERM	LONG-TERM	TOTAL
Reinsurance Risk Premium Fund	$(912,661)	$(307,860)	$(1,220,521)
High Yield Reinsurance Risk Premium Fund	(276,675)	(663,786)	(940,461)
U.S. VRP Fund	—	—	—
U.S. Small Cap VRP Fund	—	—	—
U.S. Master VRP Fund	—	—	—
International Developed Markets VRP Fund	—	—	—
Emerging Markets VRP Fund	—	—	—
International Master VRP Fund	—	—	—

To the extent that the Funds listed above may realize future net capital gains, those gains will be offset by any of their unused respective capital loss carryforwards.

At October 31, 2014 certain Funds deferred, on a tax basis, Late-Year Ordinary Losses. These losses are deemed to arise on November 1, 2014.

Reinsurance Risk Premium Fund	$—
High Yield Reinsurance Risk Premium Fund	—
U.S. VRP Fund	(4,551,921)
U.S. Small Cap VRP Fund	(1,665,187)
U.S. Master VRP Fund	—
International Developed Markets VRP Fund	(1,081,292)
Emerging Markets VRP Fund	(378,363)
International Master VRP Fund	—

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal period-end October 31, 2014, or for any other tax years which are open for exam. As of October 31, 2014 open tax years include the periods ended October 31, 2013 and 2014. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

4. Agreements

(a) Investment Advisory Agreement Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) is the investment adviser of the Funds. The Adviser was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Funds. The Adviser is responsible for all business activities and oversight of the investment decisions made for the Funds.

In return for providing management services to the Funds, each of the Reinsurance Funds pays the Adviser an annual fee of 1.50% of that Fund’s average daily net assets and each of the U.S. VRP Funds and International VRP Funds pays the Adviser an annual fee of 1.25% of that Fund’s average daily net assets. The U.S. Master VRP Fund and International Master VRP Fund do not pay an advisory fee to the Adviser.

Through March 1, 2016 for the Reinsurance Funds, U.S. VRP Funds, and the International VRP Portfolio of Funds, the Adviser has agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of certain Funds or Class thereof (excluding taxes, brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Funds’ business) solely to the extent necessary to limit the Funds’ total annual fund operating expenses to 2.00% for Class I shares and 2.15% for Class M shares of each of the Reinsurance Funds, 1.75% for the Class I and 1.90% for the

70	Stone Ridge Funds	Annual Report	October 31, 2014

Notes to Financial Statements	October 31, 2014

Class M shares of each of the U.S. VRP Funds and the International Developed Markets VRP Fund, 1.80% for the Class I and 1.95% for the Class M shares of the Emerging Markets VRP Fund, and 0.25% for the Class I and 0.40% for the Class M shares of the International Master VRP Fund. The Adviser shall be permitted to recover expenses attributable to a Fund or a Class thereof that the Adviser has borne in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Funds are not obligated to reimburse such expenses beyond three years from the end of the fiscal year in which the Adviser waived a fee or reimbursed an expense. Any such recovery by the Adviser will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement. As of October 31, 2014, the Adviser has waived and recouped fees as follows:

Fund	ADVISORY FEES WAIVED/ ORGANIZATIONAL EXPENSES PAID	RECOUPMENT OF PREVIOUSLY WAIVED FEES	REMAINING AMOUNT TO BE RECOUPED (EXPIRING OCTOBER 31, 2017)
Reinsurance Risk Premium Fund	$—	$87,972	$—
High Yield Reinsurance Fund	$—	$53,851	$—
U.S. Variance Risk Premium Fund	$—	$82,319	$—
U.S. Small Cap Variance Risk Premium Fund	$—	$19,755	$—
International Developed Markets VRP Fund	($331,097)	$103,830	$227,267
Emerging Markets VRP Fund	($210,066)	$38,884	$171,182
International Master VRP Fund	($124,910)	$20,433	$104,478

(b) Distributor Quasar Distributors, LLC (the “Distributor”) serves as the Funds’ distributor.

(c) Administrator, Custodian, and Transfer Agent The custodian to the Trust is U.S. Bank, N.A. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A.

5. Distribution Plan

The Funds pay fees to the Distributor, on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Class M shares (“distribution fees”) and/or in connection with personal services rendered to Class M shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to a Distribution and Servicing Plan (“12b-1 Plan”) adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act. The maximum annual rate at which the distribution and/or servicing fees may be paid under the 12b-1 Plan is 0.15% of each Fund’s average daily net assets attributable to the Class M Shares. Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

6. Offering Costs

Offering costs include state registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin. Offering costs are then amortized to expense over twelve months on a straight-line basis. These offering expenses were advanced by the Adviser, subject to potential recovery (see Note 4). The offering expenses incurred by the Reinsurance Risk Premium Fund, the High Yield Reinsurance Risk Premium Fund, the U.S. VRP Fund, the U.S. Small Cap VRP Fund, the U.S. Master VRP Fund, the International Developed Markets VRP Fund, the Emerging Markets VRP Fund, and the International Master VRP Fund are $232,208, $121,217, $157,094, $60,295, $153,963, $82,819, $47,985 and $50,685, respectively.

7. Related Parties

Certain officers of the Trust are also employees of the Adviser. The Officers, with the exception of a portion of the Chief Compliance Officer’s salary, are not compensated by the Trust.

Stone Ridge Funds	Annual Report	October 31, 2014	71

Notes to Financial Statements	October 31, 2014

8. Investment Transactions

The aggregate purchase and sales of securities (excluding short-term securities) by the Funds for the periods ended October 31, 2014 were as follows:

	REINSURANCE RISK PREMIUM FUND	HIGH YIELD REINSURANCE RISK PREMIUM FUND	U.S. VARIANCE RISK PREMIUM FUND	U.S. SMALL CAP VARIANCE RISK PREMIUM FUND	U.S. MASTER VARIANCE RISK PREMIUM FUND	INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND	EMERGING MARKETS VARIANCE RISK PREMIUM FUND	INTERNATIONAL MASTER VARIANCE RISK PREMIUM FUND
Purchases	$368,533,309	$157,712,112	$87,832,186	$1,359,901	$68,275,000	$1,189,589	$1,889,343	$31,623,584
Sales	106,543,195	42,977,769	90,933,263	1,590,991	16,600,000	346,017	1,164,385	5,500,000
U.S. Government Security Purchases	—	—	—	—	—	—	—	—
U.S. Government Security Sales	—	—	—	—	—	—	—	—

9. Capital Share Transactions

STONE RIDGE REINSURANCE RISK PREMIUM FUND - CLASS I(1)	PERIOD ENDED OCTOBER 31, 2014	PERIOD ENDED OCTOBER 31, 2013
Shares sold	21,744,252	35,772,624
Shares issued to holders in reinvestment of dividends	1,887,253	258,479
Shares redeemed	(6,303,261)	(1,253,076)
Net increase in shares	17,328,244	34,778,027
Shares outstanding:
Beginning of period	34,783,027	5,000
End of period	52,111,271	34,783,027

STONE RIDGE REINSURANCE RISK PREMIUM FUND - CLASS M(1)
Shares sold	10,528,344	16,523,843
Shares issued to holders in reinvestment of dividends	771,930	88,108
Shares redeemed	(4,110,882)	(2,107,346)
Net increase in shares	7,189,392	14,504,605
Shares outstanding:
Beginning of period	14,509,605	5,000
End of period	21,698,997	14,509,605

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND -CLASS I(1)
Shares sold	11,644,614	14,370,230
Shares issued to holders in reinvestment of dividends	1,051,284	167,119
Shares redeemed	(2,583,071)	(513,092)
Net increase in shares	10,112,827	14,024,257
Shares outstanding:
Beginning of period	14,029,257	5,000
End of period	24,142,084	14,029,257
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND CLASS M(1)
Shares sold	2,565,412	6,654,684
Shares issued to holders in reinvestment of dividends	311,953	60,174
Shares redeemed	(1,968,019)	(837,577)
Net increase in shares	909,346	5,877,281
Shares outstanding:
Beginning of period	5,882,281	5,000
End of period	6,791,627	5,882,281

72	Stone Ridge Funds	Annual Report	October 31, 2014

Notes to Financial Statements	October 31, 2014

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND - CLASS I(2)	PERIOD ENDED OCTOBER 31, 2014	PERIOD ENDED OCTOBER 31, 2013
Shares sold	6,915,733	25,475,332
Shares issued to holders in reinvestment of dividends	646,642	144,938
Shares redeemed	(3,730,450)	(344,614)
Net increase in shares	3,831,925	25,275,656
Shares outstanding:
Beginning of period	25,275,656	—
End of period	29,107,581	25,275,656

STONE RIDGE U.S. VARIANCE RISK PREMIUM FUND - CLASS M(2)
Shares sold	2,849,250	11,487,918
Shares issued to holders in reinvestment of dividends	735,260	232,877
Shares redeemed	(2,058,210)	(2,419,313)
Net increase in shares	1,526,300	9,301,482
Shares outstanding:
Beginning of period	9,301,482	—
End of period	10,827,782	9,301,482

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND - CLASS I(2)
Shares sold	3,834,238	9,554,813
Shares issued to holders in reinvestment of dividends	230,064	47,360
Shares redeemed	(1,977,591)	(159,260)
Net increase in shares	2,086,711	9,442,913
Shares outstanding:
Beginning of period	9,442,913	—
End of period	11,529,624	9,442,913

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND - CLASS M(2)
Shares sold	282,224	1,240,502
Shares issued to holders in reinvestment of dividends	105,624	20,956
Shares redeemed	(241,566)	(16,765)
Net increase in shares	146,282	1,244,693
Shares outstanding:
Beginning of period	1,244,693	—
End of period	1,390,975	1,244,693

STONE RIDGE U.S. MASTER VARIANCE RISK PREMIUM FUND - CLASS I(3)
Shares sold	1,858,331	14,088,631
Shares issued to holders in reinvestment of dividends	463,914	157,775
Shares redeemed	(708,181)	(175,709)
Net increase in shares	1,614,064	14,070,697
Shares outstanding:
Beginning of period	14,070,697	—
End of period	15,684,761	14,070,697

Stone Ridge Funds	Annual Report	October 31, 2014	73

Notes to Financial Statements	October 31, 2014

STONE RIDGE U.S. MASTER VARIANCE RISK PREMIUM FUND -CLASS M(3)	PERIOD ENDED OCTOBER 31, 2014	PERIOD ENDED OCTOBER 31, 2013
Shares sold	4,493,706	7,937,674
Shares issued to holders in reinvestment of dividends	342,740	126,487
Shares redeemed	(2,244,556)	(366,726)
Net increase in shares	2,591,890	7,697,435
Shares outstanding:
Beginning of period	7,697,435	—
End of period	10,289,325	7,697,435

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND - CLASS I(4)
Shares sold	6,492,042	—
Shares issued to holders in reinvestment of dividends	204,689	—
Shares redeemed	(558,362)	—
Net increase in shares	6,138,369	—
Shares outstanding:
Beginning of period	—	—
End of period	6,138,369	—

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND - CLASS M(4)
Shares sold	1,997,111	—
Shares issued to holders in reinvestment of dividends	63,894	—
Shares redeemed	(122,276)	—
Net increase in shares	1,938,729	—
Shares outstanding:
Beginning of period	—	—
End of period	1,938,729	—

STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND - CLASS I(4)
Shares sold	3,774,642	—
Shares issued to holders in reinvestment of dividends	121,962	—
Shares redeemed	(262,844)	—
Net increase in shares	3,633,760	—
Shares outstanding:
Beginning of period	—	—
End of period	3,633,760	—

STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND -CLASS M(4)
Shares sold	373,527	—
Shares issued to holders in reinvestment of dividends	9,527	—
Shares redeemed	(10,491)	—
Net increase in shares	372,563	—
Shares outstanding:
Beginning of period	—	—
End of period	372,563	—

74	Stone Ridge Funds	Annual Report	October 31, 2014

Notes to Financial Statements	October 31, 2014

STONE RIDGE INTERNATIONAL MASTER VARIANCE RISK PREMIUM FUND - CLASS I(4)	PERIOD ENDED OCTOBER 31, 2014	PERIOD ENDED OCTOBER 31, 2013
Shares sold	663,588	—
Shares issued to holders in reinvestment of dividends	17,910	—
Shares redeemed	(69,966)	—
Net increase in shares	611,532	—
Shares outstanding:
Beginning of period	—	—
End of period	611,532	—

STONE RIDGE INTERNATIONAL MASTER VARIANCE RISK PREMIUM FUND - CLASS M(4)
Shares sold	2,492,635	—
Shares issued to holders in reinvestment of dividends	56,391	—
Shares redeemed	(548,610)	—
Net increase in shares	2,000,416	—
Shares outstanding:
Beginning of period	—	—
End of period	2,000,416	—

(1)	Commenced operations on February 1, 2013.
(2)	Commenced operations on May 1, 2013.
(3)	Commenced operations on May 22, 2013.
(4)	Commenced operations on February 11, 2014.

10. Transactions with Affiliates

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the year ended October 31, 2014. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

U.S. Master Variance Risk Premium Fund

ISSUER NAME	NOVEMBER 1, 2013 SHARE BALANCE	COST	ADDITIONS		REDUCTIONS		SHARE BALANCE AT OCTOBER 31, 2014	DIVIDEND INCOME	REALIZED GAIN/ (LOSS)	VALUE AT OCTOBER 31, 2014	COST AT OCTOBER 31, 2014
			SHARES	COST	SHARES	COST
Stone Ridge U.S. Variance Risk Premium Fund—Class I	14,391,969	$145,952,169	3,964,278	$41,600,000	1,030,956	$10,764,930	17,325,291	$8,698,699	$3,824,603	$181,915,555	$176,787,239
Stone Ridge U.S. Small Cap Variance Risk Premium Fund—Class I	7,040,135	71,937,683	2,600,660	26,675,000	575,571	6,141,356	9,065,224	4,316,533	2,467,279	91,014,849	92,471,327
		$217,889,852						$13,015,232	$6,291,882	$272,930,404	$269,258,566

International Master Variance Risk Premium Fund

ISSUER NAME	FEBRUARY 11, 2014 SHARE BALANCE	(1)	COST	ADDITIONS		REDUCTIONS		SHARE BALANCE AT OCTOBER 31, 2014	DIVIDEND INCOME	REALIZED GAIN/ (LOSS)	VALUE AT OCTOBER 31, 2014	COST AT OCTOBER 31, 2014
				SHARES	COST	SHARES	COST
Stone Ridge International Developed Markets Variance Risk Premium Fund—Class I	—		$—	2,103,564	$21,065,632	349,130	$3,503,116	1,754,434	$595,632	$(3,116)	$17,018,011	$17,562,517
Stone Ridge Emerging Markets Variance Risk Premium Fund—Class I	—		—	1,051,492	10,557,952	198,424	1,996,723	853,068	297,952	3,277	8,488,023	8,561,229
			$—						$893,584	$161	$25,506,034	$26,123,745

(1)	Commencement of operations.

Stone Ridge Funds	Annual Report	October 31, 2014	75

Notes to Financial Statements	October 31, 2014

11. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At October 31, 2014, Stone Ridge U.S. Master Variance Risk Premium Fund held, for the benefit of its shareholders, 43% of the Stone Ridge U.S. Variance Risk Premium Fund and 70% of the Stone Risk U.S. Small Cap Variance Risk Premium Fund. Stone Ridge International Master Variance Risk Premium Fund held, for the benefit of its shareholders, 22% of the Stone Ridge International Developed Markets Variance Risk Premium Fund and 21% of the Stone Ridge Emerging Markets Variance Risk Premium Fund.

12. Subsequent Events Evaluation

On March 25, 2014, the Trust filed an update to its registration statement to add one additional series to the Trust, the Stone Ridge Global Equity Variance Risk Premium Master Fund, which commenced operations on November 14, 2014.

On December 29, 2014 the Trust filed a supplement to its registration statement regarding the U.S. Variance Risk Premium Fund informing shareholders that effective February 28, 2015, Stone Ridge U.S. Variance Risk Premium Fund will be changing its name to Stone Ridge U.S. Large Cap Variance Risk Premium Fund. The Fund’s new name is intended to communicate more clearly the asset class underlying the Fund’s put and call options. There will be no changes, however, in the way in which the Adviser manages the Fund or in the universe of securities to which the Fund has exposure through its options positions, as the Fund’s investment program was already focused on writing put and call options on U.S. large cap securities.

76	Stone Ridge Funds	Annual Report	October 31, 2014

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Stone Ridge Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Stone Ridge Reinsurance Risk Premium Fund, Stone Ridge High Yield Reinsurance Risk Premium Fund, Stone Ridge U.S. Variance Risk Premium Fund, Stone Ridge U.S. Small Cap Variance Risk Premium Fund, Stone Ridge U.S. Master Variance Risk Premium Fund, Stone Ridge International Developed Markets Variance Risk Premium Fund, Stone Ridge Emerging Markets Variance Risk Premium Fund, and Stone Ridge International Master Variance Risk Premium Fund, (eight of the portfolios constituting Stone Ridge Trust (collectively the Funds) as of October 31, 2014, and the related statements of operations for the Funds, statements of cash flows for the Stone Ridge Reinsurance Risk Premium Fund and the Stone Ridge High Yield Reinsurance Risk Premium Fund, statements of changes in net assets, and the financial highlights for the Funds for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the Stone Ridge Trust at October 31, 2014, the results of their operations, cash flows, changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, NY

December 29, 2014

Stone Ridge Funds	Annual Report	October 31, 2014	77

Expense Examples (Unaudited)

As a shareholder of the Stone Ridge Funds ( each a “Fund”, together the “Funds”), you incur ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees, and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period.

Actual Expenses

The first line of each of the tables below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Funds’ transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line on each table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios for each share class of the Funds and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

Stone Ridge Reinsurance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE MAY 1, 2014	ENDING ACCOUNT VALUE OCTOBER 31, 2014	EXPENSES PAID DURING PERIOD* MAY 1, 2014 – OCTOBER 31, 2014
Actual	$1,000.00	$1,047.90	$8.62
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.79	$8.49

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.67%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge Reinsurance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE MAY 1, 2014	ENDING ACCOUNT VALUE OCTOBER 31, 2014	EXPENSES PAID DURING PERIOD* MAY 1, 2014 – OCTOBER 31, 2014
Actual	$1,000.00	$1,048.10	$9.45
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.98	$9.30

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.83%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

78	Stone Ridge Funds	Annual Report	October 31, 2014

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE MAY 1, 2014	ENDING ACCOUNT VALUE OCTOBER 31, 2014	EXPENSES PAID DURING PERIOD* MAY 1, 2014 – OCTOBER 31, 2014
Actual	$1,000.00	$1,057.40	$9.13
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.33	$8.94

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.76%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE MAY 1, 2014	ENDING ACCOUNT VALUE OCTOBER 31, 2014	EXPENSES PAID DURING PERIOD* MAY 1, 2014 – OCTOBER 31, 2014
Actual	$1,000.00	$1,057.60	$9.91
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.58	$9.70

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.91%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge U.S. Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE MAY 1, 2014	ENDING ACCOUNT VALUE OCTOBER 31, 2014	EXPENSES PAID DURING PERIOD* MAY 1, 2014 – OCTOBER 31, 2014
Actual	$1,000.00	$1,039.40	$8.53
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.84	$8.44

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.66%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge U.S. Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE MAY 1, 2014	ENDING ACCOUNT VALUE OCTOBER 31, 2014	EXPENSES PAID DURING PERIOD* MAY 1, 2014 – OCTOBER 31, 2014
Actual	$1,000.00	$1,038.50	$9.30
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.08	$9.20

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.81%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge Funds	Annual Report	October 31, 2014	79

Stone Ridge U.S. Small Cap Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE MAY 1, 2014	ENDING ACCOUNT VALUE OCTOBER 31, 2014	EXPENSES PAID DURING PERIOD* MAY 1, 2014 – OCTOBER 31, 2014
Actual	$1,000.00	$1,030.60	$8.19
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.14	$8.13

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge U.S. Small Cap Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE MAY 1, 2014	ENDING ACCOUNT VALUE OCTOBER 31, 2014	EXPENSES PAID DURING PERIOD* MAY 1, 2014 – OCTOBER 31, 2014
Actual	$1,000.00	$1,029.60	$8.95
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.38	$8.89

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge U.S. Master Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE MAY 1, 2014	ENDING ACCOUNT VALUE OCTOBER 31, 2014	EXPENSES PAID DURING PERIOD* MAY 1, 2014 – OCTOBER 31, 2014
Actual	$1,000.00	$1,036.00	$0.36
Hypothetical (5% annual return before expenses)	$1,000.00	$1,024.85	$0.36

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.07%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge U.S. Master Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE MAY 1, 2014	ENDING ACCOUNT VALUE OCTOBER 31, 2014	EXPENSES PAID DURING PERIOD* MAY 1, 2014 – OCTOBER 31, 2014
Actual	$1,000.00	$1,035.20	$1.13
Hypothetical (5% annual return before expenses)	$1,000.00	$1,024.10	$1.12

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

80	Stone Ridge Funds	Annual Report	October 31, 2014

Stone Ridge International Developed Markets Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE MAY 1, 2014	ENDING ACCOUNT VALUE OCTOBER 31, 2014	EXPENSES PAID DURING PERIOD* MAY 1, 2014 – OCTOBER 31, 2014
Actual	$1,000.00	$995.60	$8.80
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.38	$8.89

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge International Developed Markets Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE MAY 1, 2014	ENDING ACCOUNT VALUE OCTOBER 31, 2014	EXPENSES PAID DURING PERIOD* MAY 1, 2014 – OCTOBER 31, 2014
Actual	$1,000.00	$994.60	$9.55
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.63	$9.65

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.90%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge Emerging Markets Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE MAY 1, 2014	ENDING ACCOUNT VALUE OCTOBER 31, 2014	EXPENSES PAID DURING PERIOD* MAY 1, 2014 – OCTOBER 31, 2014
Actual	$1,000.00	$1,024.30	$9.18
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.13	$9.15

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.80%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge Emerging Markets Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE MAY 1, 2014	ENDING ACCOUNT VALUE OCTOBER 31, 2014	EXPENSES PAID DURING PERIOD* MAY 1, 2014 – OCTOBER 31, 2014
Actual	$1,000.00	$1,023.30	$9.94
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.38	$9.91

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge Funds	Annual Report	October 31, 2014	81

Stone Ridge International Master Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE MAY 1, 2014	ENDING ACCOUNT VALUE OCTOBER 31, 2014	EXPENSES PAID DURING PERIOD* MAY 1, 2014 – OCTOBER 31, 2014
Actual	$1,000.00	$1,003.40	$1.26
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.95	$1.28

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge International Master Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE MAY 1, 2014	ENDING ACCOUNT VALUE OCTOBER 31, 2014	EXPENSES PAID DURING PERIOD* MAY 1, 2014 – OCTOBER 31, 2014
Actual	$1,000.00	$1,002.70	$2.02
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.19	$2.04

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

82	Stone Ridge Funds	Annual Report	October 31, 2014

Additional Information (Unaudited)

1. Board Approval of the Continuation of Certain Investment Management Agreements

Throughout the year, the Board of Trustees (the “Board”) of Stone Ridge Trust (the “Trust”), including the members of the Board who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considers matters bearing on the investment management agreements between Stone Ridge Asset Management LLC (the “Adviser”) and the Trust, on behalf of each series of the Trust. On an annual basis, the Board, including the Independent Trustees, holds an in-person meeting to determine whether to approve the continuation, ordinarily for an additional one-year period, of any investment management agreements that are proposed to be renewed.

At an in-person meeting held on October 17, 2014, the Board, including a majority of the Independent Trustees, considered and approved the continuation for a one-year period of each of the investment management agreements (the “Existing Agreements”) between the Adviser and the Trust on behalf of Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Reinsurance Risk Premium Fund”), Stone Ridge Reinsurance Risk Premium Fund (the “Reinsurance Risk Premium Fund” and, together with the High Yield Reinsurance Risk Premium Fund, the “Reinsurance Funds”), Stone Ridge U.S. Variance Risk Premium Fund (the “U.S. VRP Fund”), Stone Ridge U.S. Small Cap Variance Risk Premium Fund (the “U.S. Small Cap VRP Fund”), Stone Ridge U.S. Master Variance Risk Premium Fund (the “U.S. Master VRP Fund” and, together with the U.S. VRP Fund and the U.S. Small Cap VRP Fund, the “U.S. VRP Funds”) and Stone Ridge International Master Variance Risk Premium Fund (the “International Master VRP Fund,” together with the U.S. VRP Funds, the “VRP Funds” and, together with the Reinsurance Funds and U.S. VRP Funds, the “Funds”). In evaluating each Existing Agreement, the Board considered information and materials furnished by the Adviser in advance of and at the meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Existing Agreements. In addition, as part of this process, the Independent Trustees had the opportunity to meet in executive session with legal counsel to the Trust without representatives of the Adviser present. The Board noted that the U.S. Master VRP Fund pursues its investment objective and principal investment strategies by investing in a combination of the U.S. VRP Fund and the U.S. Small Cap VRP Fund (the “Underlying U.S. VRP Funds”) and that the International Master VRP Fund pursues its investment objective and principal investment strategies by investing in a combination of the Stone Ridge International Developed Markets Variance Risk Premium Fund and the Stone Ridge Emerging Markets Variance Risk Premium Fund (the “Underlying International VRP Funds” and, together with the Underlying U.S. VRP Funds, the “Underlying Funds”) and that, as a result, some of the information the Board took into consideration as part of its review of the Existing Agreements for the U.S. Master VRP Fund and the International Master VRP Fund related to the Underlying Funds.

The Board’s consideration of each Existing Agreement included but was not limited to: (1) the nature, extent, and quality of the services provided by the Adviser; (2) the investment performance of the Funds and the Adviser; (3) the cost of the services provided and the profits and other benefits realized by the Adviser from its relationship with each Fund; and (4) the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect such economies of scale for the benefit of shareholders of the Funds. In determining whether to approve the continuation of the Existing Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative; individual trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the investment management services provided by the Adviser, including the management of each Fund’s portfolio in accordance with its investment objective, investment policies, investment restrictions and applicable law; investment selection and monitoring; selection of trading counterparties; the creation and implementation of ongoing risk management strategies and the oversight and/or implementation of policies and procedures necessary to fulfill these responsibilities. For each of the U.S. Master VRP Fund and the International Master VRP Fund, the Board considered the Adviser’s responsibilities in selecting and weighting such Funds’ investments in the appropriate Underlying Funds and the ongoing monitoring of such selection. The Board also considered other services provided by the Adviser, including proxy voting (to the extent applicable), monitoring potential conflicts of interest and maintaining regulatory compliance programs for the Funds. In addition, the Board reviewed the qualifications and professional backgrounds of each person who provides significant advisory or other services to each Fund under the applicable Existing Agreement and analyzed the Adviser’s ongoing ability to service the Funds through such research and advisory personnel. Based on this and related information, the Board, including the Independent Trustees, concluded that the nature, extent and quality of services supported the continuation of the Existing Agreements.

Stone Ridge Funds	Annual Report	October 31, 2014	83

Additional Information (Unaudited)

In considering the investment performance of the Funds and the Adviser, the Board reviewed information provided by the Adviser relating to each Fund’s performance (net of fees) together with the performance of each Fund’s corresponding index (where applicable) and took into account the Adviser’s statements regarding differences between the Reinsurance Funds’ performance and the performance of the corresponding index. The Board also reviewed similar performance information for other comparable registered investment funds managed by the Adviser, where applicable, as well as performance information for funds within Morningstar categories that include alternative funds (for the VRP Funds) and non-traditional bond funds (for the Reinsurance Funds) determined to be most similar to the Funds by the Adviser (the “peer groups”). The Board considered the Adviser’s explanation that there are very few, if any, funds that follow investment strategies similar to those of the Funds due to the unique nature of the Funds’ investment strategies among registered funds, thus making it difficult to identify appropriate peer groups for the Funds. The Board took into consideration that, given the recent commencement of operations of each Fund, the Funds had a limited operating history upon which to evaluate their investment performance. The Board, including the Independent Trustees, concluded that each Fund’s performance and/or other relevant factors supported the renewal of the Existing Agreement relating to that Fund.

In considering the cost of services provided and the benefits realized by the Adviser from its relationship with each Fund, the Board analyzed the fees paid under each Existing Agreement, the expense ratio for each Fund and any contractual expense limitation undertaken by the Adviser. The Board took into consideration that the U.S. Master VRP Fund and the International Master VRP Fund are not charged an advisory fee under the applicable Existing Agreement. The Board noted that, because each of these Funds invests in the applicable Underlying Funds, each of which pays the Adviser a management fee, the Adviser receives additional fees from the Underlying Funds as a result of the U.S. Master VRP Fund’s and the International Master VRP Fund’s investments in the Underlying Funds. In considering the appropriateness of the advisory fees, expense ratios and expense limitations applicable to the Funds, the Board also compared this data against the corresponding information for the funds in the peer group. The Board took into consideration information provided by the Adviser relating to the Adviser’s financial health, profitability and the benefits that the Adviser derives from the Existing Agreements. The Board also noted that the Adviser may receive reputational benefits from its relationships with the Funds. Based on the foregoing information and other factors deemed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements applicable to each of the Funds pursuant to the Existing Agreements were fair and reasonable and that the costs of the services the Adviser provided and the related benefits to the Adviser in respect of its relationships with the Funds supported the continuation of the Existing Agreements.

Finally, the Board considered the extent to which economies of scale in the provision of services by the Adviser would be realized as the Funds grow and whether the Funds’ fee levels reflect such economies of scale, such as through breakpoints in their investment advisory fees or through expense waiver or limitation arrangements. The Trustees noted that each of the Funds other than the U.S. Master VRP Fund was subject to a contractual expense limitation agreement. The Board noted that the Adviser generally sets the expense limitations for the Funds, if any, at levels that it believes reflect market levels for the advisory services provided and that seek to ensure that the levels of fees and profitability to the Adviser do not exceed appropriate levels as the Funds grow. After reviewing this and related information, the Board, including the Independent Trustees, concluded that the extent to which economies of scale currently are shared with the Funds supported the continuation of the Existing Agreements.

Based on a consideration and evaluation of all factors deemed to be relevant, including the foregoing matters and the Board’s determination that the continuation of each of the Existing Agreements was in the best interests of the shareholders, the Board, including the Independent Trustees, concluded that each of the Existing Agreements should be continued for a one-year period.

84	Stone Ridge Funds	Annual Report	October 31, 2014

Additional Information (Unaudited)

2. Disclosure Regarding Fund Trustees and Officers

Independent Trustees(1)
NAME (YEAR OF BIRTH)	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED(2)	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS	NUMBER OF PORTFOLIOS IN THE FUND COMPLEX OVERSEEN BY TRUSTEE(3)	OTHER DIRECTORSHIPS / TRUSTEESHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS
Jeffery Ekberg (1965)	Trustee	since 2012	Principal, TPG Capital, L.P., until 2011; Chief Financial Officer, Newbridge Capital, LLC, until 2011	10	TPG Capital, LLC and affiliates (sponsored investment funds), until 2011.

Daniel Charney (1970)	Trustee	since 2012	Cowen Group, since 2012; Jefferies & Co., until 2011	10	None.

Interested Trustee
NAME (YEAR OF BIRTH)	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED(2)	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS	NUMBER OF PORTFOLIOS IN THE FUND COMPLEX OVERSEEN BY TRUSTEE(3)	OTHER DIRECTORSHIPS / TRUSTEESHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS
Ross Stevens(4) (1969)	Trustee, Chairman	since 2012	Founder of Stone Ridge Asset Management LLC (“Adviser”), Chief Executive Officer and President of the Adviser, since 2012, Magnetar Capital (Investment Committee and Co-Head of Portfolio Managers Committee), until 2012	10	None.

(1)	Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
(2)	Each Trustee serves until resignation or removal from the Board.
(3)	Fund Complex includes the Stone Ridge Trust II, another investment company managed by the Adviser.
(4)	Mr. Stevens is an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, due to his position with Stone Ridge Asset Management LLC.

The Statement of Additional Information includes additional information about the Fund’s Trustees and is available free of charge upon request by call the Funds toll free at 1.855.609.3680

Officers
NAME (YEAR OF BIRTH) AND ADDRESS(1)	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED(2)	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Ross Stevens (1969)	President and Chief Executive Officer	since 2012	Founder of Stone Ridge Asset Management LLC (“Adviser”), Chief Executive Officer and President of the Adviser, since 2012; prior to that Magnetar Capital (Investment Committee and Co-Head of Portfolio Managers Committee).
Jane Korach (1974)	Chief Compliance Officer and Secretary	since 2012	General Counsel of the Adviser, since 2012; prior to that General Counsel and CCO at Owl Creek Asset Management.
Patrick Kelly (1978)	Treasurer and Principal Financial Officer	since 2012	Chief Operating Officer of the Adviser, since 2012; prior to that Chief Operating Officer of Quantitative Strategies at Magnetar Capital.

(1)	Each Officer’s mailing address is c/o Stone Ridge Asset Management LLC, 405 Lexington Avenue, 55th Floor, New York, NY 10174.
(2)	The term of office of each officer is indefinite.

Stone Ridge Funds	Annual Report	October 31, 2014	85

Additional Information (Unaudited)

3. Shareholder Notification of Federal Tax Status

For the fiscal period ended October 31, 2014, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
Reinsurance Risk Premium Fund	4.51%
High Yield Reinsurance Risk Premium Fund	1.84%
U.S. VRP Fund	10.23%
U.S. Small Cap VRP Fund	0.87%
U.S. Master VRP Fund	9.54%
International Developed Markets VRP Fund	0.72%
Emerging Markets VRP Fund	0.37%
International Master VRP Fund	0.57%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended October 31, 2014 was as follows:

PERCENTAGES
Reinsurance Risk Premium Fund	0.00%
High Yield Reinsurance Risk Premium Fund	0.00%
U.S. VRP Fund	10.14%
U.S. Small Cap VRP Fund	0.87%
U.S. Master VRP Fund	9.45%
International Developed Markets VRP Fund	0.00%
Emerging Markets VRP Fund	0.00%
International Master VRP Fund	0.00%

For the period ended October 31, 2014, the funds designate the following percent of ordinary distributions paid as interest-related dividends under the Internal Revenue Code Section 871(k)(1)(c):

PERCENTAGES
Reinsurance Risk Premium Fund	0.07%
High Yield Reinsurance Risk Premium Fund	0.06%
U.S. VRP Fund	0.42%
U.S. Small Cap VRP Fund	0.93%
U.S. Master VRP Fund	0.00%
International Developed Markets VRP Fund	0.57%
Emerging Markets VRP Fund	0.32%
International Master VRP Fund	0.01%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for each Fund were as follows:

PERCENTAGES
Reinsurance Risk Premium Fund	0.00%
High Yield Reinsurance Risk Premium Fund	0.00%
U.S. VRP Fund	100.00%
U.S. Small Cap VRP Fund	100.00%
U.S. Master VRP Fund	1.56%
International Developed Markets VRP Fund	100.00%
Emerging Markets VRP Fund	100.00%
International Master VRP Fund	6.00%

Shareholders should not use the above information to prepare their tax returns. Since each Fund’s fiscal year is not the calendar year, another notification will be made available with respect to calendar year 2014. Such notification, which will reflect the amount to be used by calendar year taxpayers on their Federal income tax returns, will be made in conjunction with Form 1099-DIV and will be made available in February on the Funds’ website, www.stoneridgefunds.com. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in each of the Funds.

86	Stone Ridge Funds	Annual Report	October 31, 2014

Additional Information (Unaudited)

4. Availability of Quarterly Portfolio Holdings Schedules

The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge on the SEC’s website (http://www.sec.gov) and may be available by calling 1.855.609.3680. You may also obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

5. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge by calling 1.855.609.3680 and on the SEC’s website (http://www.sec.gov). The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website (http://www.sec.gov).

Stone Ridge Funds	Annual Report	October 31, 2014	87

Investment Adviser

Stone Ridge Asset Management, LLC

405 Lexington Avenue, 55th Floor

New York, NY 10174

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

                                                                 SQANNU

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Jeffery Ekberg is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2014	FYE 10/31/2013
Audit Fees	$377,000	$248,000
Audit-Related Fees	$0	$0
Tax Fees	$178,250	$95,500
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Ernst & Young LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2014	FYE 10/31/2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

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All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2014	FYE 10/31/2013
Registrant	$178,250	$95,500
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers

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have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stone Ridge Trust

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President

Date     January 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President

Date     January 8, 2015

By (Signature and Title)*	/s/ Patrick Kelly
Patrick Kelly, Treasurer

Date     January 8, 2015

*	Print the name and title of each signing officer under his or her signature.

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